AS FILED WITH THE SECURITIES AND EXCHANGE
                          COMMISSION ON April 19, 2004
                                                               File No. 33-66786
                                                               File No. 811-7924
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
       - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 16

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 57

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-865-5237
                (Name and Complete Address of Agent for Service)


       - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                           SECURITIES BEING OFFERED:
        FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate date of proposed public offering: as soon as practicable after the effective date of this registration statement.

It is proposed that this filing will be come effective:

/ / Immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on May 1, 2004 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a) of Rule 485
/ / on ------- pursuant to paragraph (a) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

                 INVESTOR'S SELECT VARIABLE ANNUITY PROSPECTUS

                                FLEXIBLE PREMIUM

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                          LINCOLN BENEFIT LIFE COMPANY

                               IN CONNECTION WITH

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

           STREET ADDRESS: 2940 SOUTH 84TH STREET, LINCOLN, NE 68506

            MAILING ADDRESS: P. O. BOX 80469, LINCOLN, NE 68501-0469

                        TELEPHONE NUMBER: 1-800-865-5237

The Contract is a deferred annuity designed to aid you in long-term financial planning. You may purchase it on either a tax qualified or non-tax qualified basis. EFFECTIVE DECEMBER 31, 2003, THIS PRODUCT IS NO LONGER BEING OFFERED FOR SALE.

Because this is a flexible premium annuity contract, you may pay multiple premiums. We allocate your premium to the investment options under the Contract and our Fixed Account in the proportions that you choose. The Contract currently offers thirty-seven investment options, each of which is a Subaccount of the Lincoln Benefit Life Variable Annuity Account ("Separate Account"). Each Subaccount invests exclusively in shares of one of the following Portfolios:

AIM VARIABLE INSURANCE FUNDS: AIM V.I.    MFS(R) VARIABLE INSURANCE TRUST/SM/:
Basic Value Fund - Series I               New Discovery Series - Service Class

THE ALGER AMERICAN FUND: Growth           OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Portfolio-Class O, Income & Growth        Main Street Small Cap Fund/VA -
Portfolio-Class O, Leveraged AllCap       Service Shares
Portfolio-Class O, MidCap Growth
Portfolio-Class O, Small Capitalization   PANORAMA SERIES FUND, INC.:
Portfolio-Class O                         Oppenheimer International Growth
                                          Fund/VA - Service Shares
FEDERATED INSURANCE SERIES: Fund for
U.S. Government Securities II, High       PIMCO ADVISORS VIT: OpCap Balanced
Income Bond Fund II, Capital Income Fund  Portfolio, OpCap Small Cap Portfolio
II
                                          PIMCO VARIABLE INSURANCE TRUST:
FIDELITY VARIABLE INSURANCE PRODUCTS:     Foreign Bond Portfolio (U.S.
Asset Manager/SM/ Portfolio - Initial     Dollar-Hedged) - Administrative
Class, Contrafund(R) Portfolio - Initial  Shares, Total Return Portfolio -
Class, Equity-Income Portfolio - Initial  Administrative Shares
Class, Growth Portfolio - Initial Class,
Index 500 Portfolio - Initial Class,      PUTNAM VARIABLE TRUST: International
Money Market Portfolio - Initial Class,   Growth and Income Fund - Class IB
Overseas Portfolio - Initial Class
                                          SALOMON BROTHERS VARIABLE SERIES
JANUS ASPEN SERIES: Balanced              FUNDS, INC.: Variable Investors Fund
Portfolio-Institutional Shares, Flexible  - Class I
Income Portfolio-Institutional Shares,
Foreign Stock Portfolio-Service Shares    SCUDDER VARIABLE SERIES I: Balanced
(formerly International Value             Portfolio -Class A, Bond Portfolio -
Portfolio), Growth                        Class A
Portfolio-Institutional Shares, Mid Cap
Growth Portfolio-Institutional Shares,    THE UNIVERSAL INSTITUTIONAL FUNDS,
Worldwide Growth Portfolio-Institutional  INC.*: Van Kampen UIF Equity Growth
Shares                                    Portfolio- Class I, Van Kampen UIF
                                          U.S. Mid Cap Value Portfolio- Class I

                                          VAN KAMPEN LIFE INVESTMENT TRUST:
                                          Aggressive Growth Portfolio, Class
                                          II, Growth and Income Portfolio,
                                          Class II
-------------------------------------------------------------------------------
* Morgan Stanley Investment Management, Inc., the adviser to the UIF
   Portfolios, does business in certain instances using the name Van Kampen

 -------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED ON THE ACCURACY OR THE


                                 1  PROSPECTUS

ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
 -------------------------------------------------------------------------------

Some of the portfolios described in this Prospectus may not be available in your Contract. We may make available other investment options in the future.

The maximum age of the oldest Contract Owner and Annuitant is age 85 as of the date we receive the completed application.

Your Contract Value will vary daily as a function of the investment performance of the Subaccounts to which you have allocated Purchase payments and any interest credited to the Fixed Account. We do not guarantee any minimum Contract Value for amounts allocated to the Subaccounts.

in certain states the Contract may be offered as a group contract with individual ownership represented by Certificates. The discussion of Contracts in this prospectus applies equally to Certificates under group contracts, unless the content specifies otherwise.

This prospectus sets forth the information you ought to know about the Contract. You should read it before investing and keep it for future reference.

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2004. The information in the Statement of Additional Information is incorporated by reference in this prospectus. You can obtain a free copy by writing us or calling us at the telephone number given above. The Table of Contents of the Statement of Additional Information appears on page 36 of this prospectus. Our SEC filings are also available to the public on the SEC Internet site (http://www.sec.gov).

This prospectus is valid only if accompanied or preceded by current prospectuses for the Portfolios listed above. If any of these prospectuses is missing or outdated, please contact us and we will send you the prospectus you need.

Please read this prospectus carefully and retain it for your future reference.

The date of this prospectus is May 1, 2004.


                                 2  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DEFINITIONS                      4
--------------------------------------------------------------------------------
FEE TABLES                       5
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EXAMPLES                         5
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EXPLANATION OF EXPENSE EXAMPLES 6
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QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT 7
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CONDENSED FINANCIAL INFORMATION  11
--------------------------------------------------------------------------------
DESCRIPTION OF THE CONTRACTS     11
--------------------------------------------------------------------------------
  Summary                        11
--------------------------------------------------------------------------------
  Contract Owner                 11
--------------------------------------------------------------------------------
  Annuitant                      11
--------------------------------------------------------------------------------
  Modification of the Contract   11
--------------------------------------------------------------------------------
  Assignment                     11
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  Free Look Period               11
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PURCHASES AND CONTRACT VALUE     11
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  Minimum Purchase Payment       11
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  Automatic Payment Plan         12
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  Allocation of Purchase Payments 12
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  Contract Value                 12
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  Separate Account Accumulation Unit Value 12
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  Transfer During Accumulation Period 12
--------------------------------------------------------------------------------
  Transfers Authorized by Telephone 13
--------------------------------------------------------------------------------
  Market Timing & Excessive Trading 13
--------------------------------------------------------------------------------
  Trading Limitations            13
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  Automatic Dollar Cost Averaging Program 14
--------------------------------------------------------------------------------
  Portfolio Rebalancing          14
--------------------------------------------------------------------------------
THE INVESTMENT AND FIXED ACCOUNT OPTIONS: SEPARATE ACCOUNT INVESTMENTS 15
--------------------------------------------------------------------------------
  The Portfolios                 15
--------------------------------------------------------------------------------
  Voting Rights                  17
--------------------------------------------------------------------------------
  Substitution of Securities     18
--------------------------------------------------------------------------------
  The Fixed Account              18
--------------------------------------------------------------------------------
ANNUITY BENEFITS                 18
--------------------------------------------------------------------------------
  Annuity Date                   18
--------------------------------------------------------------------------------
  Deferment of Payments          19
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  Annuity Options                19
--------------------------------------------------------------------------------
  Other Options                  20
--------------------------------------------------------------------------------
  Death Benefit During Annuity Period 20
--------------------------------------------------------------------------------
  Variable Annuity Payments      20
--------------------------------------------------------------------------------
  Fixed Annuity Payments         20
--------------------------------------------------------------------------------
  Certain Employee Benefit Plans 20
--------------------------------------------------------------------------------
OTHER CONTRACT BENEFITS          21
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Death Benefit                  21
--------------------------------------------------------------------------------
  Beneficiary                    22
--------------------------------------------------------------------------------
  Contract Loans for 403(b) Contracts 23
--------------------------------------------------------------------------------
  Withdrawals (Redemptions)      24
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  Systematic Withdrawal Program  24
--------------------------------------------------------------------------------
  ERISA Plans                    25
--------------------------------------------------------------------------------
  Minimum Contract Value         25
--------------------------------------------------------------------------------
CONTRACT CHARGES                 25
--------------------------------------------------------------------------------
  Mortality and Expense Risk Charge 25
--------------------------------------------------------------------------------
  Administrative Charges         25
--------------------------------------------------------------------------------
     Contract Administration Charge 25
--------------------------------------------------------------------------------
     Administrative Expense Charge 25
--------------------------------------------------------------------------------
     Transfer Fee                25
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  Sales Charges                  26
--------------------------------------------------------------------------------
     Withdrawal Charge           26
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     Free Withdrawal             26
--------------------------------------------------------------------------------
     Confinement Waiver Benefit  26
--------------------------------------------------------------------------------
     Waiver of Withdrawal Charge for Certain Qualified Plan Withdrawals 27
--------------------------------------------------------------------------------
  Premium Taxes                  27
--------------------------------------------------------------------------------
  Deduction for Separate Account Income Taxes 27
--------------------------------------------------------------------------------
  Other Expenses                 27
--------------------------------------------------------------------------------
TAXES                            29
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  Taxation of Lincoln Benefit Life Company 29
--------------------------------------------------------------------------------
  Taxation of Variable Annuities in General 29
--------------------------------------------------------------------------------
  Income Tax Withholding         32
--------------------------------------------------------------------------------
  Tax Qualified Contracts        32
--------------------------------------------------------------------------------
DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE SEPARATE ACCOUNT 35
--------------------------------------------------------------------------------
  Lincoln Benefit Life Company   35
--------------------------------------------------------------------------------
  Separate Account               35
--------------------------------------------------------------------------------
  State Regulation of Lincoln Benefit 35
--------------------------------------------------------------------------------
  Financial Statements           35
--------------------------------------------------------------------------------
ADMINISTRATION                   35
--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS        36
--------------------------------------------------------------------------------
LEGAL PROCEEDINGS                36
--------------------------------------------------------------------------------
LEGAL MATTERS                    36
--------------------------------------------------------------------------------
ANNUAL REPORTS AND OTHER DOCUMENTS 36
--------------------------------------------------------------------------------
REGISTRATION STATEMENT           36
--------------------------------------------------------------------------------
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION 38
--------------------------------------------------------------------------------
APPENDIX A - ACCUMULATION UNIT VALUES 39
--------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.
 -------------------------------------------------------------------------------


                                 3  PROSPECTUS

DEFINITIONS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION PERIOD - The period, beginning on the Issue Date, during which Contract Value builds up under your Contract.

ACCUMULATION UNIT - A unit of measurement which we use to calculate Contract Value.

ANNUITANT - The living person on whose life the annuity benefits under a Contract are based.

ANNUITIZATION - The process to begin annuity payments under the Contract.

ANNUITY DATE - The date on which annuity payments are scheduled to begin.

ANNUITY PERIOD - The period during which annuity payments are paid. The Annuity Period begins on the Annuity Date.

ANNUITY UNIT - A unit of measurement which we use to calculate the amount of Variable Annuity payments.

BENEFICIARY(IES) - The person(s) designated to receive any death benefits under the Contract.

COMPANY ("WE," "US," "OUR," "LINCOLN BENEFIT") - Lincoln Benefit Life Company.

CONTRACT ANNIVERSARY - Each anniversary of the Issue Date.

CONTRACT OWNER ("YOU") - The person(s) having the privileges of ownership defined in the Contract. If your Contract is issued as part of a retirement plan, your ownership privileges may be modified by the plan.

CONTRACT VALUE - The sum of the values of your investment in the Subaccounts of the Separate Account and the Fixed Account.

CONTRACT YEAR - Each twelve-month period beginning on the Issue Date and each Contract Anniversary.

CONTRIBUTION YEAR - Each twelve-month period beginning on the date a Purchase Payment is allocated to a Subaccount, or each anniversary of that date.

FIXED ACCOUNT - The portion of the Contract Value allocated to our general account.

FIXED ANNUITY - A series of annuity payments that are fixed in amount.

ISSUE DATE - The date when the Contract becomes effective.

LATEST ANNUITY DATE - The latest date by which you must begin annuity payments under the Contract.

LOAN ACCOUNT - An account established for amounts transferred from the Subaccounts or the Fixed Account as security for outstanding Contract loans.

NET INVESTMENT FACTOR - The factor used to determine the value of an Accumulation Unit and Annuity Unit in any Valuation Period. We determine the Net Investment Factor separately for each Subaccount.

NON-QUALIFIED PLAN - A retirement plan which does not receive special tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Tax Code.

PORTFOLIO(S) - The underlying funds in which the Subaccounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PURCHASE PAYMENTS - Amounts paid to us as premium for the Contract by you or on your behalf.

QUALIFIED PLAN - A retirement plan which receives special tax treatment under Sections 401, 403(b), 408 or 408A of the Tax Code or a deferred compensation plan for a state and local government or another tax exempt organization under
Section 457 of the Tax Code.

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Annuity Account, which is a segregated investment account of the Company.

SUBACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The amount paid upon complete surrender of the Contract.

TAX CODE - The Internal Revenue Code of 1986, as amended.

VALUATION DATE - Each day the New York Stock Exchange is open for business.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Subaccounts in order to price Accumulation Units and Annuity Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE") currently 4:00 p.m. Eastern time on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

VARIABLE ANNUITY - A series of annuity payments that vary in amount based on changes in the value of the Subaccounts to which your Contract Value has been allocated.

WITHDRAWAL CHARGE - The contingent deferred sales charge that may be required upon some withdrawals.


                                 4  PROSPECTUS

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales Charge - Withdrawal Charge (as a percentage of Purchase Payments)* - 7%

            CONTRIBUTION YEAR                APPLICABLE CHARGE
                   1-2                              7%
                    3                               6%
                    4                               5%
                    5                               4%
                    6                               3%
                    7                               2%
                   8 +                              0%


MAXIMUM TRANSFER FEE (Applies solely to the
second and subsequent transfers within a
calendar month. We are currently waiving
the transfer fee)                                          $25.00

* Beginning on January 1, 2004, if you make a withdrawal prior to the Annuity
Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING PORTFOLIO FEES AND EXPENSES.

                                                               $25.00*
Annual Contract Administration Charge

* We will waive this charge if on any Contract Anniversary your Contract
Value is at least $75,000. We will stop deducting this charge after annuitization.

Separate Account Annual Expenses
(as a percentage of daily net asset value deducted
from each of the Subaccounts of the Separate Account)
 Mortality Risk Charge                                           0.85%
 Expense Risk Charge                                             0.40%
 Administrative Expense Charge                                   0.15%
                                                               --------
 Total Separate Account Annual Expenses                          1.40%


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. ADVISERS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSEMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH PORTFOLIO.

                                                    Minimum         Maximum
-------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses/(1)/
(expenses that are deducted from Portfolio
assets, including management fees, distribution
and/or service (12b-1) fees, and other               0.29%           4.31%
expenses)
-------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Portfolio average daily net assets before any waiver or reimbursement as of December 31, 2003.

EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:


                                 5  PROSPECTUS

.. Invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and,

.. paid total Separate Account expenses of 1.40%.



The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                   1  Year     3 Years     5 Years       10 Years
---------------------------------------------------------------------------------------
Costs Based on Maximum Annual      $1,205       $1,035     $3,242         $5,818
Portfolio Expenses
---------------------------------------------------------------------------------------
Costs Based on Minimum Annual      $793         $2,236     $1,297         $2,239
Portfolio Expenses
---------------------------------------------------------------------------------------







EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                            1  Year    3 Years     5 Years       10 Years
-------------------------------------------------------------------------------
Costs Based on Maximum      $610        $1,811     $2,987         $5,818
Annual Portfolio Expenses
-------------------------------------------------------------------------------
Costs Based on Minimum      $198        $610       $1,045         $2,239
Annual Portfolio Expenses
-------------------------------------------------------------------------------



EXPLANATION OF EXPENSE EXAMPLES
PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ANNUAL RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNT, IF APPLICABLE, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $25.


                                 6  PROSPECTUS

QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT
The following are answers to some of the questions you may have about some of the more important features of the Contract. The Contract is more fully described in the rest of the prospectus. Please read the prospectus carefully.

1. WHAT IS THE CONTRACT?

The Contract is a flexible premium deferred variable annuity contract. It is designed for tax-deferred retirement investing. The Contract is available for non-qualified or qualified retirement plans. The Contract, like all deferred annuity contracts, has two phases: the Accumulation Period and the Annuity Period. During the Accumulation Period, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The Annuity Period begins when you begin receiving payments under one of the annuity payment options described in Answers to Questions. The Contract Value accumulated under your Contract during the Accumulation Period will be used to determine the amount of your annuity payments during the Annuity Period.

Your premiums are invested in one or more of the Subaccounts of the Separate Account or allocated to the Fixed Account, as you instruct us. The value of your Contract will depend on the investment performance of the Subaccounts and the amount of interest we credit to the Fixed Account.

Each Subaccount will invest in a single investment portfolio (a "Portfolio") of an underlying fund. The Portfolios offer a range of investment objectives, from conservative to aggressive. You bear the entire investment risk on amounts allocated to the Subaccounts.

In some states, you may allocate all or part of the value of your Contract to what we call the "Fixed Account". We guarantee that we will credit interest on amounts allocated the Fixed Account at an effective annual rate of at least 3%. We may credit a higher rate of interest. The Fixed Account offers you an opportunity to protect your principal and earn at least a guaranteed rate of interest.

2. WHAT ANNUITY OPTIONS DOES THE CONTRACT OFFER?

You may receive annuity payments on a fixed or a variable basis or a combination of the two. We offer a variety of annuity options including:

  (a) a life annuity;

  (b) a life annuity with payments guaranteed for five to twenty years;

  (c) a joint and full Survivorship annuity; and

  (d) fixed payments for a specified period of five to twenty-five years.

Call us to inquire about other options.

You may change your annuity option at any time prior to annuitization. You may select the date to annuitize the Contract. The date you select, however, may be no later than the later of the tenth Contract Anniversary or the tenth day of the month following the youngest Annuitant's 90th birthday. If your Contract was issued in connection with a qualified plan, different deadlines may apply. In addition, we can refuse to permit you to select a date within two years of our issuing your Contract, unless the law requires us to permit it.

If you select annuity payments on a variable basis, the amount of our payments to you will be affected by the investment performance of the Subaccounts you have selected. The fixed portion of your annuity payments, on the other hand, generally will equal in amount to the initial payment we determine. Contract Value that is allocated to the Fixed Account at the end of the Accumulation Period cannot be applied to a variable annuity payment option. Accordingly, if you wish to apply any portion of your Fixed Account balance to a variable annuity payment option, you should plan ahead and transfer that amount from the Fixed Account to the Separate Account before you annuitize the Contract.

3. HOW DO I BUY A CONTRACT?

You can obtain a Contract application from your Lincoln Benefit agent. You must pay at least $1,200 in premiums during the first Contract Year. Premium payments must be at least $100, unless you enroll in an automatic payment plan. Your periodic payments in an automatic payment plan must be at least $25 per month. We may lower these minimums at our sole discretion. The maximum age of the oldest Contract Owner and Annuitant is age 85 as of the date we receive the completed application.


                                 7  PROSPECTUS

4. WHAT ARE MY INVESTMENT CHOICES UNDER THE CONTRACT?

You can allocate and reallocate your investment among the Subaccounts, each of which in turn invests in a single Portfolio. Under the Contract, the Separate Account currently invests in the following Portfolios:

FUND:                                                  PORTFOLIO:
---------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds                          AIM V.I. Basic Value Fund, Series I
---------------------------------------------------------------------------------------------------------
The Alger American Fund                               Alger American Growth Portfolio - Class O
                                                      Alger American Income and Growth Portfolio - Class
                                                      O
                                                      Alger American Leveraged AllCap Portfolio - Class O
                                                      Alger American MidCap Growth Portfolio - Class O
                                                      Alger American Small Capitalization Portfolio -
                                                      Class O
---------------------------------------------------------------------------------------------------------
Federated Insurance Series                            Federated Fund for U.S. Government Securities II
                                                      Federated High Income Bond Fund II
                                                      Federated Capital Income Fund II
---------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products                  Fidelity VIP Asset Manager/SM/ Portfolio - Initial
                                                      Class
                                                      Fidelity VIP Contrafund(R) Portfolio - Initial
                                                      Class
                                                      Fidelity VIP Equity-Income Portfolio - Initial
                                                      Class
                                                      Fidelity VIP Growth Portfolio - Initial Class
                                                      Fidelity VIP Index 500 Portfolio - Initial Class
                                                      Fidelity VIP Money Market Portfolio - Initial Class
                                                      Fidelity VIP Overseas Portfolio - Initial Class
---------------------------------------------------------------------------------------------------------
Janus Aspen Series                                    Janus Aspen Series Balanced Portfolio:
                                                      Institutional Shares
                                                      Janus Aspen Series Flexible Income Portfolio:
                                                      Institutional Shares
                                                      Janus Aspen Series Foreign Stock Portfolio: Service
                                                      Shares
                                                      Janus Aspen Series Growth Portfolio: Institutional
                                                      Shares
                                                      Janus Aspen Series Mid Cap Growth Portfolio:
                                                      Institutional Shares
                                                      Janus Aspen Series Worldwide Growth Portfolio:
                                                      Institutional Shares
---------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust/SM/                   MFS New Discovery Series - Service Class
---------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds                    Oppenheimer Main Street Small Cap Fund/VA - Service
                                                      Shares
---------------------------------------------------------------------------------------------------------
Panorama Series Fund, Inc.                            Oppenheimer International Growth Fund/VA - Service
                                                      Shares
---------------------------------------------------------------------------------------------------------
PIMCO Advisers VIT                                    PAVIT OpCap Balanced Portfolio
                                                      PAVIT OpCap Small Cap Portfolio
---------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust                        PIMCO VITForeign Bond Portfolio (U.S. Dollar
                                                      Hedged) - Administrative Shares
                                                      PIMCO VITTotal Return Portfolio - Administrative
                                                      Shares
---------------------------------------------------------------------------------------------------------
Putnam Variable Trust                                 Putnam VT International Growth and Income Fund -
                                                      Class 1B
---------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds, Inc.          Salomon Brothers Variable Investors Fund - Class I
---------------------------------------------------------------------------------------------------------
Scudder Variable Series I                             Scudder SVS I Balanced Portfolio - Class A
                                                      Scudder SVS I Bond Portfolio - Class A
---------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.               Van Kampen UIF Equity Growth Portfolio, Class I
                                                      Van Kampen UIF U.S. Mid Cap Value Portfolio, Class
                                                      I
---------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust                      Van Kampen LIT Aggressive Growth Portfolio, Class
                                                      II
                                                      Van Kampen LIT Growth and Income Portfolio, Class
                                                      II
---------------------------------------------------------------------------------------------------------


Some of the Portfolios described in this prospectus may not be available in your Contract. Each Portfolio holds its assets separately from the assets of the other Portfolios. Each Portfolio has distinct investment objectives and policies which are described in the accompanying prospectuses for the Portfolios.

In addition, the Fixed Account is available in some states.

5. WHAT ARE MY EXPENSES UNDER THE CONTRACT?

CONTRACT ADMINISTRATION CHARGE. During the Accumulation Period only, each year we subtract $25 from your Contract Value as an annual contract administration charge. We cannot increase the amount of this charge.

ADMINISTRATIVE EXPENSE CHARGE AND MORTALITY AND EXPENSE RISK CHARGE. We impose a mortality and expense risk charge at an annual rate of 1.25% of average daily net assets and an administrative expense charge at an annual rate of.15% of average daily net assets. These


                                 8  PROSPECTUS
charges are assessed each day during the Accumulation Period and the Annuity Period. We guarantee that we will not raise these charges.

TRANSFER FEE. We currently do not charge a transfer fee. The Contract permits us to charge you up to $25 per transfer for each transfer after the first transfer in each month.

WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE). During the Accumulation Period, you may withdraw all or part of the value of your Contract before your death or, if the Contract is owned by a company or other legal entity, before the Annuitant's death. The Withdrawal Charge, which is a contingent deferred sales charge, will vary depending on how many complete years have passed since you paid the Purchase Payment being withdrawn. The Withdrawal Charge applies to each Purchase Payment for seven complete years from the date of the Payment (each a "Contribution Year").

     Contribution Year         Applicable Charge
     -----------------         -----------------
            1-2                        7%
             3                         6%
             4                         5%
             5                         4%
             6                         3%
             7                         2%
            8+                         0%


In determining Withdrawal Charges, we will deem your Purchase Payments to be withdrawn on a first-in first-out basis.

Certain withdrawals may be made without payment of any Withdrawal Charge. We may impose a Withdrawal Charge upon annuitization only if you select an annuity option under which we will make payments for a fixed period of less than five years. In some states, we also may waive the Withdrawal Charge under our confinement waiver benefit. Additional restrictions and costs may apply to Contracts issued in connection with qualified plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult with your tax counselor to determine what effect a withdrawal might have on your tax liability.

In most states, each year, free of Withdrawal Charge, you may withdraw:

  (a) the greater of:

  15% of your total Purchase Payments made in the most recent seven years, if permitted under state law; or earnings not previously withdrawn; plus

  (b) an amount equal to your total Purchase Payments made more than seven years ago, to the extent not previously withdrawn.

Because of differences in state law, in some states we substitute 10% in this formula.

PREMIUM TAXES. Certain states impose a premium tax on annuity purchase payments received by insurance companies. Any applicable premium taxes are deducted from the value of your Contract upon surrender, death, or annuitization. State premium taxes generally range from 0% to 3.5%.

OTHER EXPENSES. In addition to our charges under the Contract, each Portfolio deducts amounts from its assets to pay its investment advisory fees and other expenses.

6. HOW WILL MY INVESTMENT IN THE CONTRACT BE TAXED?

You should consult a qualified tax advisor for personalized answers. Generally, earnings under variable annuities are not taxed until amounts are withdrawn or distributions are made. This deferral of taxes is designed to encourage long-term personal savings and supplemental retirement plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. Generally, for tax purposes, earnings are deemed withdrawn first from annuity contracts.

Special rules apply if the Contract is owned by a company or other legal entity. Generally, such an owner must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year.

7. DO I HAVE ACCESS TO MY MONEY?

At any time during the Accumulation Period, we will pay you all or part of the value of your Contract, minus any applicable charge, if you surrender your Contract or request a partial withdrawal. Under some qualified plans, you may also take a loan against the value of your Contract. Generally, a partial withdrawal must equal at least $250. Under our Systematic Withdrawal Program, however, the minimum amount of each withdrawal payment is $50.

While you have access to your money during the Accumulation Period, certain charges, such as the contract administration charge, the Withdrawal Charge, and premium tax charges may be deducted on a surrender or withdrawal. Also, withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

After annuitization, under certain settlement options you may be entitled to withdraw the commuted value of the remaining payments.

8. WHAT IS THE DEATH BENEFIT?

We will pay a death benefit while the Contract is in force and before the Annuity Date, if the Contract Owner dies, or if the Annuitant dies and the Contract Owner is a non-living person. To obtain payment of the Death Benefit, the Beneficiary must submit to us a complete request for payment of the death benefit, which includes due proof of death as specified in the Contract.

At a minimum, the death benefit is the greater of:


                                 9  PROSPECTUS

1) All purchase payments less prior withdrawals, accumulated at 4% per year prior to the contract anniversary next following your 75/TH /birthday, and at 0% per year thereafter (the "floor value"); and

2) The contract value, less any applicable premium tax.

In addition, if the contract value on the seventh contract anniversary is greater than the floor values at that time, the floor value will be raised to the level of the contract value. In such event, floor values for years 8 on will be calculated using the "stepped up" value on the seventh anniversary.

We will determine the value of the death benefit on the day that we receive all of the information that we need to process the claim.

9. WHAT ELSE SHOULD I KNOW?

ALLOCATION OF PURCHASE PAYMENTS. You allocate your initial Purchase Payment among the Subaccounts and the Fixed Account in your Contract application. Percentages must be in whole numbers and the total allocation must equal 100%. When you make subsequent Purchase Payments, you may again specify how you want your payments allocated. If you do not, we will automatically allocate the payment based on your most recent instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

TRANSFERS. During the Accumulation Period, you may freely transfer Contract Value among the Subaccounts and from the Subaccounts to the Fixed Account. You may instruct us to transfer Contract Value by writing or calling us. While you may also transfer amounts from the Fixed Account, certain restrictions may apply. No transfers are permitted after the Annuity Date.

You may also use our Automatic Dollar Cost Averaging or Portfolio Rebalancing programs. You may not use both programs at the same time.

Under the Dollar Cost Averaging program, amounts are automatically transferred at regular intervals from the Fixed Account or a Subaccount of your choosing, including other Subaccounts or the Fixed Account. Transfers may be made monthly, quarterly, or annually.

Under the Portfolio Rebalancing program, you can maintain the percentage of your Contract Value allocated to each Subaccount at a pre-set level. Investment results will shift the balance of your Contract Value allocations. If you elect rebalancing, we will automatically transfer your Contract Value back to the specified percentages at the frequency (monthly, quarterly, semiannually, annually) that you specify. We will automatically terminate this program if you request a transfer outside of the program. You may not elect rebalancing after annuitization.

FREE LOOK PERIOD. You may cancel the Contract by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by state law. You may return it by delivering it or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value may be more or less than your Purchase Payments. In some states, we are required to send you the amount of your Purchase Payments. Since state laws differ as to the consequences of returning a Contract, you should refer to your Contract for specific information about your circumstances. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

10. WHO CAN I CONTACT FOR MORE INFORMATION?

You can write to us at Lincoln Benefit Life Company, P.O. Box 80469, Lincoln, Nebraska 68501-0469, or call us at (800) 865-5237.


                                 10  PROSPECTUS

CONDENSED FINANCIAL INFORMATION
Attached as Appendix A is a table showing selected information concerning Accumulation Unit Values for each Subaccount for 1994 through 2003. Accumulation Unit Value is the unit of measure that we use to calculate the value of your interest in a Subaccount. Accumulation Unit Value does not reflect the deduction of certain charges that are subtracted from your Contract Value, such as the Contract Administration Charge. The Separate Account's financial statements dated as of December 31, 2003, are contained in the Statement of Additional Information. Lincoln Benefit's financial statements as of December 31, 2003, are included in the Statement of Additional Information.


DESCRIPTION OF THE CONTRACT

SUMMARY. The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may add to the Contract Value by making additional Purchase Payments. In addition, the Contract Value will change to reflect the performance of the Subaccounts to which you allocate your Purchase Payments and your Contract Value, as well as to reflect interest credited to amounts allocated to the Fixed Account. You may withdraw your Contract Value by making a partial withdrawal or by surrendering your Contract. Upon Annuitization, we will pay you benefits under the Contract in the form of an annuity, either for the life of the Annuitant or for a fixed number of years. All of these features are described in more detail below.


CONTRACT OWNER. As the Contract Owner you are the person usually entitled to exercise all rights of ownership under the Contract. You usually are also the person entitled to receive benefits under the Contract or choose someone else to receive benefits. The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. The maximum age of the oldest Contract Owner and Annuitant is age 85 as of the date we receive the completed application. The Contract cannot be jointly owned by both a non-living person and a living person. Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. If the owner is a Grantor Trust, the owner will be considered a non-living person for purposes of the death of owner and death of annuitant provisions of your contract. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT. The Annuitant is the living person whose life span is used to determine annuity payments. You initially designate an Annuitant in your application. You may change the Annuitant at any time before annuity payments begin. If your Contract was issued under a plan qualified under Section 403(b), 408, or 408A of the Tax Code, you must be the Annuitant. If the Contract is a non-qualified Contract, you may also designate a Joint-Annuitant, who is a second person on whose life annuity payments depend. Additional restrictions may apply in the case of Qualified Plans. If you are not the Annuitant and the Annuitant dies before annuity payments begin, then either you become the new Annuitant or you must name another person as the new Annuitant. You must attest that the Annuitant is alive in order to annuitize your Contract.


MODIFICATION OF THE CONTRACT. Only a Lincoln Benefit Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract.

We are permitted to change the terms of the Contract if it is necessary to comply with changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT. Before the Annuity Date, if the Annuitant is still alive, you may assign an interest in the Contract if it is a non-qualified Contract. If a Contract is issued pursuant to a Qualified Plan, the law prohibits some types of assignments, pledges and transfers and imposes special conditions on others. An assignment may also result in taxes or tax penalties.

We will not be bound by any assignment until we receive written notice of it. Accordingly, until we receive written notice of an assignment, we will continue to act as though the assignment had not occurred. We are not responsible for the validity of any assignment.

BECAUSE OF THE POTENTIAL TAX CONSEQUENCES AND ERISA ISSUES ARISING FROM AN ASSIGNMENT, YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


FREE LOOK PERIOD. You may cancel the Contract by returning it to us within 10 days after you receive it, or within whatever longer period may be permitted by state law. You may return it by delivering it to your agent or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value at that time may be more or less than your Purchase Payments. In some states, if you exercise your "free look" rights, we are required to return the amount of your Purchase Payments. Your Contract will contain specific information about your free look rights in your state.


PURCHASES AND CONTRACT VALUE

MINIMUM PURCHASE PAYMENT. The minimum initial Purchase Payment for a Contract is $1,200. You may pay it in a lump sum or in installments of your choice over the first Contract Year. You may not pay more than $1 million in Purchase Payments without our prior approval. As a general rule, subsequent Purchase Payments may be made in amounts of $100 or more. Subsequent Purchase Payments made as part of an Automatic Payment Plan,


                                 11  PROSPECTUS
however, may be as small as $25 per month. However, each purchase payment made to the Dollar Cost Averaging Fixed Account must be at least $1,200. If we receive purchase payments designated for the Dollar Cost Averaging Fixed Account that are lower than the required minimum of $1,200, such amounts will be allocated to the Fidelity Money Market Portfolio. We may lower these minimums if we choose. We may refuse any Purchase Payment at any time.


AUTOMATIC PAYMENT PLAN. You may make scheduled Purchase Payments of $25 or more per month by automatic payment through your bank account. Call or write us for an enrollment form.


ALLOCATION OF PURCHASE PAYMENTS. Your Purchase Payments are allocated to the Subaccount(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation in your Contract application, either as percentages or specific dollar amounts. If you make your allocation in percentages, the total must equal 100%. We will allocate your subsequent Purchase Payments in those percentages, until you give us new allocation instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

If your application is complete, we will issue your Contract within two business days of its receipt at our P.O. Box shown on the first page of this prospectus. If your application for a Contract is incomplete, we will notify you and seek to complete the application within five business days. For example, if you do not fill in allocation percentages, we will contact you to obtain the missing percentages. If we cannot complete your application within five business days after we receive it, we will return your application and your Purchase Payment, unless you expressly permit us to take a longer time.

Usually, we will allocate your initial Purchase Payment to the Subaccounts and the Fixed Account, as you have instructed us, on the Issue Date. We will allocate your subsequent Purchase Payments on the date that we receive them at the next computed Accumulation Unit Value.

In some states, however, we are required to return at least your Purchase Payment if you cancel your Contract during the "free-look" period. In those states, we currently will allocate your Purchase Payments on the Issue Date as you have instructed us, as described above. In the future, however, we reserve the right, if you live in one of those states, to allocate all Purchase Payments received during the "free-look period" to the Fidelity Money Market Subaccount. If we exercise that right and your state's free look period is ten days, we will transfer your Purchase Payments to your specified Subaccounts or the Fixed Account 20 days after the Issue Date; if your state's free look period is longer, we will transfer your Purchase Payment after ten days plus the period required by state law have passed.

We determine the number of Accumulation Units in each Subaccount to allocate to your Contract by dividing that portion of your Purchase Payment allocated to a Subaccount by that Subaccount's Accumulation Unit Value on the Valuation Date when the allocation occurs.


CONTRACT VALUE. We will establish an account for you and will maintain your account during the Accumulation Period. The total value of your Contract at any time is equal to the sum of the value of your Accumulation Units in the Subaccounts you have selected, plus the value of your investment in the Fixed Account.


SEPARATE ACCOUNT ACCUMULATION UNIT VALUE. As a general matter, the Accumulation Unit Value for each Subaccount will rise or fall to reflect changes in the share price of the Portfolio in which the Subaccount invests. In addition, we subtract from Accumulation Unit Value amounts equal to the Mortality and Expense Risk Charge, Administrative Expense Charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value. We determine Withdrawal Charges, Transfer Fees and Contract Administration Charges separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units.

We determine a separate Accumulation Unit Value for each Subaccount. If we elect or are required to assess a charge for taxes, a separate Accumulation Unit Value may be calculated for Contracts issued in connection with Non-Qualified and Qualified Plans, respectively, within each Subaccount. We will determine the Accumulation Unit Value Monday through Friday on each day that the New York Stock Exchange is open for business.

You should refer to the prospectuses for the Portfolios which accompany this prospectus for a description of how the assets of each Portfolio are valued, since the determination has a direct bearing on the Accumulation Unit Value of the corresponding Subaccount and, therefore, your Contract Value.


TRANSFER DURING ACCUMULATION PERIOD. During the Accumulation Period, you may transfer Contract Value among the Fixed Account and Subaccounts in writing or by telephone. YOU MAY NOT MAKE A TRANSFER AFTER THE ANNUITY DATE. Currently, there is no minimum transfer amount. The Contract permits us to set a minimum transfer amount in the future.

As a general rule, we only make transfers on days when the NYSE is open for business. If we receive your request on one of those days, we will make the transfer that day. We have established special requirements for transfers from the Fixed Account. You may make a lump sum transfer from the Fixed Account to the Subaccounts only during the 60 day period beginning on the Issue Date and each Contract Anniversary. Transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing Program may occur at any time at the intervals you have selected.


                                 12  PROSPECTUS

The maximum amount which may be transferred as a lump sum from the Fixed Account during a Contract Year usually is the greater of:

.. 30% of the Fixed Account balance on the most recent Contract Anniversary; or

.. the largest amount transferred from the Fixed Account in any prior Contract
  Year.

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Subaccounts. In that case, the maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer. We may waive or modify these restrictions on transfers from the Fixed Account. You may not transfer Account Value or allocate new Purchase Payments into the Fixed Account, if transfers are being made out under the Dollar Cost Averaging program.

In addition, you may transfer 100% of the Fixed Account balance in a lump sum to the Subaccount(s), if on any Contract Anniversary either (a) or (b) is true:

  (a) The interest rate on the Fixed Account is lower than it was on the Contract Anniversary one year previously or if on the First Contract Anniversary that interest rate is lower than it was on the Issue Date;

  or

  (b) The credited interest rate is less than 4%.

We will notify you by mail if (a) or (b) occurs. You may request a transfer for 60 days following the date we mail notification to you.

The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us. Also, we may restrict transfers from the Subaccounts to the Fixed Account in each Contract Year to no more than 30% of the total Subaccount balances as of the most recent Contract Anniversary. We currently are not imposing this restriction on transfers from the Subaccounts.


TRANSFERS AUTHORIZED BY TELEPHONE. You may make transfers by telephone. The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day on which the NYSE is open for business, at that day's price.

We may charge you the Transfer Fee described on page 25, although we currently are waiving it. At any time, without notice, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means previously approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Variable Subaccounts in any Contract year, or to refuse any Variable Subaccount transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Subaccounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If we identify a pattern of market-timing or excessive trading activity, we will make further inquiry and may, depending on the circumstances, impose trading limitations as described below under "Trading Limitations" consistent with applicable law and the Contract. Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Subaccounts, not all market timing or excessive trading is identifiable or preventable. Therefore, we cannot guarantee that we can prevent such trading activity in all cases or before it occurs.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract Year, or to refuse any transfer request, if:

..    we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Subaccount or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or


                                 13  PROSPECTUS

..    we are  informed  by one or more of the  Portfolios  that  they  intend  to restrict the purchase, exchange, or redemption of Portfolio shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


AUTOMATIC DOLLAR COST AVERAGING PROGRAM. Under our Automatic Dollar Cost Averaging program, you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Subaccount (the "Source Subaccount") of your choosing, including other Subaccounts or the Fixed Account. The interval between transfers may be monthly, quarterly, or annually, at your option. The transfers will be made at the Accumulation Unit Value on the date of the transfer. The transfers will continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount from the Source Subaccount is $100. We may change this minimum or grant exceptions. If you elect this program, the first transfer will occur twenty five days after your Issue Date.

Your request to participate in this program will be effective when we receive your completed application or service request form at the P.O. Box given on the first page of this prospectus. Call or write us for a copy of the application. You may increase, decrease or change the frequency or amount of Purchase Payments under a Dollar Cost Averaging Program. Special restrictions apply to transfers from the Fixed Account. They are explained on page 12.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile Subaccount. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.

PORTFOLIO REBALANCING

Portfolio Rebalancing allows you to maintain the percentage of your Contract Value allocated to each Subaccount and/or the Fixed Account at a pre-set level. For example, you could specify that 30% of your Contract Value should be in the Balanced Portfolio, 40% in the Growth Portfolio-Janus Aspen Series and 30% in Federated High Income Bond Fund II. Over time, the variations in each Subaccount's investment results will shift the balance of your Contract Value allocations. Under the Portfolio Rebalancing feature, if the changes from your desired percentages pass a threshold we establish, we will automatically transfer your Contract Value, including new premium (unless you specify otherwise), back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semi-annually, or annually until your Annuity Date; Portfolio Rebalancing is not available after you annuitize. No Transfer Fees will be charged for portfolio rebalancing. We will automatically terminate this program if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume Portfolio Rebalancing after it has been cancelled, then you must complete a new Portfolio Rebalancing form and send it to our home office.

In any Contract Year, transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account reaches that limit before the end of a Contract Year, we will not transfer additional amounts from the Fixed Account for portfolio rebalancing purposes until the next Contract Year.

You may request Portfolio Rebalancing at any time before your Annuity Date by submitting a completed written request to us at the P.O. Box given on the first page of this prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. In your request, you may specify a date for your first rebalancing. If you specify a date fewer than 30 days after your Issue Date, your first rebalance will be delayed one month. If you do not specify a date for your first rebalancing, your first rebalance will occur one period after the Issue Date, if you request portfolio rebalancing in your Contract application. Otherwise, your first rebalancing will occur one period after we receive your completed request form. All subsequent rebalancing will occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Contract Anniversary Date.

Generally, you may change the allocation percentages, frequency, or choice of Subaccounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any given twelve-month period you may not change the allocation percentages more than


                                 14  PROSPECTUS
twice and the total change to the Fixed Amount allocation may not exceed 20%. We may waive this restriction.

If the total Contract Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit, or suspend Portfolio Rebalancing at any time.


THE INVESTMENT AND FIXED ACCOUNT OPTIONS: SEPARATE ACCOUNT INVESTMENTS



THE PORTFOLIOS. Each of the Subaccounts of the Separate Account invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 or a separate investment series of an open-end management investment company. We have briefly described the Portfolios below. You should consult the current prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios. If you do not have a prospectus for a Portfolio, contact us and we will send you a copy.

Some of the Portfolios have been established by investment advisors which manage publicly traded mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Portfolio may differ substantially.

Amounts you have allocated to Subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Subaccounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Subaccounts of the Separate Account.


PORTFOLIO                  PORTFOLIO OBJECTIVE         INVESTMENT ADVISER
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Basic Value Fund  Long-term growth of         A I M ADVISORS, INC.
 - Series I (1)             capital
-------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
-------------------------------------------------------------------------------
Alger American Growth      Long-term capital
 Portfolio - Class O        appreciation
-------------------------------------------------------
Alger American Income &    Seeks to provide a high
 Growth Portfolio - Class   level of dividend income.
 O                          Its secondary goal is to
                            provide capital            FRED ALGER MANAGEMENT,
                            appreciation.              INC.
-------------------------------------------------------
Alger American Leveraged   Long-term capital
 AllCap Portfolio - Class   appreciation
 O
-------------------------------------------------------
Alger American MidCap      Long-term capital
 Growth Portfolio - Class   appreciation
 O
-------------------------------------------------------
Alger American Small       Long-term capital
 Capitalization Portfolio   appreciation
 - Class O
-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------
Federated Fund for U.S.    Current income              FEDERATED INVESTMENT
 Government Securities II                              MANAGEMENT COMPANY
-------------------------------------------------------
Federated High Income      High current income
 Bond Fund II
-------------------------------------------------------------------------------
Federated Capital Income   High current income and     FEDERATED EQUITY
 Fund II                    moderate capital           MANAGEMENT COMPANY OF
                            appreciation               PENNSYLVANIA
 -------------------------------------------------------------------------------

                                 15  PROSPECTUS

-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP Asset         High total return with
 Manager/SM/ Portfolio -    reduced risk over the
 Initial Class              long term by allocating
                            stocks, bonds, and
                            short-term investments.
-------------------------------------------------------
Fidelity VIP               Long-term capital
 Contrafund(R) Portfolio    appreciation
 - Initial Class
-------------------------------------------------------
Fidelity VIP               Reasonable Income
 Equity-Income Portfolio
 - Initial Class
-------------------------------------------------------FIDELITY MANAGEMENT &
Fidelity VIP Growth        Capital appreciation        RESEARCH COMPANY
 Portfolio - Initial
 Class
-------------------------------------------------------
Fidelity VIP Index 500     Investment results that
 Portfolio - Initial        correspond to the total
 Class                      return of common stocks
                            publicly traded in the
                            United States, as
                            represented by the
                            Standard & Poor's 500/SM/
                            Index (S&P 500(R)).
-------------------------------------------------------
Fidelity VIP Money Market  As high a level of current
 Portfolio - Initial        income as is consistent
 Class                      with preservation of
                            capital and liquidity.
-------------------------------------------------------
Fidelity VIP Overseas      Long-term growth of
 Portfolio - Initial        capital
 Class
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
Janus Aspen Series         Long-term capital growth
 Balanced Portfolio:        consistent with
 Institutional Shares       preservation of capital
                            and balanced by current
                            income.
-------------------------------------------------------
Janus Aspen Series         Seeks to obtain maximum
 Flexible Income            total return, consistent
 Portfolio-Institutional    with preservation of
 Shares                     capital.
-------------------------------------------------------JANUS CAPITAL MANAGEMENT
Janus Aspen Series         Long-term growth of         LLC
 Foreign Stock              capital
 Portfolio-Service Shares
 (2)
-------------------------------------------------------
Janus Aspen Series Growth  Long-term growth of
 Portfolio-Institutional    capital in a manner
 Shares                     consistent with the
                            preservation of capital.
-------------------------------------------------------
Janus Aspen Series Mid     Long-term growth of
 Cap Growth                 capital
 Portfolio-Institutional
 Shares
-------------------------------------------------------
Janus Aspen Series         Long-term growth of
 Worldwide Growth           capital in a manner
 Portfolio-Institutional    consistent with the
 Shares                     preservation of capital.
-------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST/SM/
-------------------------------------------------------------------------------
MFS New Discovery Series   Capital appreciation        MFS(TM) INVESTMENT
 - Service Class                                       MANAGEMENT
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer Main Street    Capital appreciation        OPPENHEIMERFUNDS, INC.
 Small Cap Fund/VA -
 Service Shares
-------------------------------------------------------------------------------
PANORAMA SERIES FUND, INC.
-------------------------------------------------------------------------------
Oppenheimer International  Capital appreciation
 Growth Fund/VA - Service                              OPPENHEIMERFUNDS, INC.
 Shares
-------------------------------------------------------------------------------
PIMCO ADVISERS VIT
-------------------------------------------------------------------------------
PAVIT OpCap Balanced       Growth of capital and
 Portfolio (1)              investment income          OPCAP ADVISORS LLC
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PAVIT OpCap Small Cap      Capital appreciation
 Portfolio
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PIMCO VARIABLE INSURANCE TRUST
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PIMCO VIT Foreign Bond     To maximize total return,
 Portfolio (U.S.            consistent with
 Dollar-Hedged) -           preservation of capital
 Administrative Shares      and prudent investment     PACIFIC INVESTMENT
                            management.                MANAGEMENT COMPANY LLC
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PIMCO VIT Total Return     To maximize total return,
 Portfolio -                consistent with
 Administrative Shares      preservation of capital
                            and prudent investment
                            management.
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                                 16  PROSPECTUS

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PUTNAM VARIABLE TRUST
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Putnam VT International    Capital growth. Current     PUTNAM INVESTMENT
 Growth and Income Fund -   income is a secondary      MANAGEMENT, LLC
 Class IB                   objective.
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SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
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Salomon Brothers Variable  Long-term growth of         SALOMON BROTHERS ASSET
 Investors Fund - Class I   capital with current       MANAGEMENT INC.
 (1)                        income as a secondary
                            objective
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SCUDDER VARIABLE SERIES I
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Scudder SVS I Balanced     Balance of growth and
 Portfolio - Class A        income from a diversified
                            portfolio of equity and    DEUTSCHE INVESTMENT
                            fixed income securities.   MANAGEMENT AMERICAS INC.
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Scudder SVS I Bond         High level of income
 Portfolio - Class A        consistent with a high
                            quality portfolio of debt
                            securities.
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THE UNIVERSAL
 INSTITUTIONAL FUNDS,
 INC.
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Van Kampen UIF Equity      Seeks long-term capital
 Growth Portfolio - Class   appreciation by investing
 I (3)                      primarily in
                            growth-oriented equity
                            securities of large
                            capitalization companies.  VAN KAMPEN (5)
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Van Kampen UIF U.S. Mid    Seeks above-average total
 Cap ValuePortfolio -       return over a market
 Class I (4)                cycle of three to five
                            years by investing in
                            common stocks and other
                            equity securities.
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VAN KAMPEN LIFE INVESTMENT TRUST
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Van Kampen LIT Aggressive  Capital growth
 Growth Portfolio - Class                              VAN KAMPEN ASSET
 II (6)                                                MANAGEMENT
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Van Kampen LIT Growth and  Long-term growth of
 Income Portfolio - Class   capital and income
 II
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(1) Effective 4/30/04, the LSA Balanced Fund, LSA Basic Value Fund and LSA Value Equity Fund were merged into the PAVIT OpCap Balanced Portfolio, AIM V.I. Basic Value Fund - Series I and Salomon Brothers Variable Investors Fund - Class I, respectively.

(2) Effective 5/1/04 the Janus Aspen Series International Portfolio - Service Shares changed its name to the Janus Aspen Foreign Stock Portfolio - Service Shares.

(3) Effective 4/30/04, the LSA Blue Chip Fund, LSA Equity Growth Fund and LSA Capital Growth Fund were merged into the Van Kampen UIF Equity Growth Portfolio, Class I.

(4) Effective 4/30/04, the LSA Diversified Mid-Cap Growth Fund and LSA MidCap Value Fund were merged into the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I.

(5) Morgan Stanley Investment Management, Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen

(6) Effective 4/30/04, the LSA Emerging Growth Fund was merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Subaccount are separate and are credited to or charged against the particular Subaccount without regard to income, gains or losses from any other Subaccount or from any other part of our business. We will use the net Purchase Payments you allocate to a Subaccount to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Lincoln Benefit will bear the attendant expenses.

VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Subaccounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed. We will also provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the


                                 17  PROSPECTUS
number of shares for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, before the Annuity Date, you are the person entitled to give voting instructions. After the Annuity Date, the payee is that person. Retirement plans, however, may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment advisor of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.


SUBSTITUTION OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our Board of Directors, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Purchase Payments under the Contract. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Subaccounts:

  (a) to operate the Separate Accounts in any form permitted by law;

  (b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

  (c) to transfer assets from one Subaccount to another, or from any Subaccount to our general account;

  (d) to add, combine, or remove Subaccounts in the Separate Account; and

  (e) to change the way in which we assess charges, as long as the total charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements.


THE FIXED ACCOUNT. The portion of the Contract relating to the Fixed Account is not registered under the Securities Act of 1933 and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the SEC. The statements about the Fixed Account in this prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your Purchase Payments to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Loan payments may not be allocated to the Fixed Account. Allstate Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We will credit interest to amounts allocated to the Fixed Account. We guarantee that the interest rate credited to the Fixed Account will be at least an annual effective rate of 3%. We may credit interest at a higher rate, but we are not obligated to do so. You assume the risk that interest credited to the Fixed Account may be no higher than 3%.

Transfers from the Fixed Account are subject to the limitations described on page 12. Also, as described on page 13, we may delay payment of partial withdrawals or Surrender Value from the Fixed Account for up to 6 months.


ANNUITY BENEFITS


ANNUITY DATE. On your application you may select the Annuity Date, which is the date on which annuity


                                 18  PROSPECTUS
payments are to begin. The Annuity Date must always be the business day on or immediately following the tenth day of a calendar month. We may require you to pick an Annuity Date at least two years after the Issue Date, unless the law requires us to permit you to pick an earlier date.

The Annuity Date may be no later than the Latest Annuity Date. As a general rule, the Latest Annuity Date is the later of the 10th Contract Anniversary or the 10th day of the month following the youngest Annuitant's 90th birthday. If your Contract was issued pursuant to a Qualified Plan, however, the Tax Code generally requires you to begin to take at least a minimum distribution by the later of:

.. the year of your separation from service; or

.. April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

If your Contract is issued pursuant to Section 408 of the Tax Code (traditional
IRAs), you must begin taking minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. No minimum distributions are required by the Tax Code for Contracts issued pursuant to
Section 408A (Roth IRAs).

If your Contract was purchased by a Qualified Plan, we may require you to annuitize by the date required by the Tax Code, unless you show us that you are meeting the minimum distribution requirements in some other way.

If you do not select an Annuity Date, the Latest Annuity Date will automatically become the Annuity Date. You may change the Annuity Date by writing to us at the address given on the first page of the prospectus.


DEFERMENT OF PAYMENTS. We may defer for up to 15 days the payment of any amount attributable to a Purchase Payment made by check to allow the check reasonable time to clear. We may defer making Fixed Annuity payments for a period of up to six months or whatever shorter time state law may require. During the deferral period, we credit any applicable interest at a rate at least as high as state law requires.


ANNUITY OPTIONS. You may elect an Annuity Option at any time before the Annuity Date. If you do not select an Annuity Option, we will pay monthly annuity payments in accordance with the applicable default option. The default Options are:

.. Option B with 10 years (120 months) guaranteed, if you have designated only one Annuitant; and

.. Option C, if you have designated joint Annuitants.

You may freely change your choice of Annuity Option, as long as you request the change at least seven days before the Annuity Date. Annuity payments will be made in monthly, quarterly, semi-annual or annual installments as you select. If the amount available to apply under an Annuity Option is less than $5,000, however, and state law permits, we may pay you a lump sum instead of the periodic payments you have chosen. In addition, if the first annuity payment would be less than $50, and state law permits us, we may reduce the frequency of payments so that the initial payment will be at least $50.

YOU MAY NOT WITHDRAW CONTRACT VALUE DURING THE ANNUITY PERIOD, IF WE ARE MAKING PAYMENTS TO YOU UNDER ANY ANNUITY OPTION INVOLVING PAYMENT TO THE PAYEE FOR LIFE OR ANY COMBINATION OF PAYMENTS FOR LIFE AND MINIMUM GUARANTEED PAYMENT PERIOD FOR A PREDETERMINED NUMBER OF YEARS.

The following four Annuity Options are generally available under the Contract. Each is available in the form of:

.. a Fixed Annuity;

.. a Variable Annuity; or

.. a combination of both Fixed and Variable Annuity.

OPTION A, LIFE ANNUITY. Periodic payments are made during the Annuitant's life, starting with the Annuity Date. No payments will be made after the Annuitant dies. It is possible for the payee to receive only one payment under this option, if the Annuitant dies before the second payment is due.

OPTION B, LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5 TO 20 YEARS. Periodic payments are made starting on the Annuity Date. Payments will continue at least as long as the Annuitant lives. Under this option, before the Annuity Date you select a guaranteed payment period or, if you do not select a guarantee period, payments are guaranteed for 120 months. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary.

OPTION C, JOINT AND FULL SURVIVOR ANNUITY. Periodic payments are made starting with the Annuity Date. Payments will continue as long as either the Annuitant or the joint Annuitant is alive. Payments will stop when both the Annuitant and the joint Annuitant have died. It is possible for the payee or payees under this option to receive only one payment, if both Annuitants die before the second payment is due.

OPTION D, PAYMENTS FOR A SPECIFIED PERIOD CERTAIN, 5 YEARS TO 25 YEARS. Periodic payments are made starting on the Annuity Date, and continue for the period you have chosen. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary. If you elect this option and request Variable Annuity payments, at any time before the period expires you may request a lump sum payment, subject to a Withdrawal Charge. We will charge a Withdrawal Charge on any portion of your lump sum payment attributable to Purchase Payments made within the prior seven years. The amount of the Withdrawal Charge will be determined as described in "Withdrawal Charges" on page 25. If you elected


                                 19  PROSPECTUS

Variable Annuity Payments, the lump sum payment after Withdrawal Charge will depend on:

.. the investment results of the Subaccounts you have selected,

.. the Contract Value at the time you elected annuitization,

.. and the cumulative value of the annuity payments you have received.

No lump sum payment is available if you request Fixed Annuity payments.

Fixed Account Contract Value will be applied to provide a Fixed Annuity. You may want to plan ahead and transfer amounts to the Subaccounts, if you do not wish to apply that Contract Value to a Fixed Annuity. If you purchased your Contract under a retirement plan, you may have a more limited selection of Annuity Options to choose from. You should consult your Plan documents to see what is available.

Annuity payments begin on the Annuity Date. We make subsequent annuity payments on the tenth of the month or, if the NYSE is closed on that day, the next day on which the NYSE is open for business.

You may not "annuitize" your Contract for a lump sum payment. Instead, before the Annuity Date you may surrender your Contract for a lump sum. As described on page 25, however, we will subtract any applicable Withdrawal Charge from your surrender proceeds.


OTHER OPTIONS. We may have other Annuity Options available. You may obtain information about them by writing or calling us.

If your Contract is issued under Sections 401, 403(b), 408, or 408A of the Tax Code, we will only make payments to you and/or your spouse.


DEATH BENEFIT DURING ANNUITY PERIOD. After annuity payments begin, upon the death of the Annuitant and any Joint Annuitant, we will make any remaining guaranteed payments to the Beneficiary. The amount and number of these guaranteed payments will depend on the Annuity Option in effect at the time of the Annuitant's death. For example, Options B and D require us to make payments for a guaranteed period, even if the Annuitant dies before the end of that period. On the other hand, under Options A and C, we are not obligated to make any additional annuity payments once all of the Annuitants have died. After the Annuitant's death, any remaining guaranteed payments will be distributed at least as rapidly as under the method of distribution in effect at the Annuitant's death. In our discretion, we may permit the Beneficiary to accelerate the remaining payments at a discounted rate reflecting the time value of money.


VARIABLE ANNUITY PAYMENTS. One basic objective of the Contract is to provide Variable Annuity Payments which will to some degree respond to changes in the economic environment. The amount of your Variable Annuity payments will depend upon the investment results of the Subaccounts you have selected, any premium taxes, the age and sex of the Annuitant, and the Annuity Option chosen. We guarantee that the Payments will not be affected by (1) actual mortality experience and (2) the amount of our administration expenses.

We cannot predict the total amount of your Variable Payments. The Variable Payments may be more or less than your total Purchase Payments because (a) Variable Payments vary with the investment results of the underlying Portfolios;
(b) you bear the investment risk with respect to all amounts allocated to the Separate Account; and (c) Annuitants may die before their actuarial life expectancy is achieved.

The length of any guaranteed payment period under your selected Annuity Option will affect the dollar amounts of each Variable Payment. As a general rule, longer guarantee periods result in lower periodic payments, all other things being equal. For example, if a life Annuity Option with no minimum guaranteed payment period is chosen, the Variable Payments will be greater than Variable Payments under an Annuity Option for a minimum specified period and guaranteed thereafter for life.

The investment results of the Subaccounts to which you have allocated your Contract Value will also affect the amount of your periodic payment. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3 1/2%. If the actual net investment return is less than the assumed investment rate, then the dollar amount of the Variable Payments will decrease. The dollar amount of the Variable Payments will stay level if the net investment return equals the assumed investment rate and the dollar amount of the Variable Payments will increase if the net investment return exceeds the assumed investment rate.


FIXED ANNUITY PAYMENTS. You may choose to apply a portion of your Annuitized Value to provide Fixed Annuity Payments. We determine the Fixed Annuity payment amount by applying the applicable Annuitized Value to the Annuity Option you have selected. As a general rule, subsequent Fixed Annuity Payments will be equal in amount to the initial payment. We may defer making Fixed Annuity payments for a period of up to six months or whatever shorter time state law may require. During the deferral period, we credit any applicable interest at a rate at least as high as state law requires.


CERTAIN EMPLOYEE BENEFIT PLANS. The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection


                                 20  PROSPECTUS
with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


OTHER CONTRACT BENEFITS



DEATH BENEFIT.  Prior to the Annuity Date, we will pay the Death Benefit, if:

1) any Owner dies; or

2) annuity payments have not begun; and

3) either:

  (a) any owner dies; or

  (b) any Annuitant dies and the Owner is a non-living person.


DUE PROOF OF DEATH. A complete request for settlement of the death proceeds must be submitted before the Annuity Date. Where there are multiple Beneficiaries, we will value the Death Benefit at the time the first Beneficiary submits a complete request for settlement of the death proceeds. A complete request must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

.. a certified original copy of the Death Certificate;

.. a certified copy of a court decree as to the finding of death; or

.. a written statement of a medical doctor who attended the deceased at the time of death.

In addition, in our discretion we may accept other types of proof.


DEATH BENEFIT AMOUNT. The death benefit is calculated as of the date of settlement. At a minimum, the death benefit is the greater of:

1) All purchase payments less prior withdrawals, accumulated at 4% per year prior to the contract anniversary next following your 75/TH/ birthday, and at 0% per year thereafter (the "floor value"); and

2) The contract value, less any applicable premium tax.

In addition, if the contract value on the seventh contract anniversary is greater than the floor value at that time, the floor value will be raised to the level of the contract value. In such event, floor values for years 8 on will be calculated using the "stepped up" value on the seventh anniversary.


DEATH BENEFIT PAYMENTS.
1) If your spouse is the sole beneficiary:

  (a) Your spouse may elect to receive the death benefit described below in a lump sum; or

  (b) Your spouse may elect to receive the death benefit paid out under one of the annuity options, subject to the following conditions:

The annuity date must be within one year of your date of death. Annuity payments must be payable:

   (i) over the life of your spouse; or

   (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse; or

   (iii) over the life of your spouse with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse.

  (c) Prior to the annuity date, if your spouse does not elect one of the options above, then the contract will continue as if the death had not occurred. If the contract is continued, the following conditions apply:

  The contract value of the continued contract will be the death benefit. Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the contract value will be allocated to the subaccounts. This excess will be allocated in proportion to your contract value in those subaccounts as of the end of the valuation period during which we receive the complete request for settlement of the death benefit, except that any portion of this excess attributable to the fixed account will be allocated to the Money Market subaccount. Within 30 days of the date the contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

  (i) transfer all or a portion of the excess among the subaccounts;

  (ii) transfer all or a portion of the excess into the fixed account; or

  (iii) transfer all or a portion of the excess into a combination of subaccounts and the fixed account.

Any such transfer does not count as the free transfer allowed each calendar month and is subject to any minimum allocation amount specified in your contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.

Prior to the annuity date, the death benefit of the continued contract will be as defined in the Death Benefit provision.

Only one spousal continuation is allowed under this contract.

If there is no annuitant at that time, the new annuitant will be the surviving spouse.

2) If the beneficiary is not your spouse but is a living person:

  (a) The beneficiary may elect to receive the death benefit in a lump sum; or


                                 21  PROSPECTUS

  (b) The beneficiary may elect to receive the death benefit paid out under one of the annuity options, subject to the following conditions:

  The annuity date must be within one year of your date of death. Annuity payments must be payable;

  (i) over the life of the beneficiary; or

  (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the beneficiary; or

  (iii) over the life of the beneficiary with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the beneficiary.

  (c) If the beneficiary does not elect one of the options above, then the beneficiary must receive the contract value payable within 5 years of your date of death. On the date we receive the complete request for settlement of the death benefit, the contract value under this option will be the death benefit. Unless otherwise instructed by the beneficiary, the excess, if any, of the death benefit over the contract value may exercise all rights as set forth in the TRANSFERS AND TRANSFER FEES provision during this 5 year period.

No additional purchase payments may be added to the contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period.

If the beneficiary dies prior to the complete liquidation of the contract value, then the beneficiary's named beneficiary(ies) will receive the remaining contract value. This amount must be liquidated as a lump sum within 5 years of the date of the original owner's death.

We reserve the right to offer additional options upon Death of Owner.

3) If the beneficiary is a corporation or other type of non-living person:

  (a) The beneficiary may elect to receive the death benefit in a lump sum; or

  (b) If the beneficiary does not elect to receive the option above, then the beneficiary must receive the contract value payable within 5 years of your date of death. On the date we receive the complete request for settlement of the death benefit, the contract value under this option will be the death benefit. Unless otherwise instructed by the beneficiary, the excess, if any, of the death benefit over the contract value will be allocated to the Money Market subaccount. Henceforth, the beneficiary may exercise all rights set forth in the TRANSFER AND TRANSFER FEES provision during this 5-year period. No additional purchase payments may be added to the contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

If any beneficiary is a non-living person, all beneficiaries will be considered to be non-living persons for the above purposes.

Under any of these options, all contract rights, subject to any restrictions previously placed upon the beneficiary, are available to the beneficiary from the date of your death to the date on which the death benefit is paid.


BENEFICIARY.
You name the Beneficiary. You may name a Beneficiary in the application. You may also name one or more contingent Beneficiaries who are entitled to receive benefits under the contract if all primary beneficiaries are deceased at the time a Contract Owner or Annuitant if the Contract Owner is not a living person, dies. You may change the beneficiary or add additional Beneficiaries at any time before the Annuity Date. We will provide a form to be signed and filed with us.

Your changes in Beneficiary take effect when we receive them, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to a Beneficiary shown in our files or treating that person in any other respect as the Beneficiary prior to accepting a change. Accordingly, if you wish to change your beneficiary, you should deliver your instructions to us promptly. If you did not name a Beneficiary or if the named Beneficiary is no longer living, the Beneficiary will be:

.. your spouse if he or she is still alive; or if he or she is no longer alive,

.. your surviving children equally; or if you have no surviving children,

.. your estate.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. In the event the Beneficiary is entitled to a death benefit or remaining annuity payments after the death of an Owner or Annuitant, if there is more than one Beneficiary in a class and one of the Beneficiaries predeceases the Owner or Annuitant, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.


                                 22  PROSPECTUS

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all beneficiaries will be considered to be non-living persons.

You may specify that the death benefit be paid under a specific income plan by submitting a written request to our Service Center. If you so request, your Beneficiary may not change to a different income plan or lump sum. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.

If you name more than one Beneficiary, we will divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we will divide the Death benefit among the surviving Beneficiaries.

Different rules may apply to Contracts issued in connection with Qualified
Plans.


CONTRACT LOANS FOR 403(B) CONTRACTS.
Subject to the restrictions described below, we will make loans to the Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Tax Code. Loans are not available under Non-qualified Contracts. We will only make loans after the free look period and before annuitization. All loans are subject to the terms of the Contract, the relevant Plan, and the Tax Code, which impose restrictions on loans.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the Surrender Value of your Contract on the date of the loan. In addition, we will not make a loan to you if the total of the requested loan and all of the plan participant's Contract loans under TSA plans is more than the lesser of (a) or (b) where:

  (a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

  (b) equals the greater of $10,000 or 1/2 of the Surrender Value.

The minimum loan amount is $1,000.

You may request a Contract loan in writing. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Loans made before the Annuity Date are generally treated as distributions under the Contract, and may be subject to withholding and tax penalties for early distributions. Some of these requirements are stated in Section 72 of the Tax Code. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Separate Account and/or the Fixed Account to the Loan Account as collateral for the loan. We will transfer to the Loan Account amounts from the Separate Account in proportion to the assets in each Subaccount. If your loan amount is greater than your interest in the Subaccounts, we will transfer the remaining required collateral from the Fixed Account. We will not charge a Withdrawal Charge on the loan or on the transfer from Separate Account or the Fixed Account.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Subaccounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

1) the Death Proceeds;

2) surrender proceeds;

3) the amount available for partial withdrawal; and

4) the amount applied on the Annuity Date to provide annuity payments.

You usually must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Subaccount(s) in the proportion that you have selected for Purchase Payments. Allocations of loan payments are not permitted to the Fixed Accounts. If your Purchase Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the Fidelity Money Market Subaccount.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount and incur the early


                                 23  PROSPECTUS
withdrawal tax penalty. We will capitalize interest on a loan in default.

If the total loan balance exceeds the Surrender Value, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.


WITHDRAWALS (REDEMPTIONS).
Except as explained below, you may redeem a Contract for all or a portion of its Contract Value before the Annuity Date. We may impose a Withdrawal Charge, which would reduce the amount paid to you upon redemption. The Withdrawal Charges are described on page 25. In general, you must withdraw at least $250 at a time, unless you make withdrawals through our systematic withdrawal program. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Subaccount.

Withdrawals taken prior to annuitization are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distribution of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

We may be required to withhold 20% of withdrawals and distributions from Contracts issued in connection with certain Qualified Plans, as described on page 32.

To make a withdrawal, you must send us a written withdrawal request or systematic withdrawal program enrollment form. You may obtain the required forms from us at the address and phone number given on the first page of this prospectus. For partial withdrawals, you may allocate the amount among the Subaccounts and the Fixed Account. Otherwise, we will allocate the amount of the partial withdrawal proportionately among the Subaccounts and the Fixed Account.

If you request a total withdrawal, you must send us your Contract. We determine the Surrender Value based on the Contract Value next computed after we receive a properly completed surrender request. We will usually pay the Surrender Value within seven days after the day we receive a completed request Form. However, we may suspend the right of withdrawal from the Separate Account or delay payment for withdrawals for more than seven days in the following circumstances:

1) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings);

2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of Accumulation Unit Values is not reasonably practicable; or

3) at any other time permitted by the SEC for your protection. In addition, we may delay payment of the Surrender Value in the Fixed Account for up to 6 months or a shorter period if required by law.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we delay payment from the Fixed Account for more than 30 days, we will pay interest as required by applicable law.

You may withdraw amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Tax Code) only in the following circumstances:

1) when you attain age 59 1/2;

2) when you terminate your employment with the plan sponsor;

3) upon your death;

4) upon your disability as defined in Section 72(m)(7) of the Tax Code; or

5) in the case of hardship.

If you seek a hardship withdrawal, you may only withdraw amounts attributable to your Purchase Payments; you may not withdraw any earnings. These limitations on withdrawals apply to:

1) salary reduction contributions made after December 31, 1988;

2) income attributable to such contributions; and

3) income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect transfers between certain Qualified Plans. Additional restrictions and limitations may apply to distributions from any Qualified Plan. Tax penalties may also apply. You should seek tax advice regarding any withdrawals or distributions from Qualified Plans.


SYSTEMATIC WITHDRAWAL PROGRAM.
If your Contract is a Non-Qualified Contract or IRA, you may participate in our Systematic Withdrawal Program. You must complete an enrollment form and send it to us. You must complete the withholding election section of the enrollment form before the systematic withdrawals will begin. You may choose withdrawal payments of a flat dollar amount, earnings, or a percentage of Purchase Payments. Systematic withdrawals are treated the same as partial withdrawals for purposes of determining if a Withdrawal Charge applies. You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis.

Depending on fluctuations in the net asset value of the Subaccounts and the value of the Fixed Account,


                                 24  PROSPECTUS
systematic withdrawals may reduce or even exhaust the Contract Value. The minimum amount of each systematic withdrawal is $50.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


ERISA PLANS.
A married Participant may need spousal consent to receive a distribution from a Contract issued in connection with a Qualified Plan or a Non-Qualified Plan covered by to Title 1 of ERISA. You should consult an advisor.


MINIMUM CONTRACT VALUE.
If as a result of withdrawals your Contract Value is less than $250 and you have not made any Purchase Payments during the previous three full calendar years, we may terminate your Contract and distribute its Surrender Value to you. Before we do this, we will give you 60 days notice. We will not terminate your Contract on this ground if the Contract Value has fallen below $250 due to either a decline in Accumulation Unit Value or the imposition of fees and charges. In addition, in some states we are not permitted to terminate Contracts on this ground. Different rules may apply to Contracts issued in connection with Qualified Plans.


CONTRACT CHARGES
We assess charges under the Contract in three ways:

1) as deductions from Contract Value for contract administrative charges and, if applicable, for premium taxes;

2) as charges against the assets of the Separate Account for administrative expenses and for the assumption of mortality and expense risks; and

3) as Withdrawal Charges (contingent deferred sales charges) subtracted from withdrawal and surrender payments.

In addition, certain deductions are made from the assets of the Portfolios for investment management fees and expenses. Those fees and expenses are summarized in the Fee Tables on page 5, and described more fully in the Prospectuses and Statements of Additional Information for the Portfolios.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a Mortality and Expense Risk Charge from each Subaccount during each Valuation Period. The Mortality and Expense Risk Charge is equal, on an annual basis, to 1.25% of the average net asset value of each Subaccount. Approximately 0.85% is for mortality risks and approximately 0.40% is for expense risks. The mortality risks arise from our contractual obligations:

(1)to make annuity payments after the Annuity Date for the life of the Annuitant(s);

(2) to waive the Withdrawal Charge upon your death; and

(3)
to provide the Death Benefit prior to the Annuity Date. A detailed explanation of the Death Benefit may be found on page 20.

The expense risk is that it may cost us more to administer the Contracts and the Separate Account than we receive from the Contract Administration Charge and the Administrative Expense Charge. We guarantee the Expense Risk Charges and we cannot increase it. We assess the Mortality and Expense Risk Charge during both the Accumulation Period and the Annuity Period.


ADMINISTRATIVE CHARGES

CONTRACT ADMINISTRATION CHARGE
We charge an annual Contract Administration Charge of $25 on your Contract. The amount of this charge is guaranteed not to increase. This charge reimburses us for our expenses incurred in maintaining your Contract. We assess the Contract Administration Charge on each Contract Anniversary on or before the Annuity Date. If you surrender your Contract, we will deduct the full $25 charge as of the date of surrender. We will stop charging this charge after annuitization.

To obtain payment of this charge, on a pro rata basis we will allocate this charge among the Subaccounts and the Fixed Account to which you have allocated your Contract Value, and redeem Accumulation Units and reduce your interest in the Fixed Account accordingly.

We will waive the Contract Administration Charge if on any Contract Anniversary your Contract Value is at least $75,000.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an Administrative Expense Charge from each Subaccount during each Valuation Period. This charge is equal, on an annual basis, to 0.15% of the average net asset value of the Subaccount. This charge is designed to compensate us for the cost of administering the Contracts and the Separate Account. The Administrative Expense Charge is assessed during both the Accumulation Period and the Annuity Period.


TRANSFER FEE
We currently are not charging the Transfer Fee. The Contract, however, permits us to charge a Transfer Fee of $25 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Subaccount(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.

The Transfer Fee will be deducted from Contract Value that remain in the Subaccount(s) or Fixed Account from which the transfer was made. If that amount is insufficient


                                 25  PROSPECTUS
to pay the Transfer Fee, we will deduct the fee from the transferred amount.


SALES CHARGES

WITHDRAWAL CHARGE
We may charge a Withdrawal Charge, which is a contingent deferred sales charge, upon certain withdrawals.

As a general rule, the Withdrawal Charge equals a percentage of Purchase Payments withdrawn that are: (a) less than seven years old; and (b) not eligible for a free withdrawal. The applicable percentage depends on how many years ago you made the Purchase Payment being withdrawn, as shown in this chart:

Contribution Year                                                      Withdrawal Charge Percentage
-----------------                                                      ----------------------------
----------------------------------------------------------------------------------------------------
 First and Second                                                                   7%
----------------------------------------------------------------------------------------------------
 Third                                                                              6%
----------------------------------------------------------------------------------------------------
 Fourth                                                                             5%
----------------------------------------------------------------------------------------------------
 Fifth                                                                              4%
----------------------------------------------------------------------------------------------------
 Sixth                                                                              3%
----------------------------------------------------------------------------------------------------
 Seventh                                                                            2%
----------------------------------------------------------------------------------------------------
 Eighth and later                                                                   0%
----------------------------------------------------------------------------------------------------


Beginning on January 1, 2004, if you make a withdrawal prior to the Annuity Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

We subtract the Withdrawal Charge from the Contract Value remaining after your withdrawal. As a result, the decrease in your Contract Value will be greater than the withdrawal amount requested and paid.

For purposes of determining the Withdrawal Charge, the Contract Value is deemed to be withdrawn in the following order:

FIRST. Earnings--the current Contract Value minus all Purchase Payments that have not previously been withdrawn;

SECOND. "Old Purchase Payments" - Purchase Payments received by us more than seven years before the date of withdrawal that have not been previously withdrawn;

THIRD. Any additional amounts available as a "Free Withdrawal," as described below;

FOURTH. "New Purchase Payments" - Purchase Payments received by us less than seven years before the date of withdrawal. These Payments are deemed to be withdrawn on a first-in, first-out basis.

No Withdrawal Charge is applied in the following situations:

1) on annuitization, unless you choose payment over a fixed period of less than 5 years;

2) the payment of a death benefit;

3) a free withdrawal amount, as described on page 26;

4) certain withdrawals for Contracts issued under 403(b) plans or 401 plans under our prototype as described on page 27; and

5) withdrawals taken to satisfy IRS minimum distribution rules that apply to this Contract, exclusive of any other Contracts held by you

6) withdrawal under Contracts issued to employees of Lincoln Benefit Life Company, Surety Life Insurance Company and Allstate Financial Services, L.L.C., or to their spouses or minor children if these individuals reside in the State of Nebraska.

We will never waive or eliminate a Withdrawal Charge where such waiver or elimination would be unfairly discriminatory to any person or where it is prohibited by state law.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge or any other charges of fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. Additional restrictions may apply to Contracts held in Qualified Plans. We outline the tax requirements applicable to withdrawals on page 29. You should consult your own tax counsel or other tax advisors regarding any withdrawals.


FREE WITHDRAWAL
Withdrawals of the following amounts are never subject to the Withdrawal Charge:

1) In any Contract Year, the greater of: (a) earnings that have not previously been withdrawn; or (b) 15 percent of New Purchase Payments; and

2) Any Old Purchase Payments that have not been previously withdrawn.

However, even if you do not owe a Withdrawal Charge on a particular withdrawal, you may still owe taxes or penalty taxes. Free withdrawals may be subject to tax and tax penalties.

In some states, free withdrawals of 15% of the New Purchase Payments are not permitted by law. In those states, the free withdrawal percentage will be 10% of New Purchase Payments.


CONFINEMENT WAIVER BENEFIT
In some states we offer a Confinement Waiver Benefit. Under this benefit, we will waive the Withdrawal Charge


                                 26  PROSPECTUS
on all withdrawals under your Contract if the following conditions are satisfied:

1) The Annuitant is confined to a Long Term Care Facility or a Hospital for at least 60 consecutive days. The Annuitant must enter the Long Term Care Facility or Hospital after the Issue Date;

2) You request the withdrawal no later than 90 days following the end of the Annuitant's stay at the Long Term Care Facility or Hospital. You must provide written proof of the stay with your withdrawal request; and

3) If the waiver request is based on a stay in a Long Term Care Facility, a physician must have prescribed the stay and the stay must be medically necessary.

You may not claim the Confinement Waiver Benefit if:

1) The Long Term Care Facility where the Annuitant stayed is owned or operated by you or a member of your immediate family; or

2) The Physician prescribing the Annuitant's stay in a Long Term Care Facility is you or a member of your immediate family.

LONG TERM CARE FACILITY means a facility located in the United States of America which is licensed by the jurisdiction where it is located and operated as a Custodial Care Facility or other facility which provides an equivalent level of care and services.

CUSTODIAL CARE FACILITY means a facility which:

1) Provides custodial care under the supervision of a Registered Nurse; and

2) Can accommodate three or more persons at their expense.

HOSPITAL means a facility which:

1) Is licensed and operated as a hospital;

2) Is supervised by a staff of licensed physicians;

3) Provides continuous nursing service 24 hours a day by or under the supervision of a Registered Nurse;

4) Operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and

5) Has medical, diagnostic and major surgical facilities or has access to such facilities.

MEDICALLY NECESSARY means confinement, care or treatment which is appropriate and consistent with the diagnosis in accordance with accepted standards of practice, and which could not have been omitted without adversely affecting the Annuitant's condition.

PHYSICIAN means a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.) operating within the scope of his or her license.

REGISTERED NURSE means a registered graduate professional nurse (R.N.).

IMMEDIATE FAMILY means the Owner's or Annuitant's spouse, children, parents, grandparents, grandchildren, siblings, or corresponding in-laws.

Some Qualified Plans may not permit you to utilize this benefit. Also, even if you do not need to pay our Withdrawal Charge because of this benefit, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.


WAIVER OF WITHDRAWAL CHARGE FOR CERTAIN QUALIFIED PLAN WITHDRAWALS
For Contracts issued under a Section 403(b) plan or a Section 40l plan under our prototype, we will waive the Withdrawal Charge when:

1) the Annuitant becomes disabled (as defined in Section 72(m)(7)) of the Tax Code;

2) the Annuitant reaches age 59 1/2 and at least 5 Contract Years have passed since the Contract was issued;

3) at least 15 Contract Years have passed since the Contract was issued.

Our prototype is a Section 401 Defined Contribution Qualified Retirement plan. This plan may be established as a Money Purchase plan, a Profit Sharing plan, or a paired plan (Money Purchase and Profit Sharing).


PREMIUM TAXES
We will charge premium taxes or other state or local taxes against the Contract Value, including Contract Value that consists of amounts transferred from existing policies (Section 1035 exchange) issued by us or other insurance companies. Some states assess premium taxes when Purchase Payments are made; others assess premium taxes when annuity payments begin. We will deduct any applicable premium taxes upon full surrender, death, or annuitization. Premium taxes generally range from 0% to 3.5%.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Tax Code is briefly described in the Statement of Additional Information.


OTHER EXPENSES
You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Subaccounts to which you allocate your Contract Value. For a summary of current estimates of those charges and expenses, see page 5. For more detailed information about those charges and expenses, please refer to the prospectuses for the appropriate Portfolios. We may receive compensation


                                 27  PROSPECTUS
from the investment advisors or administrators of the Portfolios in connection with administrative service and cost savings experienced by the investment advisors or administrators.




                                 28  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Separate Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Separate Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Separate Account, then Lincoln Benefit may impose a charge against the Separate Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Separate Account are "adequately diversified" according to Treasury Department regulations, and

.. Lincoln Benefit is considered the owner of the Separate Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract


                                 29  PROSPECTUS
owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln

Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


                                 30  PROSPECTUS

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance, as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if


                                 31  PROSPECTUS
the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as investments as:

.. Individual Retirement Annuities (IRAs) under Section 408(b) of the Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension (SEP IRA) under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Section 408(p) of the Code; and

.. Tax Sheltered Annuities under Section 403(b) of the Code.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln

Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored retirement plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, IRAs (excluding Roth IRAs) and TSAs require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


                                 32  PROSPECTUS

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (applies only for IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from employer sponsored retirement plans, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that


                                 33  PROSPECTUS
can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Section 408(p) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


                                 34  PROSPECTUS

DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------


LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506-4142. Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by The Allstate Corporation.

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Separate Account and/or the Fixed Account.

Under our reinsurance agreement with Allstate Life, substantially all contract related transactions are transferred to Allstate Life, and substantially all of the assets backing our reinsured liabilities are owned by Allstate Life.
 Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our financial statements. The amounts reflected in our financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreement. These assets represent our general account and are invested and managed by Allstate Life. While the reinsurance agreement provides us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with Allstate Life, the Company reinsures all reserve liabilities with Allstate Life except for variable contracts. The Company's variable Contract assets and liabilities are held in legally-segregated, unitized Separate Accounts and are retained by the Company.
 However, Lincoln Benefit's economic risks and returns related to such variable contracts are transferred to Allstate Life.


SEPARATE ACCOUNT
Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.

We own the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct.
 Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Separate Account is divided into Subaccounts. The assets of each Subaccount are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Subaccounts or the Portfolios. Values allocated to the Separate Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.

We have included additional information about the Separate Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-865-5237. We have reproduced the Table of Contents of the Statement of Additional Information on page 36.


STATE REGULATION OF LINCOLN BENEFIT
We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.


FINANCIAL STATEMENTS
The financial statements of Lincoln Benefit Life Company and the Separate Account are set forth in the Statement of Additional Information.


ADMINISTRATION
We have primary responsibility for all administration of the Contracts and the Separate Account. Our mailing address is P.O. Box 80469, Lincoln, Nebraska 68501-0469.


                                 35  PROSPECTUS

We provide the following administrative services, among others: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services; calculation of unit values; maintenance of the Separate Account; and preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least quarterly. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


DISTRIBUTION OF CONTRACTS
The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 6% of all Purchase Payments (on a present value basis). From time to time, we may offer additional sales incentives of up to 1% of Purchase Payments to broker-dealers who maintain certain sales volume levels.

ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. It is registered as a broker-dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

Lincoln Benefit does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including liability arising out of services we provide on the Contracts.


LEGAL PROCEEDINGS
There are no pending legal proceedings affecting the Separate Account. The Company is engaged in routine lawsuits which, in our management's judgment, are not of material importance to their respective total assets or material with respect to the Separate Account.


LEGAL MATTERS
All matters of Nebraska law pertaining to the Contract including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by William F. Emmons, Vice President, Assistant General Counsel and Assistant Secretary of Lincoln Benefit.


ANNUAL REPORTS AND OTHER DOCUMENTS
Lincoln Benefit's annual report on Form 10-K for the year ended December 31, 2003, is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000910069. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. the address of the site is http:// www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Lincoln Benefit Life Company, P.O. Box 80469, Lincoln, Nebraska, 68501-0469 or 800-865-5237.


REGISTRATION STATEMENT
We have filed a registration statement with the SEC, Washington, D.C., under the Securities Act of 1933 as amended, with respect to the Contracts offered by this prospectus. This prospectus does not contain all the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement and the exhibits for further information concerning the Separate Account, the Company and the Contracts. The descriptions in the prospectus of the Contracts and other legal instruments are summaries. You should refer to those instruments as filed for the precise terms of those instruments. You may read the registration statement and other reports that we file at the SEC's public reference room in Washington,


                                 36  PROSPECTUS

D.C. You can request copies of these documents upon payment of a duplicating fee, by writing to the SEC. Please call the SEC at 1-800-SEC-0330 for further information on the operation of its public reference room. Our SEC filings are also available to the public on the SEC Internet site (http:\\www.sec.gov).


                                 37  PROSPECTUS

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


--------------------------------------------------------------------------------
THE CONTRACT                     S-2
--------------------------------------------------------------------------------
  Annuity Payments               S-2
--------------------------------------------------------------------------------
  Annuity Unit Value             S-2
--------------------------------------------------------------------------------
  Illustrative Example of Annuity Unit Value Calculations S-3
--------------------------------------------------------------------------------
  Illustrative Example of Variable Annuity Payments S-3
--------------------------------------------------------------------------------
EXPERTS                          S-9
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS             S-9
--------------------------------------------------------------------------------

















                                 38  PROSPECTUS

APPENDIX A
--------------------------------------------------------------------------------

                          ACCUMULATION UNIT VALUES /1/

                                    Year ending December 31,
FUND                         1994      1995       1996       1997        1998
---------------------------------------------------------------------------------
Alger American Growth (2)
 Accumulation Unit Value
 Beginning                        -          -          -          -       10.00
 Accumulation Unit Value
 Ending                           -          -          -          -       13.66
 Number of Units
 Outstanding at End of            -          -          -          -     392,390
 Year
---------------------------------------------------------------------------------
Alger American Income and
Growth (2)
 Accumulation Unit Value
 Beginning                        -          -          -          -       10.00
 Accumulation Unit Value
 Ending                           -          -          -          -       12.55
 Number of Units
 Outstanding at End of            -          -          -          -     333,125
 Year
---------------------------------------------------------------------------------
Alger American Leveraged
AllCap (2)
 Accumulation Unit Value
 Beginning                        -          -          -          -       10.00
 Accumulation Unit Value
 Ending                           -          -          -          -       14.56
 Number of Units
 Outstanding at End of            -          -          -          -     106,760
 Year
---------------------------------------------------------------------------------
Alger American Mid Cap
Growth (2)
 Accumulation Unit Value
 Beginning                        -          -          -          -       10.00
 Accumulation Unit Value
 Ending                           -          -          -          -       12.17
 Number of Units
 Outstanding at End of            -          -          -          -     196,031
 Year
---------------------------------------------------------------------------------
Alger American Small
Capitalization (2)
 Accumulation Unit Value
 Beginning                        -          -          -          -       10.00
 Accumulation Unit Value
 Ending                           -          -          -          -       11.01
 Number of Units
 Outstanding at End of            -          -          -          -     217,169
 Year
---------------------------------------------------------------------------------
Federated Fund for U.S.
Gov't Securities II (3)
 Accumulation Unit Value
 Beginning                    10.00      10.10      10.83      11.13       11.88
 Accumulation Unit Value
 Ending                       10.10      10.83      11.13      11.88       12.61
 Number of Units
 Outstanding at End of       35,563    106,437    208,602    239,114     582,790
 Year
---------------------------------------------------------------------------------
Federated High Income Bond
II (3)
 Accumulation Unit Value
 Beginning                    10.00       9.50      11.28      12.72       14.27
 Accumulation Unit Value
 Ending                        9.50      11.29      12.72      14.27       14.45
 Number of Units
 Outstanding at End of       28,352    210,460    407,045    809,791   1,245,268
 Year
---------------------------------------------------------------------------------
Federated Capital Income
Fund II (3)
 Accumulation Unit Value
 Beginning                    10.00       9.50      11.64      12.80       15.98
 Accumulation Unit Value
 Ending                        9.50      11.64      12.80      15.98       17.96
 Number of Units
 Outstanding at End of       44,207    197,013    315,710    437,287     687,133
 Year
---------------------------------------------------------------------------------
Fidelity VIP Asset Manager
(3)
 Accumulation Unit Value
 Beginning                    10.00       9.09      10.49      11.85       14.10
 Accumulation Unit Value
 Ending                        9.09      10.49      11.85      14.10       16.00
 Number of Units
 Outstanding at End of      226,936    593,918    921,269  1,110,906   1,315,223
 Year
---------------------------------------------------------------------------------
Fidelity VIP Contrafund
(4)
 Accumulation Unit Value
 Beginning                        -          -      10.00      11.15       13.64
 Accumulation Unit Value
 Ending                           -          -      11.15      13.64       17.49
 Number of Units
 Outstanding at End of            -          -    497,571  1,395,072   2,198,114
 Year
---------------------------------------------------------------------------------
Fidelity VIP Equity-Income
(3)
 Accumulation Unit Value
 Beginning                    10.00      10.28      13.70      15.44       19.50
 Accumulation Unit Value
 Ending                       10.28      13.70      15.44      19.50       21.46
 Number of Units
 Outstanding at End of      145,290  1,025,219  2,157,454  3,093,518   3,906,757
 Year
---------------------------------------------------------------------------------
Fidelity VIP Growth (3)
 Accumulation Unit Value
 Beginning                    10.00       9.73      12.98      14.68       17.88
 Accumulation Unit Value
 Ending                        9.73      12.98      14.68      17.88       24.59
 Number of Units
 Outstanding at End of      247,556  1,028,768  1,822,777  2,119,475   2,486,678
 Year
---------------------------------------------------------------------------------
Fidelity VIPI Index 500
(2)
 Accumulation Unit Value
 Beginning                        -          -          -          -       10.00
 Accumulation Unit Value
 Ending                           -          -          -          -       12.02
 Number of Units
 Outstanding at End of            -          -          -          -   1,052,148
 Year
---------------------------------------------------------------------------------
Fidelity VIP Money Market
(3)
 Accumulation Unit Value
 Beginning                    10.00      10.27      10.72      11.14       11.59
 Accumulation Unit Value
 Ending                       10.27      10.72      11.14      11.59       12.05
 Number of Units
 Outstanding at End of      249,473  1,063,044  1,493,297  2,166,046   2,320,956
 Year
---------------------------------------------------------------------------------
Fidelity VIP Overseas (3)
 Accumulation Unit Value
 Beginning                    10.00       9.70      10.49      11.71       12.88
 Accumulation Unit Value
 Ending                        9.70      10.49      11.71      12.88       14.32
 Number of Units
 Outstanding at End of      166,871    599,989    944,146  1,104,305   1,489,209
 Year
---------------------------------------------------------------------------------
Janus Aspen Series Mid Cap
Growth (3)
 Accumulation Unit Value
 Beginning                    10.00      11.60      14.58      15.52       17.25
 Accumulation Unit Value
 Ending                       11.60      14.58      15.52      17.25       22.83
 Number of Units
 Outstanding at End of       78,193    545,594  1,010,157  1,279,192   1,444,800
 Year
---------------------------------------------------------------------------------
Janus Aspen Series
Balanced (3)
 Accumulation Unit Value
 Beginning                    10.00       9.68      11.91      13.65       16.43
 Accumulation Unit Value
 Ending                        9.68      11.91      13.65      16.43       21.69
 Number of Units
 Outstanding at End of       54,218    204,556    608,590    983,350   1,570,637
 Year
---------------------------------------------------------------------------------
Janus Aspen Series
Flexible Income (3)
 Accumulation Unit Value
 Beginning                    10.00       9.64      11.77      12.67       13.97
 Accumulation Unit Value
 Ending                        9.64      11.77      12.67      13.97       15.03
 Number of Units
 Outstanding at End of        9,271    145,173    280,447    406,324     708,089
 Year
---------------------------------------------------------------------------------
Janus Aspen Series Growth
(3)
 Accumulation Unit Value
 Beginning                    10.00       9.85      12.64      14.77       17.87
 Accumulation Unit Value
 Ending                        9.85      12.64      14.77      17.87       23.91
 Number of Units
 Outstanding at End of       91,020    529,026  1,200,179  1,816,216   2,335,027
 Year
---------------------------------------------------------------------------------
JJanus Aspen Series
Foreign Stock (5)
 Accumulation Unit Value
 Beginning                        -          -          -          -           -
 Accumulation Unit Value
 Ending                           -          -          -          -           -
 Number of Units
 Outstanding at End of            -          -          -          -           -
 Year
---------------------------------------------------------------------------------
JJanus Aspen Series
Worldwide Growth (3)
 Accumulation Unit Value
 Beginning                    10.00       9.67      12.15      15.46       18.62
 Accumulation Unit Value
 Ending                        9.67      12.15      15.46      18.62       23.67
 Number of Units
 Outstanding at End of      109,298    520,639  1,649,612  2,680,262   3,269,577
 Year
---------------------------------------------------------------------------------
LSA Balanced (5)
 Accumulation Unit Value
 Beginning                        -          -          -          -           -
 Accumulation Unit Value
 Ending                           -          -          -          -           -
 Number of Units
 Outstanding at End of            -          -          -          -           -
 Year
---------------------------------------------------------------------------------
LSA Basic Value (5)
 Accumulation Unit Value
 Beginning                        -          -          -          -           -
 Accumulation Unit Value
 Ending                           -          -          -          -           -
 Number of Units
 Outstanding at End of            -          -          -          -           -
 Year
---------------------------------------------------------------------------------
LSA Blue Chip (5)
 Accumulation Unit Value
 Beginning                        -          -          -          -           -
 Accumulation Unit Value
 Ending                           -          -          -          -           -
 Number of Units
 Outstanding at End of            -          -          -          -           -
 Year
---------------------------------------------------------------------------------
LSA Equity Growth
 Accumulation Unit Value
 Beginning                        -          -          -          -           -
 Accumulation Unit Value
 Ending                           -          -          -          -           -
 Number of Units
 Outstanding at End of            -          -          -          -           -
 Year
---------------------------------------------------------------------------------
LSA Diversified Mid Cap
(5)
 Accumulation Unit Value
 Beginning                        -          -          -          -           -
 Accumulation Unit Value
 Ending                           -          -          -          -           -
 Number of Units
 Outstanding at End of            -          -          -          -           -
 Year
---------------------------------------------------------------------------------
LSA Emerging Growth (5)
 Accumulation Unit Value
 Beginning                        -          -          -          -           -
 Accumulation Unit Value
 Ending                           -          -          -          -           -
 Number of Units
 Outstanding at End of            -          -          -          -           -
 Year
---------------------------------------------------------------------------------
LSA Capital Growth (5)
 Accumulation Unit Value
 Beginning                        -          -          -          -           -
 Accumulation Unit Value
 Ending                           -          -          -          -           -
 Number of Units
 Outstanding at End of            -          -          -          -           -
 Year
---------------------------------------------------------------------------------
LSA Mid Cap Value (5)
 Accumulation Unit Value
 Beginning                        -          -          -          -           -
 Accumulation Unit Value
 Ending                           -          -          -          -           -
 Number of Units
 Outstanding at End of            -          -          -          -           -
 Year
---------------------------------------------------------------------------------
LSA Value Equity (5)
 Accumulation Unit Value
 Beginning                        -          -          -          -           -
 Accumulation Unit Value
 Ending                           -          -          -          -           -
 Number of Units
 Outstanding at End of            -          -          -          -           -
 Year
---------------------------------------------------------------------------------
MFS New Discovery (5)
 Accumulation Unit Value
 Beginning                        -          -          -          -           -
 Accumulation Unit Value
 Ending                           -          -          -          -           -
 Number of Units
 Outstanding at End of            -          -          -          -           -
 Year
---------------------------------------------------------------------------------
Oppenheimer International
Growth (5)
 Accumulation Unit Value
 Beginning                        -          -          -          -           -
 Accumulation Unit Value
 Ending                           -          -          -          -           -
 Number of Units
 Outstanding at End of            -          -          -          -           -
 Year
---------------------------------------------------------------------------------
Oppenheimer Main Street
Small Cap (5)
 Accumulation Unit Value
 Beginning                        -          -          -          -           -
 Accumulation Unit Value
 Ending                           -          -          -          -           -
 Number of Units
 Outstanding at End of            -          -          -          -           -
 Year
---------------------------------------------------------------------------------
PAVIT OpCap Small Cap (5)
 Accumulation Unit Value
 Beginning                        -          -          -          -           -
 Accumulation Unit Value
 Ending                           -          -          -          -           -
 Number of Units
 Outstanding at End of            -          -          -          -           -
 Year
---------------------------------------------------------------------------------
PIMCO VIT Foreign Bond
(U.S. Dollar-Hedged) (5)
 Accumulation Unit Value
 Beginning                        -          -          -          -           -
 Accumulation Unit Value
 Ending                           -          -          -          -           -
 Number of Units
 Outstanding at End of            -          -          -          -           -
 Year
---------------------------------------------------------------------------------
PIMCO VIT Total Return (5)
 Accumulation Unit Value
 Beginning                        -          -          -          -           -
 Accumulation Unit Value
 Ending                           -          -          -          -           -
 Number of Units
 Outstanding at End of            -          -          -          -           -
 Year
---------------------------------------------------------------------------------
Putnam VT International
Growth and Income (5)
 Accumulation Unit Value
 Beginning                        -          -          -          -           -
 Accumulation Unit Value
 Ending                           -          -          -          -           -
 Number of Units
 Outstanding at End of            -          -          -          -           -
 Year
---------------------------------------------------------------------------------
Scudder SVS I Balanced (3)
 Accumulation Unit Value
 Beginning                    10.00       9.48      11.85      13.07       16.01
 Accumulation Unit Value
 Ending                        9.48      11.85      13.07      16.01       19.44
 Number of Units
 Outstanding at End of       55,482    209,087    460,749    625,526     895,255
 Year
---------------------------------------------------------------------------------
Scudder SVS I Bond (3)
 Accumulation Unit Value
 Beginning                    10.00       9.27      10.81      10.96       11.79
 Accumulation Unit Value
 Ending                        9.27      10.81      10.96      11.79       12.39
 Number of Units
 Outstanding at End of        4,615    134,527    203,879    345,499     461,863
 Year
---------------------------------------------------------------------------------
Van Kampen LIT Growth and
Income (5)
 Accumulation Unit Value
 Beginning                        -          -          -          -           -
 Accumulation Unit Value
 Ending                           -          -          -          -           -
 Number of Units
 Outstanding at End of            -          -          -          -           -
 Year
---------------------------------------------------------------------------------



FUND                      1999       2000       2001       2002        2003
-------------------------------------------------------------------------------
AIM V.I. Basic Value
Fund (6)
 Accumulation Unit
 Value Beginning               --         --         --         --          --
 Accumulation Unit
 Value Ending                  --         --         --         --          --
 Number of Units
 Outstanding at End of         --         --         --         --          --
 Year
-------------------------------------------------------------------------------
Alger American Growth
(2)
 Accumulation Unit
 Value Beginning            13.66      18.02      15.14      13.17       8.701
 Accumulation Unit
 Value Ending               18.02      15.14      13.17      8.701      11.597
 Number of Units
 Outstanding at End of    676,378    607,644    513,455    424,984     420,101
 Year
-------------------------------------------------------------------------------
Alger American Income
and Growth (2)
 Accumulation Unit
 Value Beginning            12.55      17.63      17.17      14.50       9.854
 Accumulation Unit
 Value Ending               17.63      17.17      14.50      9.854      12.617
 Number of Units
 Outstanding at End of    581,544    761,888    578,041    412,033     379,970
 Year
-------------------------------------------------------------------------------
Alger American
Leveraged AllCap (2)
 Accumulation Unit
 Value Beginning            14.56      25.57      18.95      15.71      10.239
 Accumulation Unit
 Value Ending               25.57      18.95      15.71     10.239      13.603
 Number of Units
 Outstanding at End of    330,069    398,227    303,222    229,470     183,549
 Year
-------------------------------------------------------------------------------
Alger American Mid Cap
Growth (2)
 Accumulation Unit
 Value Beginning            12.17      15.83      17.04      15.71      10.911
 Accumulation Unit
 Value Ending               15.83      17.04      15.71     10.911      15.902
 Number of Units
 Outstanding at End of    257,838    693,714    483,138    375,449     332,116
 Year
-------------------------------------------------------------------------------
Alger American Small
Capitalization (2)
 Accumulation Unit
 Value Beginning            11.01      15.58      11.18       7.77       5.653
 Accumulation Unit
 Value Ending               15.58      11.18       7.77      5.653       7.935
 Number of Units
 Outstanding at End of    333,325    408,745    354,323    292,078     331,885
 Year
-------------------------------------------------------------------------------
Federated Fund for
U.S. Gov't Securities
II (3)
 Accumulation Unit
 Value Beginning            12.61      12.36      13.53      14.28      15.353
 Accumulation Unit
 Value Ending               12.36      13.53      14.28     15.353      15.498
 Number of Units
 Outstanding at End of    638,219    635,980  1,721,955  1,760,465   1,018,453
 Year
-------------------------------------------------------------------------------
Federated High Income
Bond II (3)
 Accumulation Unit
 Value Beginning            14.45      14.58      13.08      13.08      13.075
 Accumulation Unit
 Value Ending               14.58      13.08      13.08     13.075      15.758
 Number of Units
 Outstanding at End of  1,087,087    835,789    795,753    670,376     588,679
 Year
-------------------------------------------------------------------------------
Federated Capital
Income Fund II (3)
 Accumulation Unit
 Value Beginning            17.96      18.01      16.17      13.76      10.318
 Accumulation Unit
 Value Ending               18.01      16.17      13.76     10.318      12.227
 Number of Units
 Outstanding at End of    639,124    540,508    538,801    419,619     318,452
 Year
-------------------------------------------------------------------------------
Fidelity VIP Asset
Manager (3)
 Accumulation Unit
 Value Beginning            16.00      17.52      16.60      15.70      14.130
 Accumulation Unit
 Value Ending               17.52      16.60      15.70     14.130      16.438
 Number of Units
 Outstanding at End of  1,153,565    999,859    880,275    680,385     576,392
 Year
-------------------------------------------------------------------------------
Fidelity VIP
Contrafund (4)
 Accumulation Unit
 Value Beginning            17.49      21.43      19.73      17.07      15.261
 Accumulation Unit
 Value Ending               21.43      19.73      17.07     15.261      19.332
 Number of Units
 Outstanding at End of  2,294,148  1,997,434  1,695,748  1,434,188   1,259,551
 Year
-------------------------------------------------------------------------------
Fidelity VIP
Equity-Income (3)
 Accumulation Unit
 Value Beginning            21.46      22.51      24.06      22.55      18.468
 Accumulation Unit
 Value Ending               22.51      24.06      22.55     18.468      23.736
 Number of Units
 Outstanding at End of  3,422,044  2,753,915  2,448,931  1,960,006   1,730,294
 Year
-------------------------------------------------------------------------------
Fidelity VIP Growth
(3)
 Accumulation Unit
 Value Beginning            24.59      33.33      29.26      23.76      16.375
 Accumulation Unit
 Value Ending               33.33      29.26      23.76     16.375      21.452
 Number of Units
 Outstanding at End of  2,466,985  2,382,184  2,040,770  1,516,326   1,241,862
 Year
-------------------------------------------------------------------------------
Fidelity VIP Index 500
(2)
 Accumulation Unit
 Value Beginning            12.02      14.28      12.77      11.07       8.485
 Accumulation Unit
 Value Ending               14.28      12.77      11.07      8.485      10.745
 Number of Units
 Outstanding at End of  1,732,194  1,774,844  1,735,065  1,592,942   1,444,836
 Year
-------------------------------------------------------------------------------
Fidelity VIP Money
Market (3)
 Accumulation Unit
 Value Beginning            12.05      12.50      13.10      13.46      13.497
 Accumulation Unit
 Value Ending               12.50      13.10      13.46     13.497      13.442
 Number of Units
 Outstanding at End of  3,210,499  2,358,769  2,467,769  2,302,584   1,222,652
 Year
-------------------------------------------------------------------------------
Fidelity VIP Overseas
(3)
 Accumulation Unit
 Value Beginning            14.32      20.14      16.07      12.49       9.816
 Accumulation Unit
 Value Ending               20.14      16.07      12.49      9.816      13.878
 Number of Units
 Outstanding at End of  1,355,981    883,943    757,697    603,397     501,079
 Year
-------------------------------------------------------------------------------
Janus Aspen Series Mid
Cap Growth (3)
 Accumulation Unit
 Value Beginning            22.83      50.75      34.12      20.37      14.477
 Accumulation Unit
 Value Ending               50.75      34.12      20.37     14.477      19.287
 Number of Units
 Outstanding at End of  1,531,639  1,504,713  1,264,114    871,100     717,955
 Year
-------------------------------------------------------------------------------
Janus Aspen Series
Balanced (3)
 Accumulation Unit
 Value Beginning            21.69      27.11      26.13      24.56      22.260
 Accumulation Unit
 Value Ending               27.11      26.13      24.56     22.260      25.484
 Number of Units
 Outstanding at End of  1,725,833  1,651,915  1,601,200  1,302,725   1,040,334
 Year
-------------------------------------------------------------------------------
JJanus Aspen Series
Flexible Income (3)
 Accumulation Unit
 Value Beginning            15.03      15.06      15.77      16.76      18.256
 Accumulation Unit
 Value Ending               15.06      15.77      16.76     18.256      19.153
 Number of Units
 Outstanding at End of    748,162    579,225    642,957    688,667     441,923
 Year
-------------------------------------------------------------------------------
Janus Aspen Series
Growth (3)
 Accumulation Unit
 Value Beginning            23.91      33.95      28.60      21.23      15.382
 Accumulation Unit
 Value Ending               33.95      28.60      21.23     15.382      19.982
 Number of Units
 Outstanding at End of  2,478,426  2,412,054  2,205,165  1,560,510   1,229,535
 Year
-------------------------------------------------------------------------------
Janus Aspen Series
Foreign Stock (5) (7)
 Accumulation Unit
 Value Beginning               --         --         --      10.00       7.755
 Accumulation Unit
 Value Ending                  --         --         --      7.755      10.200
 Number of Units
 Outstanding at End of         --         --         --     57,642      53,479
 Year
-------------------------------------------------------------------------------
Janus Aspen Series
Worldwide Growth (3)
 Accumulation Unit
 Value Beginning            23.67      38.39      31.92      24.41      17.935
 Accumulation Unit
 Value Ending               38.39      31.92      24.41     17.935      21.929
 Number of Units
 Outstanding at End of  3,222,820  3,086,979  2,455,932  1,795,531   1,345,139
 Year
-------------------------------------------------------------------------------
LSA Balanced (5)
 Accumulation Unit
 Value Beginning               --         --         --      10.00       8.669
 Accumulation Unit
 Value Ending                  --         --         --      8.669      11.047
 Number of Units
 Outstanding at End of         --         --         --      9,233      66,425
 Year
-------------------------------------------------------------------------------
LSA Basic Value (5)
 Accumulation Unit
 Value Beginning               --         --         --      10.00       7.638
 Accumulation Unit
 Value Ending                  --         --         --      7.638      10.049
 Number of Units
 Outstanding at End of         --         --         --     65,609     146,011
 Year
-------------------------------------------------------------------------------
LSA Blue Chip (5)
 Accumulation Unit
 Value Beginning               --         --         --      10.00       7.975
 Accumulation Unit
 Value Ending                  --         --         --      7.975       9.848
 Number of Units
 Outstanding at End of         --         --         --     16,577      40,944
 Year
-------------------------------------------------------------------------------
LSA Equity Growth
 Accumulation Unit
 Value Beginning               --         --         --      10.00       7.960
 Accumulation Unit
 Value Ending                  --         --         --      7.960      11.636
 Number of Units
 Outstanding at End of         --         --         --      1,535       2,273
 Year
-------------------------------------------------------------------------------
LSA Diversified Mid
Cap (5)
 Accumulation Unit
 Value Beginning               --         --         --      10.00       7.783
 Accumulation Unit
 Value Ending                  --         --         --      7.783      10.192
 Number of Units
 Outstanding at End of         --         --         --     35,615      51,356
 Year
-------------------------------------------------------------------------------
LSA Emergining Growth
(5)
 Accumulation Unit
 Value Beginning               --         --         --      10.00       6.861
 Accumulation Unit
 Value Ending                  --         --         --      6.861       9.941
 Number of Units
 Outstanding at End of         --         --         --     21,979      68,912
 Year
-------------------------------------------------------------------------------
LSA Capital Growth (5)
 Accumulation Unit
 Value Beginning               --         --         --      10.00       8.172
 Accumulation Unit
 Value Ending                  --         --         --      8.172       9.955
 Number of Units
 Outstanding at End of         --         --         --     12,030       9,255
 Year
-------------------------------------------------------------------------------
LSA Mid Cap Value (5)
 Accumulation Unit
 Value Beginning               --         --         --      10.00       8.437
 Accumulation Unit
 Value Ending                  --         --         --      8.437      11.629
 Number of Units
 Outstanding at End of         --         --         --     82,644     146,304
 Year
-------------------------------------------------------------------------------
LSA Value Equity (5)
 Accumulation Unit
 Value Beginning               --         --         --      10.00       7.912
 Accumulation Unit
 Value Ending                  --         --         --      7.912      10.177
 Number of Units
 Outstanding at End of         --         --         --     26,853      47,571
 Year
-------------------------------------------------------------------------------
MFS New Discovery (5)
 Accumulation Unit
 Value Beginning               --         --         --      10.00       7.473
 Accumulation Unit
 Value Ending                  --         --         --      7.473       9.833
 Number of Units
 Outstanding at End of         --         --         --     16,887      35,130
 Year
-------------------------------------------------------------------------------
Oppenheimer
International Growth
(5)
 Accumulation Unit
 Value Beginning               --         --         --      10.00       7.039
 Accumulation Unit
 Value Ending                  --         --         --      7.039      10.102
 Number of Units
 Outstanding at End of         --         --         --     10,408      70,555
 Year
-------------------------------------------------------------------------------
Oppenheimer Main
Street Small Cap (5)
 Accumulation Unit
 Value Beginning               --         --         --      10.00       7.839
 Accumulation Unit
 Value Ending                  --         --         --      7.839      11.151
 Number of Units
 Outstanding at End of         --         --         --     42,823     117,792
 Year
-------------------------------------------------------------------------------
PAVIT OpCap Balanced
Portfolio
 Accumulation Unit
 Value Beginning               --         --         --         --          --
 Accumulation Unit
 Value Ending                  --         --         --         --          --
 Number of Units
 Outstanding at End of         --         --         --         --          --
 Year
-------------------------------------------------------------------------------
PAVIT OpCap Small Cap
(5) (6)
 Accumulation Unit
 Value Beginning               --         --         --      10.00       7.193
 Accumulation Unit
 Value Ending                  --         --         --      7.193      10.118
 Number of Units
 Outstanding at End of         --         --         --     53,413     116,192
 Year
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond
(U.S. Dollar-Hedged)
(5)
 Accumulation Unit
 Value Beginning               --         --         --      10.00      10.554
 Accumulation Unit
 Value Ending                  --         --         --     10.554      10.642
 Number of Units
 Outstanding at End of         --         --         --     35,734     251,572
 Year
-------------------------------------------------------------------------------
PIMCO VIT Total Return
(5)
 Accumulation Unit
 Value Beginning               --         --         --      10.00      10.546
 Accumulation Unit
 Value Ending                  --         --         --     10.546      10.924
 Number of Units
 Outstanding at End of         --         --         --    508,790     701,150
 Year
-------------------------------------------------------------------------------
Putnam VT
International Growth
and Income (5)
 Accumulation Unit
 Value Beginning               --         --         --      10.00       8.190
 Accumulation Unit
 Value Ending                  --         --         --      8.190      11.133
 Number of Units
 Outstanding at End of         --         --         --     37,447      81,104
 Year
-------------------------------------------------------------------------------
Salomon Brothers
Variable Investors
Fund (6)
 Accumulation Unit
 Value Beginning               --         --         --         --          --
 Accumulation Unit
 Value Ending                  --         --         --         --          --
 Number of Units
 Outstanding at End of         --         --         --         --          --
 Year
-------------------------------------------------------------------------------
Scudder SVS I Balanced
(3)
 Accumulation Unit
 Value Beginning            19.44      22.11      21.36      19.79      16.571
 Accumulation Unit
 Value Ending               22.11      21.36      19.79     16.571      19.271
 Number of Units
 Outstanding at End of    883,754    790,370    681,380    571,170     462,903
 Year
-------------------------------------------------------------------------------
Scudder SVS I Bond (3)
 Accumulation Unit
 Value Beginning            12.39      12.10      13.19      13.75      14.600
 Accumulation Unit
 Value Ending               12.10      13.19      13.75     14.600      15.125
 Number of Units
 Outstanding at End of    502,991    371,371    501,096    459,851     353,675
 Year
-------------------------------------------------------------------------------
Van Kampen LIT
Aggressive Growth (8)
 Accumulation Unit
 Value Beginning               --         --         --         --          --
 Accumulation Unit
 Value Ending                  --         --         --         --          --
 Number of Units
 Outstanding at End of         --         --         --         --          --
 Year
-------------------------------------------------------------------------------
Van Kampen LIT Growth
and Income (5)
 Accumulation Unit
 Value Beginning               --         --         --      10.00       8.155
 Accumulation Unit
 Value Ending                  --         --         --      8.155      10.267
 Number of Units
 Outstanding at End of         --         --         --     46,967     124,304
 Year
-------------------------------------------------------------------------------
Van Kampen UIF Equity
Growth (9)
 Accumulation Unit
 Value Beginning               --         --         --         --          --
 Accumulation Unit
 Value Ending                  --         --         --         --          --
 Number of Units
 Outstanding at End of         --         --         --         --          --
 Year
-------------------------------------------------------------------------------
Van Kampen UIF U.S.
Mid Cap Value (10)
 Accumulation Unit
 Value Beginning               --         --         --         --          --
 Accumulation Unit
 Value Ending                  --         --         --         --          --
 Number of Units
 Outstanding at End of         --         --         --         --          --
 Year
-------------------------------------------------------------------------------

(1) Accumulation Unit Value:  unit of measure used to calculate the value of a
   Contract Owner's interest in a Subaccount for any Valuation Period.   An
   Accumulation Unit Value does not reflect a deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Administration Charge.

(2) First offered 3/1/98

(3) First offered 1/2/94

(4) First offered 5/1/96

(5) First offered 5/1/02

(6) Effective 4/30/04, the LSA Balanced Fund, LSA Basic Value Fund and LSA Value Equity Fund were merged into the PAVIT OpCap Balanced Portfolio, AIM V.I. Basic Value Fund - Series I and Salomon Brothers Variable Investors Fund
   - Class I, respectively. Accordingly, on 4/30/04, we transferred the value of the LSA Balanced Variable Sub-Account and the LSA Value Equity Variable Sub-Account to the PAVIT OpCap Balanced Variable Sub-Account, AIM V.I. Basic Value Variable Sub-Account and the Salomon Brothers Variable Investors Variable Sub-Account, respectively.

(7) Effective 5/1/04 the Janus Aspen Series International Portfolio - Service Shares changed its name to the Janus Aspen Foreign Stock Portfolio - Service Shares. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(8) Effective 4/30/04, the LSA Emerging Growth Fund was merged into the Van Kampen LIT Aggressive Growth Portfolio, Class II. Accordingly, on 4/30/04, we transferred the value of the LSA Emerging Growth Variable Sub-Account to the Van Kampen LIT Aggressive Growth Variable Sub-Account.

(9) Effective 4/30/04, the LSA Blue Chip Fund, LSA Equity Growth Fund and LSA Capital Growth Fund were merged into the Van Kampen UIF Equity Growth Portfolio, Class I. Accordingly, on 4/30/04, we transferred the value of the LSA Blue Chip Variable Sub-Account, LSA Equity Grown Variable Sub-Account and LSA Capital Growth Variable Sub-Account to the Van Kampen UIF Equity Growth Variable Sub-Account.

(10) Effective 4/30/04, the LSA Diversified Mid-Cap Growth Fund and LSA MidCap Value Fund were merged into the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. Accordingly, on 4/30/04, we transferred the value of the LSA Diversified Mid-Cap Growth Variable Sub-Account and the LSA MidCap Value Variable Sub-Account to the Van Kampen UIF U.S. Mid Cap Value Variable Sub-Account.

A brief explanation of how performance of the Subaccounts is calculated may be found in the Statement of Additional Information.


                                 45  PROSPECTUS

                      STATEMENT OF ADDITIONAL INFORMATION
             Investor's Select Flexible Premium Individual Deferred
                           Variable Annuity Contracts
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                     Depositor: LINCOLN BENEFIT LIFE COMPANY

 This Statement of Additional Information is not a prospectus. You should also read the prospectus relating to the annuity contracts described above. You may obtain a copy of the prospectus without charge by calling us at 1-800-865-5237 or contacting us in writing at the following address:

                          Lincoln Benefit Life Company
                                 P.O. Box 80469
                          Lincoln, Nebraska 68501-0469

         The date of this Statement of Additional Information and of the related Prospectus is: May 1, 2004.

                                TABLE OF CONTENTS


                                                                       PAGE
                                                                       ----
The Contract...........................................................S-2
         ANNUITY PAYMENTS..............................................S-2
         ANNUITY UNIT VALUE............................................S-2
         ILLUSTRATIVE EXAMPLE OF ANNUITY UNIT VALUE CALCULATION........S-3
         ILLUSTRATIVE EXAMPLE OF VARIABLE  ANNUITY PAYMENTS............S-3
Experts................................................................S-9
Financial Statements...................................................S-9





                                  THE CONTRACT

ANNUITY PAYMENTS

The amount of your annuity payments will depend on the following factors:

          (a) the amount of your Contract Value on the Valuation Date next preceding the Annuity Date, minus any state premium taxes or applicable Withdrawal Charges;

          (b)  the Payment Option you have selected;

          (c)  the payment frequency you have selected;

          (d) the age and, in some cases, the sex of the Annuitant and any Joint Annuitant; and

          (e) for Variable Annuity Payments only, the investment performance after the Annuity Date of the Subaccounts you have selected.

Initial Monthly Annuity Payment

For both Fixed and Variable Annuity payments, we determine the amount of your initial annuity payment as follows. First, we subtract any state premium tax and applicable Withdrawal Charges from your Contract Value on the Valuation Date next preceding the Annuity Date. Next, we apply that amount to the Payment Option you have selected. For Fixed Annuity payments, we will use either the Payment Option Tables in the Contract or our annuity tables in effect for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee. For Variable Annuity payments, we will use the Payment Options tables in the Contract (which reflect the assumed investment rate of 3.5% that is used in calculating subsequent Variable Annuity payments, as described below). The tables show the amount of the periodic payment a payee could receive based on $1,000 of Contract Value. To determine the initial payment amount, we divide your adjusted Contract Value by $1,000 and multiply the result by the relevant annuity factor for the Annuitant's age and sex (if we are permitted to consider that factor) and the frequency of the payments you have selected.

In some states and under certain Qualified Plans and other employer-sponsored employee benefit plans, we are not permitted to take the Annuitant's sex into consideration in determining the amount of periodic annuity payments. In those states, we use the same annuity table for men and women.

Subsequent Monthly Payments

For a Fixed Annuity, the amount of the second and each subsequent monthly annuity payment is the same as the first monthly payment.

For a Variable Annuity, the amount of the second and each subsequent monthly payment will vary depending on the investment performance of the Subaccounts to which you allocated your Contract Value. We calculate separately the portion of the monthly annuity payment attributable to each Subaccount you have selected as follows. When we calculate your initial annuity payment, we also will determine the number of Annuity Units in each Subaccount to allocate to your Contract for the remainder of the Annuity Period. For each Subaccount, we divide the portion of the initial annuity payment attributable to that Subaccount by the Annuity Unit Value for that Subaccount on the Valuation Date next preceding the Annuity Date. The number of Annuity Units so determined for your Contract is fixed for the duration of the Annuity Period. We will determine the amount of each subsequent monthly payment attributable to each Subaccount by multiplying the number of Annuity Units allocated to your Contract by the Annuity Unit Value for that Subaccount as of the Valuation Period next preceding the date on which the annuity payment is due. Since the number of Annuity Units is fixed, the amount of each subsequent Variable Annuity payment will reflect the investment performance of the Subaccounts elected by you.

ANNUITY UNIT VALUE

We determine the value of an Annuity Unit independently for each Subaccount. Initially, the Annuity Unit Value for each Subaccount was set at $100.00.

The Annuity Unit Value for each Subaccount will vary depending on how much the actual net investment return of the Subaccount differs from the assumed investment rate that was used to prepare the annuity tables in the Contract. Those annuity tables are based on a 3.5% per year assumed investment rate. If the actual net investment rate of a Subaccount exceeds 3.5%, the Annuity Unit Value will increase and Variable Annuity payments derived from allocations to that Subaccount will increase over time. Conversely, if the actual rate is less than 3.5%, the Annuity Unit Value will decrease and the Variable Annuity payments will decrease over time. If the net investment rate equals 3.5%, the Annuity Unit Value will stay the same, as will the Variable Annuity payments. If we had used a higher assumed investment rate, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease). For each Subaccount, we determine the Annuity Unit Value for any Valuation Period by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period. The result is then divided by a second factor which offsets the effect of the assumed net investment rate of 3.5% per year.

The Net Investment Factor measures the net investment performance of a Subaccount from one Valuation Date to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

To determine the Net Investment Factor for a Subaccount for a Valuation Period, we divide (a) by (b), and then subtract (c) from the result, where:

     (a) is the total of:

               (1) the net asset value of a Portfolio share held in the Subaccount determined as of the Valuation Date at the end of the Valuation Period; plus

               (2) the per share amount of any dividend or other distribution declared by the Portfolio for which the "ex-dividend" date occurs during the Valuation Period; plus or minus

               (3) a per share credit or charge for any taxes which we paid or for which we reserved during the Valuation Period and which we determine to be attributable to the operation of the Subaccount. As described in the prospectus, currently we do not pay or reserve for federal income taxes;

     (b) is the net asset value of the Portfolio share determine as of the Valuation Date at the end of the preceding Valuation Period; and

     (c) is the mortality and expense risk charge and the administrative expense risk charge.

ILLUSTRATIVE EXAMPLE OF ANNUITY UNIT VALUE CALCULATION

Assume that one share of a given Subaccount's underlying Portfolio had a net asset value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on a Tuesday; that its net asset value had been $11.44 at the close of the NYSE on Monday, the day before; and that no dividends or other distributions on that share had been made during the intervening Valuation Period. The Net Investment Factor for the Valuation Period ending on Tuesday's close of the NYSE is calculated as follows:

         Net Investment Factor = ($11.46/$11.44) - 0.0000381 = 1.0017102

The amount subtracted from the ratio of the two net asset values (0.0000381) is the daily equivalent of the annual asset-based expense charges against the Subaccount of 1.40%.

In the example given above, if the Annuity Unit value for the Subaccount was $101.03523 on Monday, the Annuity Unit Value on Tuesday would have been:

                               $101.03523 x 1.0017102  = $101.19847
                               ----------------------
                                    1.0000943

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENTS

Assume that a male Contract owner, P, owns a Contract in connection with which P has allocated all of his Contract Value to a single Subaccount. P is also the sole Annuitant. At age 60, P chooses to annuitize his Contract under Option B, Life and 10 Years Certain. As of the last Valuation Date preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655. Accordingly, P's Account Value at that Date is equal to 7543.2456 x $15.432655 = $116,412.31. There are no premium taxes payable upon annuitization and no Withdrawal Charges are applicable. Assume also that the Annuity Unit Value for the Subaccount at that same Date is $132.56932, and that the Annuity Unit Value on the Valuation Date immediately prior to the second annuity payment date is $133.27695.

P's first Variable Annuity payment is determined from the annuity rate tables in P's Contract, using the information assumed above. The tables supply monthly annuity payments for each $1,000 of applied Contract Value. Accordingly, P's first Variable Annuity payment is determined by multiplying the monthly installment of $5.44 by the result of dividing P's Account Value by $1,000:

                  First Payment = $5.44 x ($116,412.31/$1,000) = $633.28

The number of P's Annuity Units is also determined at this time. It is equal to the amount of the first Variable Annuity payment divided by the value of an Annuity Unit at the Valuation Date immediately prior to annuitization:

                  Annuity Units = $633.28 / $132.56932 = 4.77697

P's second Variable Annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Valuation Date immediately prior to the second payment due date:

                  Second Payment =  4.77697 x $133.27695 = $636.66

P's third and subsequent Variable Annuity payments are computed in the same manner.

The amount of the first Variable Annuity payment depends on the Contract Value in the relevant Subaccount on the Annuity Date. Thus, it reflects the investment performance of the Subaccount net of fees and charges during the Accumulation Period. The amount of the first Variable Annuity payment determines the number of Annuity Units allocated to P's Contract for the Annuity Period. That number will remain constant throughout the Annuity Period. The amount of the second and subsequent Variable Annuity payments depends on changes in the Annuity Unit Value, which will continuously reflect changes in the net investment performance of the Subaccount during the Annuity Period.



                                     EXPERTS

The financial statements and the related financial statement schedules incorporated in the Prospectus by reference from Lincoln Benefit Life Company's Annual Report on Form 10-K for the year ended December 31, 2003 and included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is included herein and incorporated by reference in the Prospectus, and have been so included and incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 180 North Stetson Avenue, Chicago, Illinois, 60601-6779.

The financial statements of the sub-accounts comprising Lincoln Benefit Life Variable Annuity Account as of December 31, 2003 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 180 North Stetson Avenue, Chicago, Illinois, 60601-6779.


                              FINANCIAL STATEMENTS

The financial statements of the Sub-Accounts comprising the Variable Annuity Account as of December 31, 2003, and for each of the periods in the two year period then ended, the financial statements of Lincoln Benefit Life Company as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, the related financial statement schedules and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contacts.

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2003 and 2002, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2003. Our audits also included Schedule I
- Summary of Investments - Other Than Investments In Related Parties and
Schedule IV - Reinsurance. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I - Summary of Investments - Other Than Investments in Related Parties and Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 4, 2004

                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                               YEAR ENDED DECEMBER 31,
                                                      ------------------------------------
(IN THOUSANDS)                                           2003         2002         2001
                                                      ----------   ----------   ----------
REVENUES
Net investment income                                 $   11,434   $   11,621   $   12,144
Realized capital gains and losses                             73       (4,084)      (1,352)
                                                      ----------   ----------   ----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE          11,507        7,537       10,792
Income tax expense                                         4,092        2,629        3,768
                                                      ----------   ----------   ----------

NET INCOME                                                 7,415        4,908        7,024
                                                      ----------   ----------   ----------

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX

Change in unrealized net capital gains and losses         (3,557)       5,892        2,818
                                                      ----------   ----------   ----------

COMPREHENSIVE INCOME                                  $    3,858   $   10,800   $    9,842
                                                      ==========   ==========   ==========

                       See notes to financial statements.


                                       2

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION
                                                                                           DECEMBER 31,
                                                                                   ------------------------------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                   2003            2002
                                                                                   --------------   -------------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $197,942 and $182,757)   $      209,118   $     199,406
   Short-term                                                                               1,107           3,201
                                                                                   --------------   -------------
      Total investments                                                                   210,225         202,607

Cash                                                                                       23,456         130,249
Reinsurance recoverable from Allstate Life Insurance Company, net                      14,594,260      12,178,831
Reinsurance recoverable from non-affiliates, net                                          692,971         569,569
Current income taxes receivable                                                             1,428             111
Other assets                                                                               69,968          56,325
Separate accounts                                                                       1,911,619       1,413,221
                                                                                   --------------   -------------
        TOTAL ASSETS                                                               $   17,503,927   $  14,550,913
                                                                                   ==============   =============

LIABILITIES
Contractholder funds                                                               $   13,802,815   $  11,658,966
Reserve for life-contingent contract benefits                                           1,476,314       1,082,690
Unearned premiums                                                                          19,974          14,280
Deferred income taxes                                                                       4,172           4,587
Payable to affiliates, net                                                                 23,332         116,720
Other liabilities and accrued expenses                                                     55,688          57,849
Separate accounts                                                                       1,911,619       1,413,221
                                                                                   --------------   -------------
        TOTAL LIABILITIES                                                              17,293,914      14,348,313
                                                                                   --------------   -------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY

Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares
   issued and outstanding                                                                   2,500           2,500
Additional capital paid-in                                                                130,305         126,750
Retained income                                                                            69,943          62,528
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                  7,265          10,822
                                                                                   --------------   -------------
        Total accumulated other comprehensive income                                        7,265          10,822
                                                                                   --------------   -------------
        TOTAL SHAREHOLDER'S EQUITY                                                        210,013         202,600
                                                                                   --------------   -------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                 $   17,503,927   $  14,550,913
                                                                                   ==============   =============

                       See notes to financial statements.


                                       3

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                    YEAR ENDED DECEMBER 31,
                                                                         ---------------------------------------------
(IN THOUSANDS)                                                                2003           2002            2001
                                                                         -------------   -------------   -------------
COMMON STOCK                                                             $       2,500   $       2,500   $       2,500
                                                                         -------------   -------------   -------------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                                     126,750         126,750         126,750
Capital contribution                                                             3,555              --              --
                                                                         -------------   -------------   -------------
Balance, end of year                                                           130,305         126,750         126,750
                                                                         -------------   -------------   -------------

RETAINED INCOME
Balance, beginning of year                                                      62,528          57,620          50,596
Net income                                                                       7,415           4,908           7,024
                                                                         -------------   -------------   -------------
Balance, end of year                                                            69,943          62,528          57,620
                                                                         -------------   -------------   -------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                      10,822           4,930           2,112
Change in unrealized net capital gains and losses                               (3,557)          5,892           2,818
                                                                         -------------   -------------   -------------
Balance, end of year                                                             7,265          10,822           4,930
                                                                         -------------   -------------   -------------

TOTAL SHAREHOLDER'S EQUITY                                               $     210,013   $     202,600   $     191,800
                                                                         =============   =============   =============

                       See notes to financial statements.


                                       4

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                    YEAR ENDED DECEMBER 31,
                                                                         ---------------------------------------------
(IN THOUSANDS)                                                                2003            2002            2001
                                                                         -------------   -------------   -------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                               $       7,415   $       4,908   $       7,024
Adjustments to reconcile net income to net cash provided by operating activities:
     Amortization and other non-cash items                                           2            (204)           (531)
     Realized capital gains and losses                                             (73)          4,084           1,352
     Changes in:
       Life-contingent contract benefits and contractholder funds,
         net of reinsurance recoverables                                        (1,358)          4,255             511
       Income taxes                                                                184          (5,332)            922
       Payable to affiliates, net                                              (89,833)         97,527         (25,138)
       Other operating assets and liabilities                                  (10,111)        (15,031)         68,347
                                                                         -------------   -------------   -------------
         Net cash (used in) provided by operating activities                   (93,774)         90,207          52,487
                                                                         -------------   -------------   -------------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
     Proceeds from sales                                                        19,930          16,847          10,922
     Investment collections                                                     32,686          22,010          15,346
     Investments purchases                                                     (67,729)        (46,266)        (39,422)
Change in short-term investments                                                 2,094           3,655           4,387
                                                                         -------------   -------------   -------------
         Net cash used in investing activities                                 (13,019)         (3,754)         (8,767)
                                                                         -------------   -------------   -------------

NET (DECREASE) INCREASE IN CASH                                               (106,793)         86,453          43,720
CASH AT BEGINNING OF YEAR                                                      130,249          43,796              76
                                                                         -------------   -------------   -------------
CASH AT END OF YEAR                                                      $      23,456   $     130,249   $      43,796
                                                                         =============   =============   =============

                       See notes to financial statements.


                                       5

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln
Benefit Life Company ("Lincoln Benefit" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate
Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management has identified the Company as a single segment entity.

     To conform to the 2003 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The mission of Lincoln Benefit is to assist financial services professionals in meeting their customers' financial protection, savings and retirement needs by providing top-tier products delivered with reliable and efficient service. The Company's product line includes a wide variety of financial protection, savings and retirement products aimed at serving the financial needs of the Company's customers. Products include traditional life, interest-sensitive life, variable life and long-term care insurance, and both variable and fixed annuities. Products are sold through a variety of distribution channels including Allstate exclusive agencies, independent agents
(including master brokerage agencies) and broker/dealers. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control or other factors affecting these non-affiliated entities with which the Company has distribution agreements could negatively impact the Company's sales.

     The Company is authorized to sell life insurance and investment products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. For 2003, the top geographic locations for statutory premiums and annuity considerations for the Company were California, Florida, Texas and Pennsylvania. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Recent legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed and mortgage-backed securities. Fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations.

                                       6

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

Periodic changes in fair values, net of deferred income taxes, are reflected as a component of other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists of interest and is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, and write-downs in value due to other than temporary declines in fair value. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company writes down, to fair value, any fixed income security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND
INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). These amounts are reflected net of such reinsurance in the Statements of Operations and Comprehensive Income.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed.
The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance
(mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.
Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities, and immediate annuities without life contingencies are considered investment contracts.
Deposits received for such contracts are reported as contractholder funds deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed life products are based on a specified interest rate index, such as LIBOR or an equity index, such as the S&P 500.

     Separate accounts products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate accounts contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance,


                                       7

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

REINSURANCE RECOVERABLE

     The Company has reinsurance agreements whereby the Company cedes 90%, 80% or 60% of the mortality risk on certain life policies, depending upon the issue year and product, to a pool of thirteen non-affiliated reinsurers. The remaining amounts are ceded to ALIC. Beginning in 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to 1998, the Company ceded mortality risk in excess of $350 thousand per life for individual coverage.

     Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for the risks reinsured.

     Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments and differences in the tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance and administration services, mortality, early surrender and expenses, which are ceded to ALIC. Deposits to the separate accounts are not included in the Statements of Cash Flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of interest-sensitive life insurance policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses.
Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds is outlined in Note 6.


                                       8

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

PENDING ACCOUNTING STANDARDS

STATEMENT OF POSITION 03-01, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES
FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS"
("SOP NO. 03-01")

     In July 2003, the American Institute of Certified Public Accountants issued
SOP 03-01 which applies to several of the Company's insurance products and product features. The effective date of the SOP is for fiscal years beginning after December 15, 2003. A provision of the SOP requires the establishment of reserves in addition to the account balance for contracts containing certain features that provide guaranteed death or other insurance benefits and guaranteed income benefits. These reserves are not currently established by the Company. When established, these reserves will be ceded to ALIC under the terms of the reinsurance agreements.

PROPOSED ACCOUNTING STANDARDS

EMERGING ISSUES TASK FORCE TOPIC NO. 03-01, "THE MEANING OF OTHER-THAN-TEMPORARY
IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("EITF NO. 03-01")

     The Emerging Issues Task Force ("EITF") is currently deliberating EITF No.
03-01, which attempts to define other-than-temporary impairment and highlight its application to investment securities accounted for under both SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS No.
115") and Accounting Principles Board Opinion No. 18, "The Equity Method of
Accounting for Investments in Common Stocks"("APB No. 18"). The current issue summary, which has yet to be finalized, proposes that if, at the evaluation date, the fair value of an investment security is less than its carrying value then an impairment exists for which a determination must be made as to whether the impairment is other-than-temporary. If it is determined that an impairment is other-than-temporary, then an impairment loss should be recognized equal to the difference between the investment's carrying value and its fair value at the reporting date. In recent deliberations, the EITF discussed different models to assess whether impairment is other-than-temporary for different types of investments (e.g. SFAS No. 115 marketable equity securities, SFAS No. 115 debt securities, and equity and cost method investments subject to APB No. 18) and subsequently decided to use a unified model. Due to the uncertainty of the final model (or models) that may be adopted, the estimated impact to the Company's
Statements of Operations and Comprehensive Income and Financial Position is presently not determinable. In November 2003, the EITF reached a consensus with respect to certain disclosures effective for fiscal years ending after December
15, 2003. Quantitative and qualitative disclosures are required for fixed income and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115. The Company has included those disclosures at December 31, 2003 (see Note 4).

3. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company utilizes services provided by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $112.6 million, $67.4 million and $70.0 million in 2003, 2002 and 2001, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under reinsurance agreements.

BROKER/DEALER SERVICES

     The Company receives underwriting and distribution services from Allstate
Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company recorded commission expense for these services of $35.9 million, $33.0 million and $25.8 million for the years ended December
31, 2003, 2002 and 2001, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     During 2003, the Company entered into a service agreement with Allstate
Distributors, LLC


                                       9

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

("ADLLC"), a broker/dealer affiliate of the Company, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $138 thousand for the year ended December 31, 2003 that was ceded to ALIC under the terms of the reinsurance agreements.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:

                                                                                    YEAR ENDED DECEMBER 31,
                                                                         ---------------------------------------------
(IN THOUSANDS)                                                               2003            2002            2001
                                                                         -------------   -------------   -------------
Premiums and contract charges                                            $     546,741   $     484,684   $     330,799
Interest credited to contractholder funds, contract benefits and
   certain expenses                                                          1,272,290       1,012,038         728,750

STRUCTURED SETTLEMENT OBLIGATIONS

     The Company received premiums of $3.2 million, $19.1 million and $1.5 million from AIC in 2003, 2002 and 2001, respectively, to assume certain structured settlement obligations at prices determined based upon interest rates in effect at the time of purchase. The Company subsequently ceded these premiums to ALIC under the terms of its reinsurance agreements.

CAPITAL CONTRIBUTION

     During the third quarter of 2003, the Executive Committee of ALIC authorized the forgiveness of $3.6 million of intercompany debt that the Company owed to ALIC. This transaction was recognized as a non-cash capital contribution and reflected in additional capital paid-in on the Statements of Financial
Position.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement during the three years ended December 31, 2003.


                                       10

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

4. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                         GROSS UNREALIZED
                                                  AMORTIZED      -------------------------------         FAIR
(IN THOUSANDS)                                      COST             GAINS           LOSSES              VALUE
                                                --------------   --------------   --------------    --------------
AT DECEMBER 31, 2003
U.S. government and agencies                    $       65,632   $        5,448   $         (376)   $       70,704
Corporate                                               77,283            4,985             (892)           81,376
Municipal                                                  503               68                -               571
Asset-backed securities                                 14,203            1,240                -            15,443
Mortgage-backed securities                              40,321            1,015             (312)           41,024
                                                --------------   --------------   --------------    --------------
     Total fixed income securities              $      197,942   $       12,756   $       (1,580)   $      209,118
                                                ==============   ==============   ==============    ==============

AT DECEMBER 31, 2002
U.S. government and agencies                    $       57,672   $        6,730   $            -    $       64,402
Corporate                                               77,697            6,421              (38)           84,080
Municipal                                                  504               63                -               567
Asset-backed securities                                 14,246            1,350                -            15,596
Mortgage-backed securities                              31,637            2,104                -            33,741
Foreign government                                       1,001               19                -             1,020
                                                --------------   --------------   --------------    --------------
     Total fixed income securities              $      182,757   $       16,687   $          (38)   $      199,406
                                                ==============   ==============   ==============    ==============

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2003:

                                                     AMORTIZED       FAIR
(IN THOUSANDS)                                         COST         VALUE
                                                     ----------   ----------
Due in one year or less                              $   10,819   $   11,142
Due after one year through five years                    44,384       47,787
Due after five years through ten years                   69,547       72,851
Due after ten years                                      18,668       20,871
                                                     ----------   ----------
                                                        143,418      152,651
Mortgage and asset-backed securities                     54,524       56,467
                                                     ----------   ----------
     Total                                           $  197,942   $  209,118
                                                     ==========   ==========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage and asset-backed securities, they are not categorized by contractual maturity.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

(IN THOUSANDS)                                                               2003            2002            2001
                                                                         -------------   -------------   -------------
Fixed income securities                                                  $      11,324   $      11,665   $      11,959
Short-term investments                                                             384             273             598
                                                                         -------------   -------------   -------------
     Investment income, before expense                                          11,708          11,938          12,557
     Investment expense                                                            274             317             413
                                                                         -------------   -------------   -------------
     Net investment income                                               $      11,434   $      11,621   $      12,144
                                                                         =============   =============   =============


                                       11

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended
December 31 are as follows:

(IN THOUSANDS)                                                               2003            2002            2001
                                                                         -------------   -------------   -------------
Fixed income securities                                                  $          73   $      (4,084)  $      (1,352)
Income tax (expense) benefit                                                       (26)          1,429             473
                                                                         -------------   -------------   -------------
Realized capital gains and losses, after-tax                             $          47   $      (2,655)  $        (879)
                                                                         =============   =============   =============

     Realized capital gains and losses by transaction type for the years ended
December 31 are as follows:

(IN THOUSANDS)                                                               2003            2002            2001
                                                                         -------------   -------------   -------------
Write-downs in value                                                    $            -   $      (4,323)  $           -
Sales - fixed income securities                                                     73             239          (1,352)
                                                                         -------------   -------------   -------------
     Realized capital gains and losses                                              73          (4,084)         (1,352)
     Income tax (expense) benefit                                                  (26)          1,429             473
                                                                         -------------   -------------   -------------
     Realized capital gains and losses, after-tax                        $          47   $      (2,655)  $        (879)
                                                                         =============   =============   =============

     Excluding the effects of calls and prepayments, gross gains of $289 thousand, $471 thousand and $123 thousand and gross losses of $216 thousand, $232 thousand and $1.5 million were realized on sales of fixed income securities during 2003, 2002 and 2001, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in accumulated other comprehensive income at December 31, 2003 are as follows:

                                                                         GROSS UNREALIZED
                                                     FAIR         -------------------------------      UNREALIZED
(IN THOUSANDS)                                      VALUE             GAINS            LOSSES          NET GAINS
                                                --------------    --------------   --------------    --------------
Fixed income securities                         $      209,118    $       12,756   $       (1,580)   $       11,176
Deferred income taxes                                                                                        (3,911)
                                                                                                     --------------
Unrealized net capital gains and losses                                                              $        7,265
                                                                                                     ==============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     Change in unrealized net capital gains and losses for the years ended
December 31 is as follows:

(IN THOUSANDS)                                                               2003            2002            2001
                                                                         -------------   -------------   -------------
Fixed income securities                                                  $      (5,473)  $       9,064   $       4,336
Deferred income taxes                                                            1,916          (3,172)         (1,518)
                                                                         -------------   -------------   -------------
(Decrease) increase in unrealized net capital gains and losses           $      (3,557)  $       5,892   $       2,818
                                                                         =============   =============   =============

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.


                                       12

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     At December 31, 2003, the Company has unrealized losses of $1.6 million which relate to 22 holdings of fixed income securities with a fair value of $44.1 million, all of which are investment grade and which have been in an unrealized loss position for a period less than 12 months. Investment grade is defined as a security having a rating from the National Association of Insurance
Commissioners ("NAIC") of 1 or 2; a Moody's rating of Aaa, Aa, A or Baa; a
Standard & Poor's ("S&P") rating of AAA, AA, A or BBB; or a comparable internal rating. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired. As of December 31, 2003, the Company has the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

SECURITIES ON DEPOSIT

     At December 31, 2003, fixed income securities with a carrying value of $9.9 million were on deposit with regulatory authorities as required by law.

5. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions.
Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets
(including reinsurance recoverables, net) and liabilities (including reserve for life-contingent contract benefits and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

                                                    DECEMBER 31, 2003            DECEMBER 31, 2002
                                                -------------------------   --------------------------
                                                  CARRYING       FAIR         CARRYING        FAIR
(IN THOUSANDS)                                     VALUE         VALUE         VALUE          VALUE
                                                -----------   -----------   -----------   ------------
Fixed income securities                         $   209,118   $   209,118   $   199,406   $    199,406
Short-term investments                                1,107         1,107         3,201          3,201
Separate accounts                                 1,911,619     1,911,619     1,413,221      1,413,221

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. Separate accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

                                                      DECEMBER 31, 2003           DECEMBER 31, 2002
                                               ---------------------------   -------------------------
                                                 CARRYING         FAIR         CARRYING       FAIR
(IN THOUSANDS)                                     VALUE          VALUE         VALUE         VALUE
                                               ------------   ------------   -----------   -----------
Contractholder funds on investment contracts   $ 11,646,022   $ 11,201,101   $ 9,702,733   $ 9,445,862
Separate accounts                                 1,911,619      1,911,619     1,413,221     1,413,221

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements.
The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges and immediate annuities without life contingencies are valued at the present value of future benefits at current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the financial statements. Separate accounts liabilities are carried at the fair value of the underlying assets.


                                       13

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2003 or 2002.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                               2003           2002
                                                         ------------   ------------
Immediate annuities:
   Structured settlement annuities                       $    600,275   $    384,419
   Other immediate annuities                                   74,524         32,872
Traditional life                                              642,126        569,500
Other                                                         159,389         95,899
                                                         ------------   ------------
   Total reserve for life-contingent contract benefits   $  1,476,314   $  1,082,690
                                                         ============   ============

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

            PRODUCT                         MORTALITY                 INTEREST RATE             ESTIMATION METHOD
---------------------------------   -------------------------   -------------------------   ------------------------
Structured settlement annuities     U.S. population with        Interest rate assumptions   Present value of
                                    projected calendar year     range from 5.5% - 7.5%      contractually specified
                                    improvements; age                                       future benefits
                                    setbacks for impaired
                                    lives grading to standard

Other immediate annuities           1983 group annuity          Interest rate assumptions   Present value of
                                    mortality table             range from 3.0% - 8.8%      expected future benefits
                                                                                            based on historical
                                                                                            experience

Traditional                         life Actual company experience Interest rate
                                    assumptions Net level premium plus loading
                                    range from 4.0% - 8.0% reserve method using
                                    the
                                                                                            Company's withdrawal
                                                                                            experience rates

Other                               Actual company experience                               Net level premium
                                    plus loading                                            reserve method using the
                                                                                            Company's withdrawal
                                                                                            experience rates

     At December 31, contractholder funds consists of the following:

(IN THOUSANDS)                                  2003             2002
                                            -------------   -------------
Interest-sensitive life                     $   2,177,330   $   2,014,313
Investment contracts:
     Immediate annuities                          356,620         286,722
     Fixed annuities                           11,268,865       9,357,931
                                            -------------   -------------
     Total contractholder funds             $  13,802,815   $  11,658,966
                                            =============   =============


                                       14

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The following table highlights the key contract provisions relating to contractholder funds:
         PRODUCT                  INTEREST RATE            WITHDRAWAL/SURRENDER CHARGES
-------------------------   --------------------------   ---------------------------------
Interest-sensitive life     Interest rates credited      Either a percentage of account
                            range from 2.0% - 6.0%       balance or dollar amount grading
                                                         off generally over 20 years

Investment                  contracts Interest rates credited Either a declining
                            or a level range from 2.8% to 6.0% percentage charge
                            generally over for immediate annuities nine years or
                            less. Additionally, and 0.0% - 15.5% for fixed
                            approximately 50.7% of fixed annuities (which
                            include annuities are subject to market
                            equity-indexed annuities value adjustment for whose
                            returns are indexed discretionary withdrawals.
                            to the S&P 500)

     Contractholder funds activity for the years ended December 31 is as follows:

(IN THOUSANDS)                                           2003            2002
                                                    --------------   -------------
Balance, beginning of year                          $   11,658,966   $   9,287,599
Deposits                                                 2,678,157       2,868,550
Benefits and withdrawals                                (1,022,329)       (829,169)
Interest credited to contractholder funds                  654,439         524,477
Transfers (to) from Separate accounts                      (64,084)        (61,537)
Contract charges                                          (135,376)       (114,906)
Other adjustments                                           33,042         (16,048)
                                                    --------------   -------------
Balance, end of year                                $   13,802,815   $  11,658,966
                                                    ==============   =============

7. REINSURANCE

     The Company has entered into reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The
Company continues to have primary liability as the direct insurer for risks reinsured. Estimating the amount of reinsurance recoverable is impacted by many of the uncertainties involved in the establishment of loss reserves. The Company cedes a portion of the mortality risk on certain life policies with a pool of thirteen non-affiliated reinsurers.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Except for ALIC, no single reinsurer had a material obligation to the Company.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN THOUSANDS)                                           2003          2002          2001
                                                      -----------   ----------   -----------
PREMIUMS AND CONTRACT CHARGES
Direct                                                $   870,257   $  689,970   $   572,949
Assumed                                                         2            2             4
Ceded:
   Affiliate                                             (546,741)    (484,684)     (330,799)
   Non-affiliate                                         (323,518)    (205,288)     (242,154)
                                                      -----------   ----------   -----------
Premiums and contract charges, net of reinsurance     $         -   $        -   $         -
                                                      ===========   ==========   ===========

                                       15

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The effects of reinsurance on interest credited to contractholder funds, contract benefits and certain expenses for the years ended December 31 are as follows:

(IN THOUSANDS)                                                      2003            2002            2001
                                                                ------------    ------------    ------------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS, CONTRACT
   BENEFITS AND CERTAIN EXPENSES
Direct                                                          $  1,602,127    $  1,343,929    $  1,007,684
Assumed                                                                  202               -               -
Ceded:
   Affiliate                                                      (1,272,290)     (1,012,038)       (728,750)
   Non-affiliate                                                    (330,039)       (331,891)       (278,934)
                                                                ------------    ------------    ------------
Interest credited to contractholder funds, contract
   benefits and certain expenses, net of reinsurance            $          -    $          -    $          -
                                                                ============    ============    ============

8. COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $879 thousand, $1.1 million and $1.1 million in 2003, 2002 and 2001, respectively, and was ceded to ALIC under the terms of the reinsurance agreements.

     Minimum rental commitments under operating leases with an initial or remaining term of more than one year as of December 31, 2003 are as follows:

                                          OPERATING
(IN THOUSANDS)                             LEASES
                                         -----------
2004                                     $       953
2005                                             657
2006                                             116
2007                                              56
2008                                               4
Thereafter                                         -
                                         -----------
                                         $     1,786
                                         ===========

GUARANTEES

     The Company has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. The Company has issued a repayment guarantee on the outstanding commercial paper balance that is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2003, the amount due under the commercial paper program is $300 million and the cash surrender value of the policies is $306 million. The repayment guarantee expires April 30, 2006. These contracts are ceded to ALIC under the terms of the reinsurance agreements.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits.
The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Because the obligated amounts of the indemnifications are not explicitly stated in many cases, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     In addition, the Company indemnifies its directors, officers and other individuals serving at the request


                                       16

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

of the Company as a director or officer to the extent provided in its charter and by-laws. Since these indemnifications are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnifications.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2003.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. Recent state and federal regulatory initiatives and proceedings have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products or competing non-insurance products that may impact the relative desirability of various personal investment products and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided below.

     AIC is defending various lawsuits involving worker classification issues.
These lawsuits include a number of putative class actions and one certified class action challenging the overtime exemption claimed by AIC under the Fair
Labor Standards Act or state wage and hour laws. These class actions mirror similar lawsuits filed recently against other carriers in the industry and other employers. A putative nationwide class action filed by former employee agents also includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. AIC has been vigorously defending these and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     AIC is also defending certain matters relating to its agency program reorganization announced in 1999. These matters include an investigation by the U.S. Department of Labor and a lawsuit filed in December 2001 by the U.S. Equal
Employment Opportunity Commission ("EEOC") with respect to allegations of retaliation under the Age Discrimination in Employment Act, the Americans with Disabilities Act and Title VII of the Civil Rights Act of 1964. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, breach of contract and age discrimination. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation. AIC is cooperating fully with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization. The outcome of these disputes is currently uncertain.

     The Company is currently defending a nationwide class action alleging, among other things, breach of contract and breach of the implied covenant of good faith and fair dealing as a result of a change in the rate and cap on an annuity product. The court certified the class and entered summary judgment in favor of the Company and against the certified class. Plaintiff filed notice of appeal and the Company filed a cross appeal. The outcome of the appeal is currently uncertain. The Company has been vigorously defending this suit.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of an increasing number of lawsuits, some of which involve claims for substantial or indeterminate amounts. This litigation is based on a variety of issues including insurance and claim settlement practices. The outcome of these disputes is currently unpredictable. However, at this time, based on their present status and the existence of the reinsurance agreement with ALIC, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not


                                       17

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

expected to have a material effect on the results of operations, liquidity or financial position of the Company.

9. INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the
"Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the
Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The
Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or result of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

(IN THOUSANDS)

                                                2003         2002
                                             ---------    ---------
DEFERRED ASSETS
Difference in tax bases of investments       $       -    $   1,195
Other assets                                         -           55
                                             ---------    ---------
     Total deferred assets                           -        1,250

DEFERRED LIABILITIES
Unrealized net capital gains                    (3,911)      (5,827)
Difference in tax bases of investments            (248)           -
Other liabilities                                  (13)         (10)
                                             ---------    ---------
     Total deferred liabilities                 (4,172)      (5,837)
                                             ---------    ---------
         Net deferred liabilities            $  (4,172)   $  (4,587)
                                             =========    =========

     The components of income tax expense for the years ended December 31 are as follows:

(IN THOUSANDS)                               2003       2002        2001
                                          ---------   ---------   --------
Current                                   $   2,999   $   4,204   $  3,706
Deferred                                      1,093      (1,575)        62
                                          ---------   ---------   --------
     Total income tax expense             $   4,092   $   2,629   $  3,768
                                          =========   =========   ========

     The Company paid income taxes of $4.3 million, $8.0 million and $2.8 million in 2003, 2002 and 2001, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                           2003     2002     2001
                                          ------   ------   ------
Statutory federal income tax rate           35.0%    35.0%    35.0%
Adjustment for prior year liabilities        0.7        -        -
Tax exempt income                           (0.1)    (0.1)    (0.1)
                                          ------   ------   ------
Effective income tax rate                   35.6%    34.9%    34.9%
                                          ======   ======   ======

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at


                                       18

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

December 31, 2003, approximately $340 thousand, will result in federal income taxes payable of $119 thousand if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

10. STATUTORY FINANCIAL INFORMATION

     The following table reconciles net income for the years ended December 31, and shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                            NET INCOME                 SHAREHOLDER'S EQUITY
                                                ---------------------------------    ------------------------
(IN THOUSANDS)                                    2003         2002        2001         2003          2002
                                                --------    ---------    --------    ----------    ----------
Balance per GAAP                                $  7,415    $   4,908    $  7,024    $  210,013    $  202,600
Unrealized gain on fixed income securities             -            -           -       (11,176)      (16,649)
Deferred income taxes                              1,093       (1,575)         62         3,956         6,695
Reserves and non-admitted assets                   2,990         (315)        245           (91)       (2,368)
Other                                             (3,108)           9         112          (563)        4,600
                                                --------    ---------    --------    ----------    ----------
Balance per statutory accounting practices      $  8,390    $   3,027    $  7,443    $  202,139    $  194,878
                                                ========    =========    ========    ==========    ==========

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska.
Effective January 1, 2001, the State of Nebraska required insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the National Association of Insurance Commissioner ("NAIC")
Accounting Practices and Procedures Manual ("Codification"), subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors.
The amount of dividends that can be paid to the shareholder without approval by the state insurance regulator is limited by specific surplus and net income criteria as provided in the dividend restriction provision of the Nebraska
Insurance Holding Company System laws. The maximum amount of dividends that the Company can distribute during 2004 without prior approval of the Nebraska
Department of Insurance is $20.0 million.

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December
31, 2003, RBC for the Company was above a level that would require regulatory action.


                                       19

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

11. OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the years ended December 31 are as follows:

(IN THOUSANDS)

                                                                               2003
                                                                 ---------------------------------
                                                                                           AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES:                              PRETAX        TAX         TAX
                                                                 ---------   ---------   ---------
   Unrealized holding (losses) gains arising during the period   $  (5,349)  $   1,873   $  (3,476)
   Less: reclassification adjustments                                  124         (43)         81
                                                                 ---------   ---------   ---------
   Unrealized net capital gains and losses                          (5,473)      1,916      (3,557)
                                                                 ---------   ---------   ---------
   Other comprehensive (loss) income                             $  (5,473)  $   1,916   $  (3,557)
                                                                 =========   =========   =========

                                                                               2002
                                                                 ---------------------------------
                                                                                           AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES:                               PRETAX       TAX         TAX
                                                                 ---------   ---------   ----------
   Unrealized holding gains arising during the period            $   4,980   $  (1,743)  $    3,237
   Less: reclassification adjustments                               (4,084)      1,429       (2,655)
                                                                 ---------   ---------   ----------
   Unrealized net capital gains and losses                           9,064      (3,172)       5,892
                                                                 ---------   ---------   ----------
   Other comprehensive income                                    $   9,064   $  (3,172)  $    5,892
                                                                 =========   =========   ==========

                                                                               2001
                                                                 ---------------------------------
                                                                                          AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES:                               PRETAX       TAX        TAX
                                                                 ---------   ---------   ---------
   Unrealized holding gains arising during the period            $   2,984   $  (1,045)  $   1,939
   Less: reclassification adjustments                               (1,352)        473        (879)
                                                                 ---------   ---------   ---------
   Unrealized net capital gains and losses                           4,336      (1,518)      2,818
                                                                 ---------   ---------   ---------
   Other comprehensive income                                    $   4,336   $  (1,518)  $   2,818
                                                                 =========   =========   =========

                                       20

                                   ---------------------------------------------
                                   LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT FINANCIAL STATEMENTS AS OF DECEMBER 31, 2003 AND FOR THE PERIODS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002, AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2003, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2003, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 31, 2004

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable
                                      Insurance Funds
                                        Sub-Account                       The Alger American Fund Sub-Accounts
                                     -----------------  --------------------------------------------------------------------------
                                       AIM V. I. Dent                          Income &           Leveraged           MidCap
                                        Demographics         Growth             Growth              AllCap            Growth
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       1,267,075  $      23,000,541  $      26,120,750  $      18,048,803  $      31,408,156
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       1,267,075  $      23,000,541  $      26,120,750  $      18,048,803  $      31,408,156
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       1,255,086  $      22,973,569  $      26,065,126  $      18,032,401  $      31,401,837
Contracts in payout (annuitization)
  period                                        11,989             26,972             55,624             16,402              6,319
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       1,267,075  $      23,000,541  $      26,120,750  $      18,048,803  $      31,408,156
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            243,201            690,914          2,787,700            642,535          1,706,965
                                     =================  =================  =================  =================  =================
   Cost of investments               $       1,097,090  $      29,984,360  $      30,564,604  $      21,374,436  $      31,280,513
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.72  $            6.17  $            6.74  $            5.45  $            8.70
                                     =================  =================  =================  =================  =================
   Highest                           $            8.87  $           11.60  $           12.62  $           13.60  $           15.90
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                            The Alger
                                         The Alger        American Fund
                                       American Fund      (Series - S)
                                        Sub-Accounts       Sub-Account             Federated Insurance Series Sub-Accounts
                                     -----------------  -----------------  -------------------------------------------------------
                                                                                                 Federated
                                                                              Federated         Fund for U.S.       Federated
                                          Small               Growth        Capital Income       Governement       High Income
                                      Capitalization       (Series - S)         Fund II         Securities II      Bond Fund II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      12,924,725  $       1,699,275  $       9,112,619  $      57,279,003  $      27,543,636
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      12,924,725  $       1,699,275  $       9,112,619  $      57,279,003  $      27,543,636
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      12,919,300  $       1,699,275  $       9,078,418  $      57,254,454  $      27,520,549
Contracts in payout (annuitization)
  period                                         5,425                  -             34,201             24,549             23,087
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      12,924,725  $       1,699,275  $       9,112,619  $      57,279,003  $      27,543,636
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            743,655             51,214          1,079,694          4,866,525          3,447,264
                                     =================  =================  =================  =================  =================
   Cost of investments               $      11,985,500  $       1,607,020  $      11,702,220  $      56,060,529  $      25,956,563
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            5.06  $           12.29  $            6.86  $           12.01  $           10.58
                                     =================  =================  =================  =================  =================
   Highest                           $            8.21  $           12.36  $           12.28  $           15.50  $           15.76
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                         Fidelity Variable Insurance Products Fund Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         VIP Asset                            VIP Equity-
                                          Manager        VIP Contrafund         Income           VIP Growth       VIP Index 500
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      18,162,988  $      69,173,335  $      76,823,948  $      53,359,730  $      68,653,738
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      18,162,988  $      69,173,335  $      76,823,948  $      53,359,730  $      68,653,738
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      18,132,156  $      69,151,042  $      76,775,052  $      53,287,592  $      68,555,890
Contracts in payout (annuitization)
  period                                        30,832             22,293             48,896             72,138             97,848
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      18,162,988  $      69,173,335  $      76,823,948  $      53,359,730  $      68,653,738
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          1,256,085          2,990,633          3,314,234          1,719,063            544,309
                                     =================  =================  =================  =================  =================
   Cost of investments               $      18,859,130  $      65,402,486  $      72,886,159  $      63,606,935  $      69,958,714
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            9.38  $            9.08  $           10.76  $            6.08  $            7.52
                                     =================  =================  =================  =================  =================
   Highest                           $           16.44  $           19.33  $           23.74  $           21.45  $           10.74
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                         Fidelity Variable Insurance                     Fidelity Variable Insurance
                                          Products Fund Sub-Accounts            Products Fund (Service Class 2) Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                                                               VIP Equity-                        VIP Investment
                                         VIP Money                               Income          VIP Growth         Grade Bond
                                           Market         VIP Overseas     (Service Class 2)  (Service Class 2)  (Service Class 2)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      66,353,706  $      14,774,648  $       6,825,043  $       3,785,077  $      18,453,548
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      66,353,706  $      14,774,648  $       6,825,043  $       3,785,077  $      18,453,548
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      66,172,757  $      14,740,378  $       6,793,262  $       3,785,077  $      18,387,504
Contracts in payout (annuitization)
  period                                       180,949             34,270             31,781                  -             66,044
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      66,353,706  $      14,774,648  $       6,825,043  $       3,785,077  $      18,453,548
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                         66,353,706            947,700            297,258            123,212          1,366,929
                                     =================  =================  =================  =================  =================
   Cost of investments               $      66,353,706  $      14,370,362  $       5,817,939  $       3,577,577  $      17,993,203
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           10.37  $            7.21  $            9.91  $           12.39  $           11.06
                                     =================  =================  =================  =================  =================
   Highest                           $           13.44  $           13.88  $           10.10  $           12.46  $           11.41
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                     Fidelity Variable
                                         Insurance
                                       Products Fund                                            J. P. Morgan          Janus
                                     (Service Class 2)         Goldman Sachs Variable          Series Trust II     Aspen Series
                                        Sub-Accounts        Insurance Trust Sub-Accounts         Sub-Account       Sub-Accounts
                                     -----------------  ------------------------------------  -----------------  -----------------
                                       VIP Overseas         VIT CORE       VIT International
                                     (Service Class 2)  Small Cap Equity        Equity          Small Company        Balanced
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       1,811,624  $       4,670,171  $       3,660,857  $       4,021,689  $      75,826,248
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       1,811,624  $       4,670,171  $       3,660,857  $       4,021,689  $      75,826,248
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       1,811,624  $       4,670,171  $       3,641,963  $       4,015,340  $      75,647,926
Contracts in payout (annuitization)
  period                                             -                  -             18,894              6,349            178,322
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       1,811,624  $       4,670,171  $       3,660,857  $       4,021,689  $      75,826,248
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            116,879            359,520            386,574            286,038          3,299,663
                                     =================  =================  =================  =================  =================
   Cost of investments               $       1,541,559  $       4,040,459  $       3,932,331  $       3,743,342  $      75,512,828
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           10.21  $           15.10  $            8.61  $           11.41  $            9.27
                                     =================  =================  =================  =================  =================
   Highest                           $           10.89  $           15.22  $            8.68  $           11.51  $           25.48
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Janus
                                                                                                                   Aspen Series
                                                                                                                 (Service Shares)
                                                           Janus Aspen Series Sub-Accounts                         Sub-Accounts
                                     --------------------------------------------------------------------------  -----------------
                                                                                                                  International
                                         Flexible                               Mid Cap           Worldwide       Value (Service
                                          Income              Growth            Growth             Growth             Shares)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      29,735,332  $      52,040,420  $      29,457,772  $      58,867,272  $       3,877,438
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      29,735,332  $      52,040,420  $      29,457,772  $      58,867,272  $       3,877,438
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      29,719,409  $      52,028,432  $      29,451,464  $      58,848,957  $       3,877,438
Contracts in payout (annuitization)
  period                                        15,923             11,988              6,308             18,315                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      29,735,332  $      52,040,420  $      29,457,772  $      58,867,272  $       3,877,438
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          2,380,731          2,706,210          1,376,531          2,279,910            324,472
                                     =================  =================  =================  =================  =================
   Cost of investments               $      29,080,638  $      66,638,981  $      48,051,263  $      70,551,475  $       3,223,543
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           12.48  $            5.75  $            3.71  $            5.56  $           10.13
                                     =================  =================  =================  =================  =================
   Highest                           $           19.15  $           19.98  $           19.29  $           21.93  $           12.02
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                           Janus
                                        Aspen Series
                                      (Service Shares)            Lazard Retirement                  LSA Variable Series
                                        Sub-Accounts          Series, Inc. Sub-Accounts               Trust Sub-Accounts
                                     -----------------  ------------------------------------  ------------------------------------
                                         Worldwide                                                   LSA
                                      Growth (Service       Emerging         International       Aggressive
                                           Shares)           Markets            Equity              Growth         LSA Balanced
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       2,625,588  $       3,074,597  $       1,930,695  $       2,279,279  $      21,256,070
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       2,625,588  $       3,074,597  $       1,930,695  $       2,279,279  $      21,256,070
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       2,625,588  $       3,074,597  $       1,930,695  $       2,279,279  $      21,217,490
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -             38,580
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       2,625,588  $       3,074,597  $       1,930,695  $       2,279,279  $      21,256,070
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            102,163            286,542            185,822            256,387          2,073,763
                                     =================  =================  =================  =================  =================

   Cost of investments               $       2,363,952  $       2,408,391  $       1,858,999  $       1,999,696  $      19,165,263
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.47  $           12.79  $            8.30  $            8.54  $            9.71
                                     =================  =================  =================  =================  =================
   Highest                           $            9.52  $           14.54  $            8.37  $            9.98  $           11.56
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                LSA Variable Series Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                                                    LSA                LSA
                                         LSA Basic           LSA Blue         LSA Capital         Capital          Diversified
                                           Value               Chip          Appreciation          Growth            Mid Cap
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      17,754,592  $       9,686,387  $       4,000,164  $       6,820,349  $       8,814,083
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      17,754,592  $       9,686,387  $       4,000,164  $       6,820,349  $       8,814,083
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      17,737,505  $       9,686,387  $       4,000,164  $       6,797,032  $       8,814,083
Contracts in payout (annuitization)
  period                                        17,087                  -                  -             23,317                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      17,754,592  $       9,686,387  $       4,000,164  $       6,820,349  $       8,814,083
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          1,764,870          1,089,582            437,176            800,510            819,915
                                     =================  =================  =================  =================  =================
   Cost of investments               $      15,146,810  $       8,782,967  $       3,531,222  $       6,787,536  $       7,696,218
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            9.60  $            8.61  $            8.92  $            8.40  $           10.12
                                     =================  =================  =================  =================  =================
   Highest                           $           10.07  $            9.85  $           10.49  $            9.96  $           10.43
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    MFS Variable
                                                                                                                  Insurance Trust
                                                     LSA Variable Series Trust Sub-Accounts                        Sub-Accounts
                                     --------------------------------------------------------------------------  -----------------
                                           LSA
                                         Emerging          LSA Equity         LSA Mid Cap         LSA Value        MFS Emerging
                                       Growth Equity         Growth              Value              Equity        Growth Series
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      10,368,788  $      10,035,464  $      14,066,779  $      12,431,402  $       6,685,923
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      10,368,788  $      10,035,464  $      14,066,779  $      12,431,402  $       6,685,923
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      10,367,563  $      10,029,166  $      14,058,459  $      12,358,691  $       6,667,306
Contracts in payout (annuitization)
  period                                         1,225              6,298              8,320             72,711             18,617
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      10,368,788  $      10,035,464  $      14,066,779  $      12,431,402  $       6,685,923
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          1,491,912          1,343,436          1,062,446          1,170,565            431,072
                                     =================  =================  =================  =================  =================
   Cost of investments               $      10,953,545  $       9,586,606  $      12,021,256  $      11,451,494  $       9,487,443
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.03  $            7.56  $           11.55  $            9.33  $            4.43
                                     =================  =================  =================  =================  =================
   Highest                           $            9.97  $           11.64  $           13.42  $           11.62  $            9.00
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   MFS Variable
                                                                                                                     Insurance
                                                                                                                  Trust (Service
                                                                                                                      Class)
                                                      MFS Variable Insurance Trust Sub-Accounts                    Sub-Accounts
                                     --------------------------------------------------------------------------  -----------------
                                                                                                                     MFS New
                                                             MFS New                                                Discovery
                                       MFS Investors        Discovery        MFS Research         MFS Total           Series
                                       Trust Series          Series             Series          Return Series     (Service Class)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       6,566,486  $      12,453,047  $       4,295,760  $      28,160,099  $       4,137,521
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       6,566,486  $      12,453,047  $       4,295,760  $      28,160,099  $       4,137,521
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       6,566,486  $      12,447,982  $       4,295,760  $      28,075,981  $       4,137,521
Contracts in payout (annuitization)
  period                                             -              5,065                  -             84,118                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

   Total net assets                  $       6,566,486  $      12,453,047  $       4,295,760  $      28,160,099  $       4,137,521
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            401,866            892,052            321,780          1,438,207            298,738
                                     =================  =================  =================  =================  =================

   Cost of investments               $       6,976,184  $      11,847,698  $       5,372,255  $      26,191,146  $       3,652,629
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            7.57  $            7.37  $            6.23  $           11.74  $            8.99
                                     =================  =================  =================  =================  =================

   Highest                           $            9.09  $           15.74  $            9.10  $           13.18  $            9.83
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                       MFS Variable       Oppenheimer          Panorama
                                         Insurance      Variable Account     Series Fund,
                                      Trust (Service     Funds (Service      Inc. (Service
                                          Class)          Class ("SC"))      Class ("SC"))         PIMCO Advisors Variable
                                       Sub-Accounts        Sub-Account        Sub-Account        Insurance Trust Sub-Accounts
                                     -----------------  -----------------  -----------------  ------------------------------------
                                                          Oppenheimer
                                            MFS           Main Street         Oppenheimer
                                     Utilities Series      Small Cap         International                            OpCap
                                      (Service Class)     Growth (SC)         Growth (SC)       OpCap Equity        Small Cap
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       2,389,462  $      17,137,457  $       1,613,304  $       4,693,669  $      16,305,836
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       2,389,462  $      17,137,457  $       1,613,304  $       4,693,669  $      16,305,836
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       2,370,516  $      17,127,602  $       1,613,304  $       4,693,669  $      16,291,823
Contracts in payout (annuitization)
  period                                        18,946              9,855                  -                  -             14,013
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       2,389,462  $      17,137,457  $       1,613,304  $       4,693,669  $      16,305,836
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            150,565          1,278,915          1,390,779            144,599            531,481
                                     =================  =================  =================  =================  =================
   Cost of investments               $       2,029,475  $      14,301,753  $       1,410,592  $       4,401,241  $      14,271,927
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.94  $           11.08  $            9.55  $           10.28  $           10.05
                                     =================  =================  =================  =================  =================
   Highest                           $           11.19  $           12.16  $           10.10  $           10.37  $           17.59
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                      PIMCO Advisors
                                         Variable
                                      Insurance Trust
                                       Sub-Accounts                   PIMCO Variable Insurance Trust Sub-Accounts
                                     -----------------  --------------------------------------------------------------------------
                                            PEA
                                        Science and                                                PIMCO              PIMCO
                                         Technology        Foreign Bond       Money Market       Real Return       Total Return
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      14,359,798  $      14,430,324  $      26,639,394  $       1,261,772  $      77,949,664
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      14,359,798  $      14,430,324  $      26,639,394  $       1,261,772  $      77,949,664
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      14,357,152  $      14,422,875  $      26,567,452  $       1,261,772  $      77,822,068
Contracts in payout (annuitization)
  period                                         2,646              7,449             71,942                  -            127,596
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      14,359,798  $      14,430,324  $      26,639,394  $       1,261,772  $      77,949,664
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          7,326,427          1,438,716         26,639,394            102,085          7,524,099
                                     =================  =================  =================  =================  =================
   Cost of investments               $      12,863,254  $      14,596,678  $      26,639,394  $       1,255,675  $      77,094,431
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            2.89  $           10.57  $            9.79  $           10.42  $           10.85
                                     =================  =================  =================  =================  =================
   Highest                           $           11.49  $           12.55  $           10.71  $           10.48  $           13.11
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                       PIMCO Variable
                                      Insurance Trust            Putnam Variable                         Rydex Variable
                                        Sub-Accounts            Trust Sub-Accounts                     Trust Sub-Accounts
                                     -----------------  ------------------------------------  ------------------------------------
                                         StocksPLUS                        VT International                           Rydex
                                         Growth and                           Growth and                              Sector
                                           Income         VT High Yield         Income            Rydex OTC          Rotation
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       6,980,544  $       6,502,047  $       3,957,084  $       3,120,861  $          99,141
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       6,980,544  $       6,502,047  $       3,957,084  $       3,120,861  $          99,141
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       6,969,572  $       6,502,047  $       3,957,084  $       3,120,861  $          99,141
Contracts in payout (annuitization)
  period                                        10,972                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       6,980,544  $       6,502,047  $       3,957,084  $       3,120,861  $          99,141
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            753,838            818,898            349,875            237,147              9,835
                                     =================  =================  =================  =================  =================

   Cost of investments               $       6,561,054  $       5,959,466  $       3,267,884  $       2,685,751  $          95,193
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            9.10  $           11.89  $           10.74  $            4.95  $           12.41
                                     =================  =================  =================  =================  =================
   Highest                           $            9.18  $           12.09  $           11.16  $            8.48  $           12.47
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                      Salomon Brothers
                                       Variable Series                                                               Scudder
                                           Funds                      Scudder Variable Insurance                 Variable Series I
                                        Sub-Account                  Trust (Class B) Sub-Accounts                  Sub-Accounts
                                     -----------------  -------------------------------------------------------  -----------------
                                                              EAFE              Equity            Small Cap
                                                           Equity Index        500 Index            Index
                                          All Cap           (Class B)          (Class B)          (Class B)          Balanced
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      10,749,245  $          37,910  $       1,333,005  $         753,128  $      19,803,522
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      10,749,245  $          37,910  $       1,333,005  $         753,128  $      19,803,522
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      10,727,429  $          37,910  $       1,333,005  $         753,128  $      19,774,304
Contracts in payout (annuitization)
  period                                        21,816                  -                  -                  -             29,218
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      10,749,245  $          37,910  $       1,333,005  $         753,128  $      19,803,522
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            688,172              4,623            114,618             61,580          1,771,335
                                     =================  =================  =================  =================  =================
   Cost of investments               $       9,503,685  $          34,485  $       1,237,713  $         714,287  $      21,526,110
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            9.63  $           13.13  $           12.06  $           13.81  $            8.60
                                     =================  =================  =================  =================  =================
   Highest                           $           13.69  $           13.17  $           12.12  $           13.87  $           19.27
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   STI Classic
                                                                                                                  Variable Trust
                                                        Scudder Variable Series I Sub-Accounts                     Sub-Accounts
                                     --------------------------------------------------------------------------  -----------------
                                                              Global          Growth and                           STI Capital
                                            Bond            Discovery           Income          International      Appreciation
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      20,921,216  $       7,673,251  $       3,858,500  $       3,444,174  $       1,871,307
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Total assets                     $      20,921,216  $       7,673,251  $       3,858,500  $       3,444,174  $       1,871,307
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      20,813,393  $       7,673,251  $       3,858,500  $       3,444,174  $       1,871,307
Contracts in payout (annuitization)
  period                                       107,823                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Total net assets                 $      20,921,216  $       7,673,251  $       3,858,500  $       3,444,174  $       1,871,307
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
    Number of shares                         2,971,764            739,234            453,941            416,970            121,435
                                     =================  =================  =================  =================  =================
    Cost of investments              $      20,361,233  $       6,696,492  $       3,998,372  $       3,444,833  $       1,820,384
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
    Lowest                           $           12.03  $            7.78  $            7.85  $            5.95  $            7.99
                                     =================  =================  =================  =================  =================
    Highest                          $           15.13  $           14.32  $            8.87  $            8.51  $            8.65
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                Strong         Strong Variable       T. Rowe
                                                                              Opportunity         Insurance        Price Equity
                                              STI Classic Variable           Fund II, Inc.       Funds, Inc.       Series, Inc.
                                               Trust Sub-Accounts             Sub-Account        Sub-Account       Sub-Accounts
                                     ------------------------------------  -----------------  -----------------  -----------------
                                                                                                   Mid Cap           T. Rowe
                                       STI International     STI Value        Opportunity          Growth          Price Equity
                                           Equity          Income Stock         Fund II            Fund II            Income
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $          90,500  $       1,856,773  $      16,545,396  $       7,403,191  $      28,311,028
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $          90,500  $       1,856,773  $      16,545,396  $       7,403,191  $      28,311,028
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $          90,500  $       1,856,773  $      16,527,266  $       7,397,519  $      28,279,189
Contracts in payout (annuitization)
  period                                             -                  -             18,130              5,672             31,839
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $          90,500  $       1,856,773  $      16,545,396  $       7,403,191  $      28,311,028
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                              9,597            147,363            871,269            539,198          1,402,230
                                     =================  =================  =================  =================  =================
   Cost of investments               $          77,946  $       1,747,349  $      15,967,670  $       9,469,490  $      25,805,531
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.09  $            9.00  $            9.28  $            4.43  $           12.07
                                     =================  =================  =================  =================  =================
   Highest                           $            8.91  $           11.28  $           14.26  $           10.06  $           13.14
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                             T. Rowe Price
                                                                             International
                                             T. Rowe Price Equity             Series, Inc.        The Universal Institutional
                                           Series, Inc. Sub-Accounts          Sub-Account          Funds, Inc. Sub-Accounts
                                     ------------------------------------  -----------------  ------------------------------------
                                       T. Rowe Price      T. Rowe Price      T. Rowe Price       Van Kampen         Van Kampen
                                          Mid-Cap          New America       International        UIF High          UIF Mid Cap
                                          Growth             Growth              Stock              Yield              Core
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      26,890,944  $       3,397,961  $       4,715,463  $       5,631,002  $       6,227,531
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      26,890,944  $       3,397,961  $       4,715,463  $       5,631,002  $       6,227,531
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      26,884,540  $       3,384,540  $       4,715,463  $       5,588,140  $       6,227,531
Contracts in payout (annuitization)
  period                                         6,404             13,421                  -             42,862                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      26,890,944  $       3,397,961  $       4,715,463  $       5,631,002  $       6,227,531
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          1,351,304            193,616            394,930            794,218            419,928
                                     =================  =================  =================  =================  =================
   Cost of investments               $      23,015,082  $       3,168,720  $       4,417,343  $       5,345,069  $       5,613,622
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           10.29  $            7.28  $            6.72  $            9.68  $           12.35
                                     =================  =================  =================  =================  =================
   Highest                           $           15.51  $            9.09  $            9.20  $           10.77  $           12.45
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
--------------------------------------------------------------------------------------------

                                                          The Universal
                                       The Universal      Institutional       Van Kampen
                                       Institutional       Funds, Inc.      Life Investment
                                        Funds, Inc.        (Class II)       Trust (Class II)
                                       Sub-Accounts        Sub-Account        Sub-Account
                                     -----------------  -----------------  -----------------
                                                          Van Kampen
                                        Van Kampen         UIF U.S.           LIT Growth
                                        UIF Mid Cap       Real Estate         and Income
                                          Growth          (Class II)          (Class II)
                                     -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       5,413,708  $         871,235  $      17,817,199
                                     -----------------  -----------------  -----------------
   Total assets                      $       5,413,708  $         871,235  $      17,817,199
                                     =================  =================  =================

NET ASSETS
Accumulation units                   $       5,402,859  $         871,235  $      17,812,570
Contracts in payout (annuitization)
  period                                        10,849                  -              4,629
                                     -----------------  -----------------  -----------------
   Total net assets                  $       5,413,708  $         871,235  $      17,817,199
                                     =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            635,412             56,064          1,046,224
                                     =================  =================  =================
   Cost of investments               $       5,747,603  $         830,958  $      15,451,594
                                     =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.27  $           12.72  $           10.02
                                     =================  =================  =================
   Highest                           $            8.34  $           12.78  $           10.29
                                     =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                       AIM Variable
                                      Insurance Funds
                                        Sub-Account                        The Alger American Fund Sub-Accounts
                                     -----------------  --------------------------------------------------------------------------
                                       AIM V. I. Dent                          Income &           Leveraged           MidCap
                                        Demographics         Growth             Growth              AllCap            Growth
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $               -  $          67,659  $               -  $               -
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                   (14,601)          (228,829)          (285,732)          (208,403)          (277,877)
  Administrative expense                          (981)           (19,762)           (24,121)           (16,774)           (22,882)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               (15,582)          (248,591)          (242,194)          (225,177)          (300,759)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                          242,218          5,036,799          9,991,171         14,301,962          5,838,249
  Cost of investments sold                     238,774          8,354,090         13,690,066         17,580,232          7,640,882
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                     3,444         (3,317,291)        (3,698,895)        (3,278,270)        (1,802,633)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                  3,444         (3,317,291)        (3,698,895)        (3,278,270)        (1,802,633)

Change in unrealized gains (losses)            309,524          8,691,282          9,464,821          7,891,350          9,799,004
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments            312,968          5,373,991          5,765,926          4,613,080          7,996,371
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $         297,386  $       5,125,400  $       5,523,732  $       4,387,903  $       7,695,612
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                           The Alger
                                         The Alger       American Fund
                                       American Fund      (Series - S)
                                        Sub-Accounts       Sub-Account             Federated Insurance Series Sub-Accounts
                                     -----------------  -----------------  -------------------------------------------------------
                                                                                                  Federated
                                                                               Federated        Fund for U.S.       Federated
                                          Small             Growth          Capital Income       Government        High Income
                                      Capitalization    (Series - S) (a)      Fund II (b)       Securities II      Bond Fund II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $               -  $         533,303  $       3,096,089  $       1,589,428
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (119,503)            (4,102)          (103,888)          (937,309)          (299,754)
  Administrative expense                        (9,912)              (288)           (10,120)           (84,792)           (27,840)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)              (129,415)            (4,390)           419,295          2,073,988          1,261,834
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                        8,068,107            119,111          3,021,519         48,335,073         37,516,097
  Cost of investments sold                   8,394,582            113,507          4,583,498         47,556,807         37,573,928
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                  (326,475)             5,604         (1,561,979)           778,266            (57,831)

Realized gain distributions                          -                  -                  -            401,533                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)               (326,475)             5,604         (1,561,979)         1,179,799            (57,831)

Change in unrealized gains (losses)          3,524,657             92,255          2,567,228         (2,537,562)         3,176,305
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          3,198,182             97,859          1,005,249         (1,357,763)         3,118,474
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       3,068,767  $          93,469  $       1,424,544  $         716,225  $       4,380,308
                                     =================  =================  =================  =================  =================

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(b) Previously known as Federated Utility Fund II

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                        Fidelity Variable Insurance Products Fund Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         VIP Asset                           VIP Equity-
                                          Manager        VIP Contrafund         Income           VIP Growth        VIP Index 500
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $         596,339  $         236,513  $       1,139,988  $         123,584  $         777,345
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (203,845)          (699,466)          (794,579)          (554,180)          (717,104)
  Administrative expense                       (20,710)           (64,744)           (80,350)           (55,760)           (61,967)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               371,784           (527,697)           265,059           (486,356)            (1,726)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                        4,242,783          8,474,169         14,205,935         12,020,413         18,931,797
  Cost of investments sold                   4,956,823          9,738,389         16,688,046         18,696,061         22,911,764
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                  (714,040)        (1,264,220)        (2,482,111)        (6,675,648)        (3,979,967)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)               (714,040)        (1,264,220)        (2,482,111)        (6,675,648)        (3,979,967)

Change in unrealized gains (losses)          2,795,647         15,073,858         18,318,761         18,801,966         17,284,931
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          2,081,607         13,809,638         15,836,650         12,126,318         13,304,964
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       2,453,391  $      13,281,941  $      16,101,709  $      11,639,962  $      13,303,238
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                         Fidelity Variable Insurance                    Fidelity Variable Insurance
                                          Products Fund Sub-Accounts            Products Fund (Service Class 2) Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                                                              VIP Equity-         VIP Growth      VIP Investment
                                         VIP Money                              Income             (Service         Grade Bond
                                           Market          VIP Overseas    (Service Class 2)     Class 2) (a)    (Service Class 2)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $         880,263  $          82,590  $          63,742  $               -  $         346,063
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                (1,114,849)          (134,842)           (66,522)            (9,995)          (196,818)
  Administrative expense                       (99,877)           (13,325)            (4,517)              (713)           (14,063)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)              (334,463)           (65,577)            (7,297)           (10,708)           135,182
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                      216,927,844         23,367,108          1,497,855             97,931          4,628,104
  Cost of investments sold                 216,927,844         23,998,295          1,515,475             93,420          4,583,573
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                         -           (631,187)           (17,620)             4,511             44,531

Realized gain distributions                          -                  -                  -                  -            126,446
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                      -           (631,187)           (17,620)             4,511            170,977

Change in unrealized gains (losses)                  -          4,518,606          1,246,563            207,500            129,232
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments                  -          3,887,419          1,228,943            212,011            300,209
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $        (334,463) $       3,821,842  $       1,221,646  $         201,303  $         435,391
                                     =================  =================  =================  =================  =================

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                     Fidelity Variable
                                        Insurance
                                       Products Fund                                            J. P. Morgan           Janus
                                     (Service Class 2)         Goldman Sachs Variable          Series Trust II     Aspen Series
                                       Sub-Accounts         Insurance Trust Sub-Accounts         Sub-Account       Sub-Accounts
                                     -----------------  ------------------------------------  -----------------  -----------------
                                       VIP Overseas          VIT CORE      VIT International
                                     (Service Class 2)   Small Cap Equity       Equity          Small Company         Balanced
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           1,507  $           9,737  $         123,343  $               -  $       1,654,336
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                    (9,292)           (36,639)           (36,864)           (40,321)          (966,391)
  Administrative expense                          (651)            (2,662)            (2,704)            (2,954)           (89,077)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                (8,436)           (29,564)            83,775            (43,275)           598,868
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                           78,902            900,722            498,615            706,845         18,341,675
  Cost of investments sold                      77,558            923,366            723,048            942,003         19,532,561
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                     1,344            (22,644)          (224,433)          (235,158)        (1,190,886)

Realized gain distributions                          -            143,467                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                  1,344            120,823           (224,433)          (235,158)        (1,190,886)

Change in unrealized gains (losses)            301,428            936,675            996,367          1,164,204          9,381,556
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments            302,772          1,057,498            771,934            929,046          8,190,670
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $         294,336  $       1,027,934  $         855,709  $         885,771  $       8,789,538
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Janus
                                                                                                                   Aspen Series
                                                                                                                 (Service Shares)
                                                          Janus Aspen Series Sub-Accounts                          Sub-Accounts
                                     --------------------------------------------------------------------------  -----------------
                                                                                                                   International
                                          Flexible                              Mid Cap           Worldwide       Value (Service
                                           Income             Growth           Growth (c)           Growth          Shares) (d)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       1,506,831  $          42,777  $               -  $         621,496  $          17,870
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (420,242)          (626,454)          (347,379)          (721,996)           (39,858)
  Administrative expense                       (37,618)           (60,876)           (33,430)           (71,470)            (3,121)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)             1,048,971           (644,553)          (380,809)          (171,970)           (25,109)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                       18,702,889         14,325,119         10,030,685         19,249,841          5,982,978
  Cost of investments sold                  18,062,378         21,652,704         16,411,536         25,780,668          5,929,025
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                   640,511         (7,327,585)        (6,380,851)        (6,530,827)            53,953

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                640,511         (7,327,585)        (6,380,851)        (6,530,827)            53,953

Change in unrealized gains (losses)           (201,378)        20,973,604         14,402,344         18,007,046            871,855
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments            439,133         13,646,019          8,021,493         11,476,219            925,808
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       1,488,104  $      13,001,466  $       7,640,684  $      11,304,249  $         900,699
                                     =================  =================  =================  =================  =================

(c) Previously known as Aggressive Growth

(d) Previously known as Global Value (Service Shares)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                           Janus
                                        Aspen Series
                                      (Service Shares)            Lazard Retirement                    LSA Variable Series
                                        Sub-Accounts          Series, Inc. Sub-Accounts                 Trust Sub-Accounts
                                     -----------------  ------------------------------------  ------------------------------------
                                         Worldwide                                                  LSA
                                      Growth (Service       Emerging         International       Aggressive
                                          Shares)            Markets            Equity             Growth          LSA Balanced
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $          17,032  $             952  $           4,918  $               -  $         228,686
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                   (27,594)           (23,406)           (20,570)           (16,123)          (189,896)
  Administrative expense                        (1,944)            (1,648)            (1,499)            (1,132)           (13,924)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               (12,506)           (24,102)           (17,151)           (17,255)            24,866
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                          681,553            454,690            482,284            152,341          3,178,653
  Cost of investments sold                     726,773            484,990            627,136            148,405          3,288,370
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                   (45,220)           (30,300)          (144,852)             3,936           (109,717)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                (45,220)           (30,300)          (144,852)             3,936           (109,717)

Change in unrealized gains (losses)            493,845            823,393            520,968            357,366          3,486,198
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments            448,625            793,093            376,116            361,302          3,376,481
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $         436,119  $         768,991  $         358,965  $         344,047  $       3,401,347
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                               LSA Variable Series Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                                                    LSA               LSA
                                         LSA Basic          LSA Blue          LSA Capital         Capital          Disciplined
                                           Value              Chip           Appreciation        Growth (e)         Equity (f)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $           1,778  $               -  $          12,952  $          10,110
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (134,428)           (74,684)           (34,980)           (77,851)           (21,361)
  Administrative expense                       (10,070)            (5,362)            (2,448)            (5,589)            (1,496)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)              (144,498)           (78,268)           (37,428)           (70,488)           (12,747)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                        2,075,067            615,899            908,582          1,862,376          5,587,819
  Cost of investments sold                   2,093,955            611,531            880,351          2,186,108          6,619,409
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                   (18,888)             4,368             28,231           (323,732)        (1,031,590)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                (18,888)             4,368             28,231           (323,732)        (1,031,590)

Change in unrealized gains (losses)          3,171,058          1,300,943            595,750          1,497,203          1,243,904
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          3,152,170          1,305,311            623,981          1,173,471            212,314
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       3,007,672  $       1,227,043  $         586,553  $       1,102,983  $         199,567
                                     =================  =================  =================  =================  =================

(e) Previously known as LSA Growth Equity

(f) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth previously known as LSA Focused Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                LSA Variable Series Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                            LSA                LSA
                                        Diversified          Emerging          LSA Equity        LSA Mid Cap        LSA Value
                                          Mid Cap         Growth Equity      Growth (f) (g)         Value             Equity
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           5,550    $             -    $             -  $          10,478  $         162,171
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                   (63,179)           (57,470)           (94,239)          (111,151)          (114,701)
  Administrative expense                        (4,647)            (4,306)            (6,694)            (8,611)            (8,513)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               (62,276)           (61,776)          (100,933)          (109,284)            38,957
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                        1,300,070          3,036,814          1,379,774          2,571,050          2,508,710
  Cost of investments sold                   1,296,771          3,284,921          1,669,026          2,366,088          2,771,195
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                     3,299           (248,107)          (289,252)           204,962           (262,485)

Realized gain distributions                          -                  -                  -            515,691                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                  3,299           (248,107)          (289,252)           720,653           (262,485)

Change in unrealized gains (losses)          1,419,353          1,436,806          1,806,917          2,204,051          2,448,248
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          1,422,652          1,188,699          1,517,665          2,924,704          2,185,763
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       1,360,376  $       1,126,923  $       1,416,732  $       2,815,420  $       2,224,720
                                     =================  =================  =================  =================  =================

(f) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth previously known as LSA Focused Equity

(g) Previously known as LSA Focused Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                              MFS Variable Insurance Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                                MFS New
                                        MFS Emerging      MFS Investors        Discovery        MFS Research         MFS Total
                                       Growth Series       Trust Series         Series             Series          Return Series
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $          34,985  $               -  $          25,271  $         324,105
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                   (72,999)           (76,907)          (123,888)           (50,920)          (271,982)
  Administrative expense                        (5,339)            (5,724)            (8,864)            (3,846)           (20,454)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               (78,338)           (47,646)          (132,752)           (29,495)            31,669
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:

  Proceeds from sales                        1,290,980          2,293,736          1,450,317            969,117          2,757,774
  Cost of investments sold                   2,244,845          2,601,219          1,656,506          1,417,553          2,809,680
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                  (953,865)          (307,483)          (206,189)          (448,436)           (51,906)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)               (953,865)          (307,483)          (206,189)          (448,436)           (51,906)

Change in unrealized gains (losses)          2,348,006          1,459,068          2,831,113          1,281,713          3,048,627
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          1,394,141          1,151,585          2,624,924            833,277          2,996,721
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       1,315,803  $       1,103,939  $       2,492,172  $         803,782  $       3,028,390
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                              Oppenheimer         Panorama
                                                                            Variable Account     Series Fund,    PIMCO Advisors
                                                                             Funds (Service     Inc. (Service       Variable
                                         MFS Variable Insurance Trust        Class ("SC"))      Class ("SC"))    Insurance Trust
                                         (Service Class) Sub-Accounts         Sub-Account        Sub-Account     Sub-Accounts (h)
                                     ------------------------------------  -----------------  -----------------  -----------------
                                          MFS New                             Oppenheimer
                                         Discovery            MFS             Main Street        Oppenheimer
                                          Series        Utilities Series       Small Cap        International
                                      (Service Class)   (Service Class)       Growth (SC)         Growth (SC)    OpCap Equity (i)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $          26,688  $               -  $           7,419  $          37,330
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                   (36,195)           (20,554)          (125,713)           (10,527)           (45,526)
  Administrative expense                        (2,653)            (1,443)            (9,348)              (832)            (3,309)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               (38,848)             4,691           (135,061)            (3,940)           (11,505)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                          680,532            593,322          6,309,220            520,561            366,023
  Cost of investments sold                     661,890            550,797          5,924,286            515,297            423,493
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                    18,642             42,525            384,934              5,264            (57,470)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gains (losses)                18,642             42,525            384,934              5,264            (57,470)

Change in unrealized gains (losses)            721,912            388,451          3,160,501            306,778            911,639
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments            740,554            430,976          3,545,435            312,042            854,169
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $         701,706  $         435,667  $       3,410,374  $         308,102  $         842,664
                                     =================  =================  =================  =================  =================

(h) Previously known as OCC Accumulation Trust

(i) Previously known as OCC Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                           PIMCO Advisors Variable
                                       Insurance Trust Sub-Accounts (h)          PIMCO Variable Insurance Trust Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                                              PEA
                                           OpCap          Science and                                                 PIMCO
                                       Small Cap (j)     Technology (k)      Foreign Bond        Money Market     Real Return (a)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           2,993  $               -  $         266,300  $         201,026  $           2,283
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (112,256)           (82,356)          (134,462)          (386,715)            (4,975)
  Administrative expense                        (8,555)            (5,687)           (11,190)           (28,079)              (324)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)              (117,818)           (88,043)           120,648           (213,768)            (3,016)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                        3,180,149          4,543,605          4,648,198         21,673,795            114,290
  Cost of investments sold                   3,211,232          4,097,649          4,632,615         21,673,795            112,917
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                   (31,083)           445,956             15,583                  -              1,373

Realized gain distributions                          -                  -                  -                  -             22,315
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                (31,083)           445,956             15,583                  -             23,688

Change in unrealized gains (losses)          3,085,834          1,804,001           (258,136)                 -              6,097
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          3,054,751          2,249,957           (242,553)                 -             29,785
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       2,936,933  $       2,161,914  $        (121,905) $        (213,768) $          26,769
                                     =================  =================  =================  =================  =================

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(h) Previously known as OCC Accumulation Trust

(j) Previously known as OCC Small Cap

(k) Previously known as OCC Science and Technology

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Rydex
                                           PIMCO Variable Insurance                  Putnam Variable              Variable Trust
                                              Trust Sub-Accounts                   Trust Sub-Accounts              Sub-Accounts
                                     ------------------------------------  ------------------------------------  -----------------
                                                           StocksPLUS                         VT International
                                            PIMCO          Growth and                           Growth and
                                        Total Return         Income          VT High Yield         Income            Rydex OTC
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       1,801,045  $         113,796  $         253,971  $          29,080  $               -
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (871,450)           (65,587)           (52,718)           (38,307)           (26,954)
  Administrative expense                       (67,907)            (4,769)            (3,700)            (3,081)            (1,852)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               861,688             43,440            197,553            (12,308)           (28,806)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                       19,841,265          1,726,224            848,862         28,150,211            542,579
  Cost of investments sold                  19,561,287          1,948,378            816,668         27,837,687            520,410
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                   279,978           (222,154)            32,194            312,524             22,169

Realized gain distributions                    603,374                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                883,352           (222,154)            32,194            312,524             22,169

Change in unrealized gains (losses)            140,764          1,431,005            557,825            756,599            647,374
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          1,024,116          1,208,851            590,019          1,069,123            669,543
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       1,885,804  $       1,252,291  $         787,572  $       1,056,815  $         640,737
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Salomon Brothers
                                           Rydex        Variable Series
                                       Variable Trust        Funds                       Scudder Variable Insurance
                                        Sub-Accounts      Sub-Account                   Trust (Class B) Sub-Accounts
                                     -----------------  ----------------  -------------------------------------------------------
                                           Rydex                                 EAFE              Equity            Small Cap
                                           Sector                            Equity Index         500 Index            Index
                                        Rotation (a)       All Cap (l)       (Class B) (a)      (Class B) (a)      (Class B) (a)
                                     -----------------  ----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $          23,026  $               -  $               -  $               -
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                      (235)          (104,884)              (141)            (4,862)            (1,736)
  Administrative expense                           (15)            (7,494)               (10)              (326)              (118)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                  (250)           (89,352)              (151)            (5,188)            (1,854)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                           42,106          1,771,133             64,120            235,891             61,493
  Cost of investments sold                      40,463          1,996,913             61,841            222,849             58,634
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                     1,643           (225,780)             2,279             13,042              2,859

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                  1,643           (225,780)             2,279             13,042              2,859

Change in unrealized gains (losses)              3,948          2,761,550              3,425             95,292             38,841
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments              5,591          2,535,770              5,704            108,334             41,700
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $           5,341  $       2,446,418  $           5,553  $         103,146  $          39,846
                                     =================  =================  =================  =================  =================

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(l) Previously known as Capital

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                Scudder Variable Series I Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                                Global           Growth and
                                          Balanced            Bond             Discovery            Income        International
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $         439,856  $         899,748  $           3,521  $          30,458  $          27,076
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (233,000)          (275,408)           (62,703)           (39,475)           (38,287)
  Administrative expense                       (22,899)           (24,643)            (4,668)            (3,005)            (2,801)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               183,957            599,697            (63,850)           (12,022)           (14,012)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                        4,489,023          9,370,014          1,874,586          1,022,965         13,240,282
  Cost of investments sold                   5,407,158          9,187,081          1,988,928          1,194,935         13,147,807
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                  (918,135)           182,933           (114,342)          (171,970)            92,475

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)               (918,135)           182,933           (114,342)          (171,970)            92,475

Change in unrealized gains (losses)          3,506,506            (21,542)         2,038,681            874,045            731,852
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized gains
      (losses) on investments                2,588,371            161,391          1,924,339            702,075            824,327
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       2,772,328  $         761,088  $       1,860,489  $         690,053  $         810,315
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Strong         Strong Variable
                                                                                                 Opportunity         Insurance
                                                                                                Fund II, Inc.       Funds, Inc.
                                              STI Classic Variable Trust Sub-Accounts            Sub-Account        Sub-Account
                                     -------------------------------------------------------  -----------------  -----------------
                                                                                                                      Mid Cap
                                         STI Capital    STI International      STI Value         Opportunity          Growth
                                        Appreciation         Equity           Income Stock         Fund II            Fund II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $             596  $          24,112  $          10,933  $               -
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                   (19,719)            (1,242)           (22,388)          (190,546)           (89,921)
  Administrative expense                        (1,446)              (103)            (1,611)           (13,872)            (6,675)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net investment income (loss)               (21,165)              (749)               113           (193,485)           (96,596)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                          581,792            170,163            829,239          9,282,692          6,182,652
  Cost of investments sold                     637,486            207,324            931,173         10,058,881          6,771,657
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                   (55,694)           (37,161)          (101,934)          (776,189)          (589,005)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                (55,694)           (37,161)          (101,934)          (776,189)          (589,005)

Change in unrealized gains (losses)            312,312             54,256            398,645          5,187,989          2,378,309
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments            256,618             17,095            296,711          4,411,800          1,789,304
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $         235,453  $          16,346  $         296,824  $       4,218,315  $       1,692,708
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                T. Rowe Price     The Universal
                                                                                                International     Institutional
                                                                                                 Series, Inc.      Funds, Inc.
                                         T. Rowe Price Equity Series, Inc. Sub-Accounts          Sub-Account       Sub-Accounts
                                     -------------------------------------------------------  -----------------  -----------------
                                           T. Rowe        T. Rowe Price      T. Rowe Price      T. Rowe Price       Van Kampen
                                        Price Equity         Mid-Cap          New America       International        UIF High
                                           Income            Growth            Growth               Stock              Yield
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $         353,445    $             -    $             -  $          49,476    $             -
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (268,637)          (238,792)           (30,888)           (45,835)           (48,836)
  Administrative expense                       (19,820)           (17,553)            (2,329)            (3,416)            (3,521)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                64,988           (256,345)           (33,217)               225            (52,357)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                        3,903,393          7,094,936          5,132,057         16,836,290          1,228,281
  Cost of investments sold                   4,312,719          7,079,298          5,508,613         16,967,521          1,288,864
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                  (409,326)            15,638           (376,556)          (131,231)           (60,583)

Realized gain distributions                          -                  -                  -              3,806                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)               (409,326)            15,638           (376,556)          (127,425)           (60,583)

Change in unrealized gains (losses)          4,886,629          5,867,898            941,472            955,130            831,158
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          4,477,303          5,883,536            564,916            827,705            770,575
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       4,542,291  $       5,627,191  $         531,699  $         827,930  $         718,218
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------

                                                                             The Universal
                                                                             Institutional       Van Kampen
                                                                              Funds, Inc.      Life Investment
                                         The Universal Institutional           (Class II)      Trust (Class II)
                                           Funds, Inc. Sub-Accounts           Sub-Account         Sub-Account
                                     ------------------------------------  -----------------  -----------------
                                                                               Van Kampen
                                        Van Kampen         Van Kampen           UIF U.S.         LIT Growth
                                        UIF Mid Cap        UIF Mid Cap        Real Estate        and Income
                                         Core (m)            Growth          (Class II) (a)      (Class II)
                                     -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $               -  $               -  $          44,430
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                   (65,114)           (50,119)            (2,227)          (127,774)
  Administrative expense                        (4,751)            (3,663)              (142)            (9,380)
                                     -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)              (69,865)           (53,782)            (2,369)           (92,724)
                                     -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                          789,570            503,004             80,693          1,468,092
  Cost of investments sold                     953,149            743,555             76,331          1,451,238
                                     -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on
      fund shares                            (163,579)          (240,551)             4,362             16,854

Realized gain distributions                          -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)              (163,579)          (240,551)             4,362             16,854

Change in unrealized gains (losses)          1,863,150          1,497,635             40,277          2,613,760
                                     -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments         1,699,571          1,257,084             44,639          2,630,614
                                     -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       1,629,706  $       1,203,302  $          42,270  $       2,537,890
                                     =================  =================  =================  =================

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(m) Previously known as Van Kampen UIF Mid Cap Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable Insurance
                                           Funds Sub-Account                      The Alger American Fund Sub-Accounts
                                      -----------------------------   -------------------------------------------------------------
                                              AIM V.I. Dent
                                              Demographics                       Growth                      Income & Growth
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (15,582)  $      (6,517)  $    (248,591)  $    (283,017)  $    (242,194)  $    (191,793)
Net realized gains (losses)                   3,444         (22,604)     (3,317,291)     (5,515,976)     (3,698,895)     (4,511,875)
Change in unrealized gains (losses)         309,524        (144,254)      8,691,282      (3,176,884)      9,464,821      (6,047,512)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           297,386        (173,375)      5,125,400      (8,975,877)      5,523,732     (10,751,180)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    191,779         571,142       3,099,612       1,890,105       2,228,655       3,198,642
Benefit payments                                  -          (1,034)       (171,981)       (242,980)       (239,997)       (339,842)
Payments on termination                     (77,412)        (45,066)     (1,842,819)     (1,609,906)     (2,032,068)     (2,657,651)
Loans - net                                       -               -            (880)           (833)           (618)           (469)
Contract administration charges                   -               -         (14,685)        (16,502)        (13,343)        (13,828)
Transfers among the sub-accounts
  and with the Fixed Account - net          176,289         224,251       1,513,150      (3,755,895)        450,642      (1,739,909)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                290,656         749,293       2,582,397      (3,736,011)        393,271      (1,553,057)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           588,042         575,918       7,707,797     (12,711,888)      5,917,003     (12,304,237)

NET ASSETS AT BEGINNING OF PERIOD           679,033         103,115      15,292,744      28,004,632      20,203,747      32,507,984
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   1,267,075   $     679,033   $  23,000,541   $  15,292,744   $  26,120,750   $  20,203,747
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               104,196          10,554       2,014,754       2,404,567       2,331,350       2,449,570
    Units issued                             72,767         111,062       1,165,834         561,592       1,432,715         910,160
    Units redeemed                          (33,266)        (17,420)       (764,339)       (951,405)     (1,316,716)     (1,028,380)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        143,697         104,196       2,416,249       2,014,754       2,447,349       2,331,350
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   The Alger American Fund Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                            Leveraged AllCap                  MidCap Growth               Small Capitalization
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (225,177)  $    (238,682)  $    (300,759)  $    (269,230)  $    (129,415)  $    (121,542)
Net realized gains (losses)              (3,278,270)     (5,674,300)     (1,802,633)     (5,197,213)       (326,475)     (4,669,393)
Change in unrealized gains (losses)       7,891,350      (1,499,383)      9,799,004      (1,734,845)      3,524,657       1,635,108
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         4,387,903      (7,412,365)      7,695,612      (7,201,288)      3,068,767      (3,155,827)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,807,140       2,502,275       6,471,725       3,438,544       1,725,892       1,364,489
Benefit payments                           (120,801)       (220,709)       (174,807)       (154,740)        (85,688)        (40,866)
Payments on termination                  (1,108,899)     (1,627,358)     (1,934,104)     (2,113,570)       (930,321)       (751,557)
Loans - net                                    (726)         (1,074)           (572)           (614)           (610)           (488)
Contract administration charges             (17,860)        (18,808)        (15,896)        (14,094)         (6,865)         (5,799)
Transfers among the sub-accounts
  and with the Fixed Account - net         (534,738)     (1,780,650)      4,292,166      (2,669,922)      2,403,586         333,893
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              1,024,116      (1,146,324)      8,638,512      (1,514,396)      3,105,994         899,672
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         5,412,019      (8,558,689)     16,334,124      (8,715,684)      6,174,761      (2,256,155)

NET ASSETS AT BEGINNING OF PERIOD        12,636,784      21,195,473      15,074,032      23,789,716       6,749,964       9,006,119
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  18,048,803   $  12,636,784   $  31,408,156   $  15,074,032   $  12,924,725   $   6,749,964
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             1,543,268       1,582,873       1,574,822       1,617,721       1,232,096       1,183,888
    Units issued                          3,830,562         958,285       1,931,479       1,085,753       2,312,877       3,131,084
    Units redeemed                       (3,523,826)       (997,890)     (1,022,559)     (1,128,652)     (1,805,758)     (3,082,876)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,850,004       1,543,268       2,483,742       1,574,822       1,739,215       1,232,096
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                        The Alger
                                      American Fund
                                       (Series - S)
                                       Sub-Account                   Federated Insurance Series Sub-Accounts
                                      -------------   -------------------------------------------------------------
                                          Growth            Federated Capital            Federated Fund for U.S.
                                       (Series - S)         Income Fund II (b)          Government Securities II
                                      -------------   -----------------------------   -----------------------------
                                         2003 (a)         2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (4,390)  $     419,295   $     485,340   $   2,073,988   $   1,264,261
Net realized gains (losses)                   5,604      (1,561,979)     (2,467,108)      1,179,799         939,675
Change in unrealized gains (losses)          92,255       2,567,228      (1,416,952)     (2,537,562)      2,540,523
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            93,469       1,424,544      (3,398,720)        716,225       4,744,459
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,037,551         810,020         720,100      10,370,941      10,365,140
Benefit payments                                  -        (120,094)       (195,764)       (893,269)       (927,434)
Payments on termination                      (3,664)     (1,190,561)     (1,288,115)    (11,492,745)    (11,424,835)
Loans - net                                       -             (46)            (38)         (1,302)           (961)
Contract administration charges                  (7)         (5,516)         (6,235)        (32,763)        (26,772)
Transfers among the sub-accounts
  and with the Fixed Account - net          571,926        (515,413)     (1,567,363)    (24,064,531)     22,022,181
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              1,605,806      (1,021,610)     (2,337,415)    (26,113,669)     20,007,319
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,699,275         402,934      (5,736,135)    (25,397,444)     24,751,778

NET ASSETS AT BEGINNING OF PERIOD                 -       8,709,685      14,445,820      82,676,447      57,924,669
                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   1,699,275   $   9,112,619   $   8,709,685   $  57,279,003   $  82,676,447
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                     -       1,106,859       1,363,383       6,221,063       4,587,482
    Units issued                            146,787         326,061         365,860       3,407,575       6,387,390
    Units redeemed                           (9,173)       (424,844)       (622,384)     (5,295,985)     (4,753,809)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        137,614       1,008,076       1,106,859       4,332,653       6,221,063
                                      =============   =============   =============   =============   =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(b) Previously known as Federated Utility Fund II

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                           Federated Insurance
                                           Series Sub-Accounts           Fidelity Variable Insurance Products Fund Sub-Accounts
                                      -----------------------------   -------------------------------------------------------------
                                          Federated High Income
                                              Bond Fund II                  VIP Asset Manager                VIP Contrafund
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $   1,261,834   $   1,968,778   $     371,784   $     487,866   $    (527,697)  $    (290,869)
Net realized gains (losses)                 (57,831)     (2,652,288)       (714,040)     (1,280,329)     (1,264,220)     (3,290,820)
Change in unrealized gains (losses)       3,176,305         806,114       2,795,647      (1,262,094)     15,073,858      (2,401,825)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         4,380,308         122,604       2,453,391      (2,054,557)     13,281,941      (5,983,514)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  6,267,206       2,827,568       1,907,051       1,370,615       9,891,095       5,018,832
Benefit payments                           (317,005)       (237,112)       (201,865)       (449,152)       (337,804)       (536,649)
Payments on termination                  (5,514,988)     (3,826,773)     (2,866,019)     (2,991,878)     (5,640,364)     (5,172,245)
Loans - net                                    (409)           (483)           (458)           (376)         (1,595)         (2,279)
Contract administration charges             (10,092)         (7,129)         (9,694)         (9,868)        (36,767)        (34,400)
Transfers among the sub-accounts
  and with the Fixed Account - net        5,694,502      (2,752,711)        836,678        (108,322)      4,577,725         564,394
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              6,119,214      (3,996,640)       (334,307)     (2,188,981)      8,452,290        (162,347)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        10,499,522      (3,874,036)      2,119,084      (4,243,538)     21,734,231      (6,145,861)

NET ASSETS AT BEGINNING OF PERIOD        17,044,114      20,918,150      16,043,904      20,287,442      47,439,104      53,584,965
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  27,543,636   $  17,044,114   $  18,162,988   $  16,043,904   $  69,173,335   $  47,439,104
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             1,595,207       1,971,187       1,364,536       1,494,640       4,103,417       3,931,211
    Units issued                          6,150,563       4,819,243         413,661         353,778       2,041,686       1,826,874
    Units redeemed                       (5,467,314)     (5,195,223)       (400,427)       (483,882)     (1,023,350)     (1,654,668)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      2,278,456       1,595,207       1,377,770       1,364,536       5,121,753       4,103,417
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Fidelity Variable Insurance Products Fund Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                            VIP Equity-Income                  VIP Growth                     VIP Index 500
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     265,059   $     296,358   $    (486,356)  $    (637,326)  $      (1,726)  $     (16,965)
Net realized gains (losses)              (2,482,111)     (2,483,202)     (6,675,648)    (10,483,715)     (3,979,967)     (6,404,674)
Change in unrealized gains (losses)      18,318,761     (13,622,314)     18,801,966     (11,220,742)     17,284,931      (9,953,047)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                        16,101,709     (15,809,158)     11,639,962     (22,341,783)     13,303,238     (16,374,686)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  5,197,937       4,154,170       5,118,961       3,766,394      12,264,539       6,598,403
Benefit payments                           (728,590)       (674,911)       (410,600)       (577,533)       (606,650)       (316,973)
Payments on termination                  (8,526,193)    (10,060,423)     (6,348,265)     (8,464,150)     (5,832,369)     (6,538,972)
Loans - net                                  (2,496)         (3,061)         (1,875)         (2,175)         (1,475)         (1,415)
Contract administration charges             (39,474)        (41,887)        (39,921)        (44,834)        (37,851)        (36,993)
Transfers among the sub-accounts
  and with the Fixed Account - net        4,454,946      (1,533,332)        425,365      (5,454,790)        476,081      (2,897,392)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                356,130      (8,159,444)     (1,256,335)    (10,777,088)      6,262,275      (3,193,342)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        16,457,839     (23,968,602)     10,383,627     (33,118,871)     19,565,513     (19,568,028)

NET ASSETS AT BEGINNING OF PERIOD        60,366,109      84,334,711      42,976,103      76,094,974      49,088,225      68,656,253
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  76,823,948   $  60,366,109   $  53,359,730   $  42,976,103   $  68,653,738   $  49,088,225
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             4,571,333       5,013,601       3,992,254       4,539,916       6,156,362       6,553,949
    Units issued                          1,721,392       2,855,585       1,727,224       1,503,765       4,755,218       2,873,324
    Units redeemed                       (1,535,385)     (3,297,853)     (1,510,559)     (2,051,427)     (3,857,383)     (3,270,911)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      4,757,340       4,571,333       4,208,919       3,992,254       7,054,197       6,156,362
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Fidelity Variable
                                                                                                        Insurance Products Fund
                                         Fidelity Variable Insurance Products Fund Sub-Accounts      (Service Class 2) Sub-Accounts
                                      -------------------------------------------------------------  ------------------------------
                                                                                                              VIP Equity-
                                             VIP Money Market                 VIP Overseas              Income (Service Class 2)
                                      -----------------------------   -----------------------------  ------------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (334,463)  $     350,360   $     (65,577)  $     (91,440)  $      (7,297)  $     (21,052)
Net realized gains (losses)                       -               -        (631,187)     (3,537,215)        (17,620)        (42,108)
Change in unrealized gains (losses)               -               -       4,518,606       1,243,466       1,246,563        (246,105)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                          (334,463)        350,360       3,821,842      (2,385,189)      1,221,646        (309,265)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 32,742,496      61,866,534       1,897,106       1,021,477       1,295,915       2,022,399
Benefit payments                           (691,179)     (1,724,688)        (71,395)       (142,803)        (67,481)              -
Payments on termination                 (63,270,252)    (98,419,372)     (1,617,479)     (1,614,566)       (409,976)        (56,061)
Loans - net                                  (2,833)         (2,385)           (366)           (414)            (36)            (12)
Contract administration charges             (39,726)        (32,495)         (6,872)         (7,275)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net       (8,920,075)     37,832,576       1,522,141      (1,647,400)      1,520,824       1,454,517
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions            (40,181,569)       (479,830)      1,723,135      (2,390,981)      2,339,246       3,420,843
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS       (40,516,032)       (129,470)      5,544,977      (4,776,170)      3,560,892       3,111,578

NET ASSETS AT BEGINNING OF PERIOD       106,869,738     106,999,208       9,229,671      14,005,841       3,264,151         152,573
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  66,353,706   $ 106,869,738   $  14,774,648   $   9,229,671   $   6,825,043   $   3,264,151
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             8,987,743       8,979,667       1,097,589       1,271,389         415,756          15,849
    Units issued                         26,017,056      94,914,991       3,765,754      15,811,296         483,592         466,327
    Units redeemed                      (29,306,326)    (94,906,915)     (3,508,793)    (15,985,096)       (220,495)        (66,420)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      5,698,473       8,987,743       1,354,550       1,097,589         678,853         415,756
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                        Fidelity Variable Insurance Products Fund (Service Class 2) Sub Accounts
                                      -----------------------------------------------------------------------------
                                        VIP Growth
                                         (Service       VIP Investment Grade Bond              VIP Overseas
                                         Class 2)           (Service Class 2)               (Service Class 2)
                                      -------------   -----------------------------   -----------------------------
                                         2003 (a)         2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (10,708)  $     135,182   $     (21,089)  $      (8,436)  $      (1,959)
Net realized gains (losses)                   4,511         170,977           8,766           1,344          42,995
Change in unrealized gains (losses)         207,500         129,232         332,323         301,428         (31,367)
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           201,303         435,391         320,000         294,336           9,669
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,866,175       6,677,745       3,502,631         563,766         176,578
Benefit payments                                  -         (21,228)           (228)              -               -
Payments on termination                     (27,063)     (1,237,386)       (207,132)        (31,633)         (8,401)
Loans - net                                       -              (6)              -               -               -
Contract administration charges                 (29)         (1,342)            (68)            (41)              -
Transfers among the sub-accounts
  and with the Fixed Account - net        1,744,691       4,999,179       3,630,175         763,629          41,057
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              3,583,774      10,416,962       6,925,378       1,295,721         209,234
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         3,785,077      10,852,353       7,245,378       1,590,057         218,903

NET ASSETS AT BEGINNING OF PERIOD                 -       7,601,195         355,817         221,567           2,664
                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   3,785,077   $  18,453,548   $   7,601,195   $   1,811,624   $     221,567
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                     -         698,089          35,091          29,830             285
    Units issued                            311,470       1,563,610         811,829         154,307         247,118
    Units redeemed                           (7,430)       (614,852)       (148,831)        (11,972)       (217,573)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        304,040       1,646,847         698,089         172,165          29,830
                                      =============   =============   =============   =============   =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              J. P. Morgan
                                           Goldman Sachs Variable Insurance Trust Sub-Accounts         Series Trust II Sub-Account
                                      -------------------------------------------------------------   -----------------------------
                                        VIT CORE Small Cap Equity       VIT International Equity              Small Company
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (29,564)  $     (22,889)  $      83,775   $      (9,224)  $     (43,275)  $     (32,315)
Net realized gains (losses)                 120,823         (29,754)       (224,433)       (251,066)       (235,158)        (65,034)
Change in unrealized gains (losses)         936,675        (376,668)        996,367        (321,015)      1,164,204        (594,503)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         1,027,934        (429,311)        855,709        (581,305)        885,771        (691,852)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    812,949         784,672         651,952         431,729         562,883         861,221
Benefit payments                             (3,306)         (6,012)        (18,005)        (13,379)        (34,380)              -
Payments on termination                    (860,068)       (162,202)       (330,382)       (137,648)       (562,320)       (112,748)
Loans - net                                       -               -             (93)           (116)            (14)            (18)
Contract administration charges                (952)           (603)         (1,028)           (843)         (1,263)           (637)
Transfers among the sub-accounts
  and with the Fixed Account - net        1,724,171        (107,313)        107,543         (66,337)        492,552         330,765
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              1,672,794         508,542         409,987         213,406         457,458       1,078,583
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         2,700,728          79,231       1,265,696        (367,899)      1,343,229         386,731

NET ASSETS AT BEGINNING OF PERIOD         1,969,443       1,890,212       2,395,161       2,763,060       2,678,460       2,291,729
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   4,670,171   $   1,969,443   $   3,660,857   $   2,395,161   $   4,021,689   $   2,678,460
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               186,654         150,074         369,509         343,137         312,621         206,555
    Units issued                            207,544         115,262         145,294         121,400         136,610         137,587
    Units redeemed                          (86,498)        (78,682)        (91,800)        (95,028)        (98,798)        (31,521)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        307,700         186,654         423,003         369,509         350,433         312,621
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                     Janus Aspen Series Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                Balanced                     Flexible Income                     Growth
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     598,868   $     844,427   $   1,048,971   $     865,615   $    (644,553)  $    (931,442)
Net realized gains (losses)              (1,190,886)     (1,607,093)        640,511         101,507      (7,327,585)    (13,243,877)
Change in unrealized gains (losses)       9,381,556      (6,232,390)       (201,378)      1,099,337      20,973,604      (7,904,847)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         8,789,538      (6,995,056)      1,488,104       2,066,459      13,001,466     (22,080,166)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  6,075,698       8,221,354       7,285,402       3,987,906       2,749,973       4,400,388
Benefit payments                           (974,115)     (1,181,424)       (104,892)       (378,912)       (457,270)       (908,613)
Payments on termination                  (8,209,483)     (8,598,485)     (6,110,326)     (3,489,222)     (6,120,290)     (8,884,826)
Loans - net                                  (1,236)         (1,261)           (297)           (275)         (1,917)         (2,938)
Contract administration charges             (49,118)        (47,698)        (12,957)         (7,874)        (44,468)        (52,019)
Transfers among the sub-accounts
  and with the Fixed Account - net       (5,193,095)     (4,992,057)     (3,007,507)      6,576,099      (4,629,929)    (12,030,033)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             (8,351,349)     (6,599,571)     (1,950,577)      6,687,722      (8,503,901)    (17,478,041)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           438,189     (13,594,627)       (462,473)      8,754,181       4,497,565     (39,558,207)

NET ASSETS AT BEGINNING OF PERIOD        75,388,059      88,982,686      30,197,805      21,443,624      47,542,855      87,101,062
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  75,826,248   $  75,388,059   $  29,735,332   $  30,197,805   $  52,040,420   $  47,542,855
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             5,210,802       5,446,605       2,107,551       1,579,900       4,763,012       6,102,612
    Units issued                          1,600,413       1,754,350       1,732,945       1,641,881       1,112,673       1,430,537
    Units redeemed                       (1,889,160)     (1,990,153)     (1,759,244)     (1,114,230)     (1,689,479)     (2,770,137)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      4,922,055       5,210,802       2,081,252       2,107,551       4,186,206       4,763,012
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Janus Aspen Series
                                                     Janus Aspen Series Sub-Accounts                  (Service Shares) Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                                                                                           International Value
                                           Mid Cap Growth (c)               Worldwide Growth               (Service Shares) (d)
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (380,809)  $    (471,719)  $    (171,970)  $    (451,599)  $     (25,109)  $      (9,538)
Net realized gains (losses)              (6,380,851)    (18,862,333)     (6,530,827)    (14,615,784)         53,953        (145,720)
Change in unrealized gains (losses)      14,402,344       6,544,032      18,007,046     (11,121,490)        871,855        (218,218)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         7,640,684     (12,790,020)     11,304,249     (26,188,873)        900,699        (373,476)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,486,182       2,098,414       3,305,796       3,729,542       1,198,889         728,257
Benefit payments                           (195,996)       (324,837)       (493,529)       (794,084)              -         (16,696)
Payments on termination                  (2,942,439)     (4,552,017)     (7,607,728)     (9,894,257)       (213,751)       (132,036)
Loans - net                                  (1,116)         (1,578)         (2,512)         (4,158)              -              (8)
Contract administration charges             (34,828)        (39,459)        (48,943)        (60,926)         (1,100)           (745)
Transfers among the sub-accounts
  and with the Fixed Account - net       (2,563,600)     (6,535,766)     (7,633,409)    (13,772,241)       (455,551)      2,235,093
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             (3,251,797)     (9,355,243)    (12,480,325)    (20,796,124)        528,487       2,813,865
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         4,388,887     (22,145,263)     (1,176,076)    (46,984,997)      1,429,186       2,440,389

NET ASSETS AT BEGINNING OF PERIOD        25,068,885      47,214,148      60,043,348     107,028,345       2,448,252           7,863
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  29,457,772   $  25,068,885   $  58,867,272   $  60,043,348   $   3,877,438   $   2,448,252
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             2,706,488       3,416,664       5,370,097       6,817,127         309,314             735
    Units issued                          1,255,854       2,464,683       2,128,671       8,055,592       1,145,158         645,858
    Units redeemed                       (1,411,282)     (3,174,859)     (2,970,758)     (9,502,622)     (1,089,065)       (337,279)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      2,551,060       2,706,488       4,528,010       5,370,097         365,407         309,314
                                      =============   =============   =============   =============   =============   =============

(c) Previously known as Aggressive Growth

(d) Previously known as Global Value (Service Shares)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                           Janus Aspen Series
                                      (Service Shares) Sub-Accounts            Lazard Retirement Series, Inc. Sub-Accounts
                                      -----------------------------   -------------------------------------------------------------
                                                Worldwide
                                         Growth (Service Shares)             Emerging Markets             International Equity
                                      ------------------------------  -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (12,506)  $      (6,383)  $     (24,102)  $      (9,307)  $     (17,151)  $     (21,754)
Net realized gains (losses)                 (45,220)        (21,873)        (30,300)        (38,871)       (144,852)       (118,454)
Change in unrealized gains (losses)         493,845        (246,414)        823,393         (14,074)        520,968         (72,765)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           436,119        (274,670)        768,991         (62,252)        358,965        (212,973)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    617,538       1,338,519         759,900         409,266         281,345         392,755
Benefit payments                             (9,848)              -          (3,416)         (2,709)         (9,765)         (5,446)
Payments on termination                     (63,675)        (20,052)       (243,216)        (85,572)       (258,262)       (119,275)
Loans - net                                      (7)              -               -               -               -               -
Contract administration charges                (289)             (1)           (748)           (579)           (699)           (613)
Transfers among the sub-accounts
  and with the Fixed Account - net           74,243         194,183         556,530         234,251           2,204          78,421
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                617,962       1,512,649       1,069,050         554,657          14,823         345,842
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,054,081       1,237,979       1,838,041         492,405         373,788         132,869

NET ASSETS AT BEGINNING OF PERIOD         1,571,507         333,528       1,236,556         744,151       1,556,907       1,424,038
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,625,588   $   1,571,507   $   3,074,597   $   1,236,556   $   1,930,695   $   1,556,907
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               220,218          34,647         143,210          84,605         236,105         190,084
    Units issued                            172,618         260,781         155,465         135,567          86,531         120,704
    Units redeemed                          (96,554)        (75,210)        (64,489)        (76,962)        (91,387)        (74,683)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        296,282         220,218         234,186         143,210         231,249         236,105
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 LSA Variable Series Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                          LSA Aggressive Growth               LSA Balanced                   LSA Basic Value
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (17,255)  $      (4,453)  $      24,866   $     (24,355)  $    (144,498)  $     (42,043)
Net realized gains (losses)                   3,936         (16,929)       (109,717)       (307,759)        (18,888)       (238,649)
Change in unrealized gains (losses)         357,366         (83,844)      3,486,198      (1,060,899)      3,171,058        (589,976)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           344,047        (105,226)      3,401,347      (1,393,013)      3,007,672        (870,668)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    959,313         277,314       5,654,776       3,818,309       6,089,388       3,040,545
Benefit payments                             (7,088)              -         (56,000)        (34,592)        (31,646)         (7,307)
Payments on termination                     (70,943)        (21,768)       (916,173)       (500,399)       (501,775)        (97,211)
Loans - net                                     (32)              -            (284)           (167)              -             (46)
Contract administration charges                 (49)              -          (4,324)         (1,825)         (1,919)           (351)
Transfers among the sub-accounts
  and with the Fixed Account - net          562,791         152,926       3,967,672       2,438,681       3,896,915       2,810,107
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              1,443,992         408,472       8,645,667       5,720,007       9,450,963       5,745,737
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,788,039         303,246      12,047,014       4,326,994      12,458,635       4,875,069

NET ASSETS AT BEGINNING OF PERIOD           491,240         187,994       9,209,056       4,882,062       5,295,957         420,888
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,279,279   $     491,240   $  21,256,070   $   9,209,056   $  17,754,592   $   5,295,957
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                75,180          20,000       1,061,536         438,223         706,572          43,870
    Units issued                            190,588         120,845       1,317,923         939,935       1,491,111         950,433
    Units redeemed                          (19,848)        (65,665)       (448,566)       (316,622)       (408,909)       (287,731)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        245,920          75,180       1,930,893       1,061,536       1,788,774         706,572
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 LSA Variable Series Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                              LSA Blue Chip             LSA Capital Appreciation         LSA Capital Growth (e)
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (78,268)  $     (23,159)  $     (37,428)  $      (8,313)  $     (70,488)  $     (60,391)
Net realized gains (losses)                   4,368         (31,730)         28,231         (34,110)       (323,732)       (436,374)
Change in unrealized gains (losses)       1,300,943        (398,541)        595,750        (133,699)      1,497,203        (770,648)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         1,227,043        (453,430)        586,553        (176,122)      1,102,983      (1,267,413)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  3,332,790       1,643,922       1,546,795         761,983       1,507,332       1,722,424
Benefit payments                            (32,010)              -          (8,068)              -         (87,635)        (45,190)
Payments on termination                    (289,860)        (81,609)       (178,595)        (23,005)       (449,966)       (408,465)
Loans - net                                     (19)             (5)            (16)             (9)            (12)            (15)
Contract administration charges                (365)            (15)            (83)             (8)         (1,607)         (1,180)
Transfers among the sub-accounts
  and with the Fixed Account - net        2,761,608       1,373,683         958,938         442,688         149,885         690,163
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              5,772,144       2,935,976       2,318,971       1,181,649       1,117,997       1,957,737
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         6,999,187       2,482,546       2,905,524       1,005,527       2,220,980         690,324

NET ASSETS AT BEGINNING OF PERIOD         2,687,200         204,654       1,094,640          89,113       4,599,369       3,909,045
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   9,686,387   $   2,687,200   $   4,000,164   $   1,094,640   $   6,820,349   $   4,599,369
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               373,029          20,990         152,518           8,891         657,095         419,197
    Units issued                            799,213         404,317         395,166         169,379         429,539         493,443
    Units redeemed                         (116,942)        (52,278)       (124,934)        (25,752)       (287,281)       (255,545)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,055,300         373,029         422,750         152,518         799,353         657,095
                                      =============   =============   =============   =============   =============   =============

(e) Previously known as LSA Growth Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 LSA Variable Series Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                         LSA Disciplined Equity          LSA Diversified Mid Cap       LSA Emerging Growth Equity
                                      -----------------------------   -----------------------------   -----------------------------
                                        2003 (f)          2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (12,747)  $     (30,967)  $     (62,276)  $     (20,299)  $     (61,776)  $     (28,909)
Net realized gains (losses)              (1,031,590)       (242,706)          3,299         (50,861)       (248,107)       (398,878)
Change in unrealized gains (losses)       1,243,904        (803,073)      1,419,353        (319,449)      1,436,806        (727,420)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           199,567      (1,076,746)      1,360,376        (390,609)      1,126,923      (1,155,207)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    372,312       2,120,590       3,207,152       1,991,389       1,057,647         463,164
Benefit payments                            (14,869)        (36,451)              -            (728)         (3,462)         (4,471)
Payments on termination                     (85,232)       (180,423)       (393,002)        (66,466)       (405,510)       (135,227)
Loans - net                                     (19)            (13)            (31)             (7)           (139)           (149)
Contract administration charges                (340)           (929)           (525)            (74)         (2,427)           (851)
Transfers among the sub-accounts
  and with the Fixed Account - net       (4,828,369)        679,433       1,842,835       1,026,924       6,747,729         286,380
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             (4,556,517)      2,582,207       4,656,429       2,951,038       7,393,838         608,846
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        (4,356,950)      1,505,461       6,016,805       2,560,429       8,520,761        (546,361)

NET ASSETS AT BEGINNING OF PERIOD         4,356,950       2,851,489       2,797,278         236,849       1,848,027       2,394,388
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD            $          -   $   4,356,950   $   8,814,083   $   2,797,278   $  10,368,788   $   1,848,027
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               653,319         324,621         354,346          23,710         322,613         245,862
    Units issued                            190,231         478,519         688,155         429,920       1,346,283         220,773
    Units redeemed                         (843,550)       (149,821)       (184,874)        (99,284)       (549,697)       (144,022)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period              -         653,319         857,627         354,346       1,119,199         322,613
                                      =============   =============   =============   =============   =============   =============

(f) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth previously known as LSA Focused Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 LSA Variable Series Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                          LSA Equity Growth (g)             LSA Mid Cap Value               LSA Value Equity
                                      -----------------------------   -----------------------------   -----------------------------
                                        2003 (f)          2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (100,933)  $     (39,557)  $    (109,284)  $     (23,624)  $      38,957   $     (80,249)
Net realized gains (losses)                (289,252)       (369,755)        720,653        (106,849)       (262,485)       (275,949)
Change in unrealized gains (losses)       1,806,917        (617,844)      2,204,051        (164,916)      2,448,248      (1,157,467)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         1,416,732      (1,027,156)      2,815,420        (295,389)      2,224,720      (1,513,665)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,225,900         930,193       3,969,204       1,808,590       3,054,767       2,228,882
Benefit payments                            (22,329)        (14,101)        (14,422)        (37,085)        (45,679)         (5,128)
Payments on termination                    (683,564)       (167,367)       (624,044)       (120,277)       (557,403)       (372,137)
Loans - net                                    (183)           (165)           (145)            (24)            (36)            (21)
Contract administration charges              (1,617)           (558)         (2,283)           (638)         (2,229)         (1,558)
Transfers among the sub-accounts
  and with the Fixed Account - net        5,588,909        (251,544)      2,568,857       3,875,327       1,236,772       1,815,354
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              6,107,116         496,458       5,897,167       5,525,893       3,686,192       3,665,392
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         7,523,848        (530,698)      8,712,587       5,230,504       5,910,912       2,151,727

NET ASSETS AT BEGINNING OF PERIOD         2,511,616       3,042,314       5,354,192         123,688       6,520,490       4,368,763
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  10,035,464   $   2,511,616   $  14,066,779   $   5,354,192   $  12,431,402   $   6,520,490
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               393,625         336,022         605,189          11,604         745,503         372,934
    Units issued                          1,102,495         175,936         942,277         852,045         716,126         554,495
    Units redeemed                         (218,811)       (118,333)       (386,099)       (258,460)       (323,043)       (181,926)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,277,309         393,625       1,161,367         605,189       1,138,586         745,503
                                      =============   =============   =============   =============   =============   =============

(f) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth previously known as LSA Focused Equity

(g) Previously known as LSA Focused Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                MFS Variable Insurance Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                       MFS Emerging Growth Series      MFS Investors Trust Series       MFS New Discovery Series
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (78,338)  $     (91,590)  $     (47,646)  $     (48,155)  $    (132,752)  $    (123,231)
Net realized gains (losses)                (953,865)     (2,039,063)       (307,483)       (535,341)       (206,189)     (1,792,622)
Change in unrealized gains (losses)       2,348,006        (801,659)      1,459,068        (891,804)      2,831,113      (1,865,599)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         1,315,803      (2,932,312)      1,103,939      (1,475,300)      2,492,172      (3,781,452)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    968,522         733,586       1,056,774         661,549       3,349,317       2,144,130
Benefit payments                            (69,922)        (61,483)       (140,205)       (192,622)        (41,134)       (121,808)
Payments on termination                    (351,408)       (437,932)       (451,101)       (436,429)       (616,238)       (669,346)
Loans - net                                     (76)            (87)             (4)              -             (58)           (135)
Contract administration charges              (5,924)         (5,872)         (3,523)         (3,439)         (5,796)         (5,322)
Transfers among the sub-accounts
  and with the Fixed Account - net          218,386      (1,086,843)         76,123         (45,467)        537,514         308,143
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                759,578        (858,631)        538,064         (16,408)      3,223,605       1,655,662
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         2,075,381      (3,790,943)      1,642,003      (1,491,708)      5,715,777      (2,125,790)

NET ASSETS AT BEGINNING OF PERIOD         4,610,542       8,401,485       4,924,483       6,416,191       6,737,270       8,863,060
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   6,685,923   $   4,610,542   $   6,566,486   $   4,924,483   $  12,453,047   $   6,737,270
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               741,670         851,967         668,510         671,851         699,891         572,962
    Units issued                            363,970         211,785         456,434         233,265         653,994       1,130,671
    Units redeemed                         (203,622)       (322,082)       (369,286)       (236,606)       (227,280)     (1,003,742)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        902,018         741,670         755,658         668,510       1,126,605         699,891
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       MFS Variable Insurance Trust
                                                MFS Variable Insurance Trust Sub-Accounts              (Service Class) Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                                                                                           MFS New Discovery
                                           MFS Research Series           MFS Total Return Series         Series (Service Class)
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (29,495)  $     (49,731)  $      31,669   $      45,706   $     (38,848)  $     (13,307)
Net realized gains (losses)                (448,436)       (607,755)        (51,906)       (252,951)         18,642         (29,736)
Change in unrealized gains (losses)       1,281,713        (684,906)      3,048,627      (1,114,473)        721,912        (266,640)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           803,782      (1,342,392)      3,028,390      (1,321,718)        701,706        (309,683)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    328,441         385,894       4,634,911       4,937,857       1,112,555       1,029,128
Benefit payments                            (95,386)        (13,398)       (323,234)        (83,621)        (15,270)           (788)
Payments on termination                    (217,642)       (190,419)     (1,945,037)     (1,209,594)       (171,479)        (40,267)
Loans - net                                     (16)            (14)            (16)             (9)             (8)              -
Contract administration charges              (2,462)         (2,565)        (10,524)         (7,108)           (240)            (44)
Transfers among the sub-accounts
  and with the Fixed Account - net         (110,639)       (424,894)      6,273,176       2,017,891         917,381         717,145
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                (97,704)       (245,396)      8,629,276       5,655,416       1,842,939       1,705,174
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           706,078      (1,587,788)     11,657,666       4,333,698       2,544,645       1,395,491

NET ASSETS AT BEGINNING OF PERIOD         3,589,682       5,177,470      16,502,433      12,168,735       1,592,876         197,385
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   4,295,760   $   3,589,682   $  28,160,099   $  16,502,433   $   4,137,521   $   1,592,876
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               503,749         535,639       1,474,824       1,003,996         225,737          19,088
    Units issued                            154,253         130,439       1,150,875       1,260,822         312,842         230,672
    Units redeemed                         (160,860)       (162,329)       (418,232)       (789,994)        (99,137)        (24,023)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        497,142         503,749       2,207,467       1,474,824         439,442         225,737
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Oppenheimer Variable Account           Panorama Series
                                      MFS Variable Insurance Trust        Funds (Service Class             Fund, Inc. (Service
                                      (Service Class) Sub-Accounts        ("SC")) Sub-Account           Class ("SC")) Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------
                                             MFS Utilities               Oppenheimer Main Street               Oppenheimer
                                         Series (Service Class)           Small Cap Growth (SC)         International Growth (SC)
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $       4,691   $      (1,428)  $    (135,061)  $     (27,343)  $      (3,940)  $      (4,913)
Net realized gains (losses)                  42,525         (34,430)        384,934        (114,870)          5,264          79,143
Change in unrealized gains (losses)         388,451         (27,432)      3,160,501        (330,800)        306,778        (104,385)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           435,667         (63,290)      3,410,374        (473,013)        308,102         (30,155)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    760,491         325,289       5,210,005       2,303,174         183,943         345,041
Benefit payments                             (1,393)              -         (35,310)         (7,325)        (10,429)              -
Payments on termination                    (111,241)        (54,601)     (1,058,485)        (52,011)        (69,336)         (3,538)
Loans - net                                     (10)              -              (4)              -             (22)              -
Contract administration charges                (296)              -          (2,063)           (160)           (101)             (8)
Transfers among the sub-accounts
  and with the Fixed Account - net          539,770         131,212       5,214,751       2,533,652         701,301         167,582
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              1,187,321         401,900       9,328,894       4,777,330         805,356         509,077
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,622,988         338,610      12,739,268       4,304,317       1,113,458         478,922

NET ASSETS AT BEGINNING OF PERIOD           766,474         427,864       4,398,189          93,872         499,846          20,924
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,389,462   $     766,474   $  17,137,457   $   4,398,189   $   1,613,304   $     499,846
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               107,954          47,797         544,026           9,118          73,493           2,299
    Units issued                            208,111         155,609       1,803,589       2,552,912         161,112       1,654,375
    Units redeemed                          (77,958)        (95,452)       (839,106)     (2,018,004)        (71,007)     (1,583,181)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        238,107         107,954       1,508,509         544,026         163,598          73,493
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                         PIMCO Advisors Variable Insurance Trust Sub-Accounts (h)
                                      ---------------------------------------------------------------------------------------------
                                            OpCap Equity (i)               OpCap Small Cap (j)       PEA Science and Technology (k)
                                      -----------------------------   -----------------------------  ------------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------  --------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (11,505)  $     (19,437)  $    (117,818)  $     (56,655)  $     (88,043)  $     (12,252)
Net realized gains (losses)                 (57,470)        (85,744)        (31,083)        (25,135)        445,956         (44,539)
Change in unrealized gains (losses)         911,639        (547,450)      3,085,834      (1,223,463)      1,804,001        (279,633)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           842,664        (652,631)      2,936,933      (1,305,253)      2,161,914        (336,424)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    774,621         972,375       4,205,034       2,117,291       2,369,092         505,550
Benefit payments                            (17,289)              -         (32,738)        (15,255)        (22,406)         (1,524)
Payments on termination                    (200,898)       (159,010)       (524,729)       (218,209)       (298,166)        (54,250)
Loans - net                                     (87)           (116)            (80)             (6)            (23)             (4)
Contract administration charges              (1,130)           (832)         (2,528)         (1,663)         (3,290)           (720)
Transfers among the sub-accounts
  and with the Fixed Account - net          758,086         185,309       4,773,116       2,412,796       9,359,544         383,908
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              1,313,303         997,726       8,418,075       4,294,954      11,404,751         832,960
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         2,155,967         345,095      11,355,008       2,989,701      13,566,665         496,536

NET ASSETS AT BEGINNING OF PERIOD         2,537,702       2,192,607       4,950,828       1,961,127         793,133         296,597
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   4,693,669   $   2,537,702   $  16,305,836   $   4,950,828   $  14,359,798   $     793,133
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               310,979         208,152         522,443         122,684         296,245          76,919
    Units issued                            197,204         195,621       1,416,157         650,834       3,218,107         529,913
    Units redeemed                          (54,276)        (92,794)       (613,016)       (251,075)     (1,050,544)       (310,587)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        453,907         310,979       1,325,584         522,443       2,463,808         296,245
                                      =============   =============   =============   =============   =============   =============

(h) Previously known as OCC Accumulation Trust

(i) Previously known as OCC Equity

(j) Previously known as OCC Small Cap

(k) Previously known as OCC Science and Technology

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                                       PIMCO Variable Insurance Trust Sub-Accounts
                                      -----------------------------------------------------------------------------
                                                                                                          PIMCO
                                               Foreign Bond                   Money Market             Real Return
                                      -----------------------------   -----------------------------   -------------
                                          2003            2002            2003            2002          2003 (a)
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     120,648   $      40,994   $    (213,768)  $     (18,536)  $      (3,016)
Net realized gains (losses)                  15,583          25,020               -               -          23,688
Change in unrealized gains (losses)        (258,136)         81,501               -               -           6,097
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                          (121,905)        147,515        (213,768)        (18,536)         26,769
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  3,705,063       1,298,237      13,796,213      15,964,598         439,316
Benefit payments                            (11,603)        (22,991)       (355,209)        (80,364)              -
Payments on termination                  (1,619,259)       (115,449)     (4,009,117)     (5,525,703)        (15,752)
Loans - net                                    (233)              -            (749)           (107)              -
Contract administration charges              (2,701)           (322)         (5,150)         (2,048)              -
Transfers among the sub-accounts
  and with the Fixed Account - net        8,348,375       2,176,049      (8,415,203)      2,648,920         811,439
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             10,419,642       3,335,524       1,010,785      13,005,296       1,235,003
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        10,297,737       3,483,039         797,017      12,986,760       1,261,772

NET ASSETS AT BEGINNING OF PERIOD         4,132,587         649,548      25,842,377      12,855,617               -
                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  14,430,324   $   4,132,587   $  26,639,394   $  25,842,377   $   1,261,772
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               368,246          56,148       2,446,399       1,195,588               -
    Units issued                          1,475,654         448,437       2,831,233       4,712,292         132,738
    Units redeemed                         (543,892)       (136,339)     (2,716,922)     (3,461,481)        (12,134)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,300,008         368,246       2,560,710       2,446,399         120,604
                                      =============   =============   =============   =============   =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Putnam Variable
                                               PIMCO Variable Insurance Trust Sub-Accounts                 Trust Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                           PIMCO Total Return         StocksPLUS Growth and Income            VT High Yield
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     861,688   $     521,621   $      43,440   $      48,448   $     197,553   $      27,557
Net realized gains (losses)                 883,352         525,783        (222,154)       (265,652)         32,194          (8,298)
Change in unrealized gains (losses)         140,764         681,976       1,431,005        (534,266)        557,825         (17,159)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         1,885,804       1,729,380       1,252,291        (751,470)        787,572           2,100
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 23,409,649      12,926,286       2,200,822         839,797       2,354,809         844,347
Benefit payments                           (348,273)        (86,606)        (14,170)        (41,660)         (7,579)           (985)
Payments on termination                  (7,420,656)     (1,739,974)       (383,657)       (310,823)       (196,545)        (44,236)
Loans - net                                    (807)           (348)            (97)           (124)            (29)             (7)
Contract administration charges             (16,787)         (4,655)         (1,763)         (1,322)           (205)              -
Transfers among the sub-accounts
  and with the Fixed Account - net       15,972,544      25,219,087         382,693       1,240,805       1,914,818         720,623
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             31,595,670      36,313,790       2,183,828       1,726,673       4,065,269       1,519,742
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        33,481,474      38,043,170       3,436,119         975,203       4,852,841       1,521,842

NET ASSETS AT BEGINNING OF PERIOD        44,468,190       6,425,020       3,544,425       2,569,222       1,649,206         127,364
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  77,949,664   $  44,468,190   $   6,980,544   $   3,544,425   $   6,502,047   $   1,649,206
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             3,913,128         553,457         497,508         283,630         171,022          12,891
    Units issued                          5,800,080       4,366,446         542,440         397,485         469,554         183,979
    Units redeemed                       (3,046,166)     (1,006,775)       (276,762)       (183,607)        (98,162)        (25,848)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      6,667,042       3,913,128         763,186         497,508         542,414         171,022
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable
                                           Trust Sub-Accounts               Rydex Variable Trust Sub-Accounts
                                      -----------------------------   ---------------------------------------------
                                            VT International                                              Rydex
                                            Growth and Income                   Rydex OTC            Sector Rotation
                                      -----------------------------   -----------------------------  ---------------
                                          2003            2002            2003            2002          2003 (a)
                                      -------------   -------------   -------------   -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (12,308)  $      (7,787)  $     (28,806)  $     (10,021)  $        (250)
Net realized gains (losses)                 312,524          45,161          22,169         (83,932)          1,643
Change in unrealized gains (losses)         756,599         (67,930)        647,374        (216,160)          3,948
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         1,056,815         (30,556)        640,737        (310,113)          5,341
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    891,383         375,809         671,276         702,883          94,628
Benefit payments                                  -          (7,034)         (9,147)         (1,588)              -
Payments on termination                    (191,831)        (15,683)        (75,194)        (11,061)              -
Loans - net                                      (1)              -               -               -               -
Contract administration charges                (712)            (85)           (454)            (77)              -
Transfers among the sub-accounts
  and with the Fixed Account - net          826,970       1,025,424         885,626         427,917            (828)
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              1,525,809       1,378,431       1,472,107       1,118,074          93,800
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         2,582,624       1,347,875       2,112,844         807,961          99,141

NET ASSETS AT BEGINNING OF PERIOD         1,374,460          26,585       1,008,017         200,056               -
                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   3,957,084   $   1,374,460   $   3,120,861   $   1,008,017   $      99,141
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               168,883           2,816         235,724          29,374               -
    Units issued                          4,100,585       2,005,433         386,035         263,410          11,397
    Units redeemed                       (3,910,847)     (1,839,366)        (93,132)        (57,060)         (3,428)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        358,621         168,883         528,627         235,724           7,969
                                      =============   =============   =============   =============   =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                        Salomon Brothers Variable           Scudder Variable Insurance Trust
                                        Series Funds Sub-Account                 (Class B) Sub-Accounts
                                      -----------------------------   ---------------------------------------------
                                                                          EAFE           Equity         Small Cap
                                                                      Equity Index      500 Index         Index
                                               All Cap (l)              (Class B)       (Class B)       (Class B)
                                      -----------------------------   -------------   -------------   -------------
                                          2003            2002           2003 (a)        2003 (a)        2003 (a)
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (89,352)  $     (54,045)  $        (151)  $      (5,188)  $      (1,854)
Net realized gains (losses)                (225,780)       (296,583)          2,279          13,042           2,859
Change in unrealized gains (losses)       2,761,550      (1,465,984)          3,425          95,292          38,841
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         2,446,418      (1,816,612)          5,553         103,146          39,846
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,919,199       2,272,749          11,900         535,344         158,369
Benefit payments                            (67,393)         (3,183)              -               -               -
Payments on termination                    (876,327)       (363,653)              -          (6,347)           (947)
Loans - net                                     (14)            (17)              -               -               -
Contract administration charges              (2,456)         (1,823)              -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net        1,159,379         876,260          20,457         700,862         555,860
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              2,132,388       2,780,333          32,357       1,229,859         713,282
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         4,578,806         963,721          37,910       1,333,005         753,128

NET ASSETS AT BEGINNING OF PERIOD         6,170,439       5,206,718               -               -               -
                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  10,749,245   $   6,170,439   $      37,910   $   1,333,005   $     753,128
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               672,516         387,048               -               -               -
    Units issued                            430,798         456,906           8,182         134,342          58,909
    Units redeemed                         (242,033)       (171,438)         (5,301)        (24,184)         (4,509)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        861,281         672,516           2,881         110,158          54,400
                                      =============   =============   =============   =============   =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(l) Previously known as Capital

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Scudder Variable Series I Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                Balanced                          Bond                      Global Discovery
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     183,957   $     333,351   $     599,697   $     840,723   $     (63,850)  $     (45,273)
Net realized gains (losses)                (918,135)     (1,832,394)        182,933          (4,121)       (114,342)       (733,995)
Change in unrealized gains (losses)       3,506,506      (2,363,559)        (21,542)        340,637       2,038,681           5,150
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         2,772,328      (3,862,602)        761,088       1,177,239       1,860,489        (774,118)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,727,406       1,729,826       4,735,909       3,723,965       1,370,700         546,596
Benefit payments                           (150,074)       (354,602)        (71,597)       (165,616)        (55,468)        (51,950)
Payments on termination                  (2,612,895)     (2,735,753)     (3,603,296)     (3,077,382)       (268,184)       (161,444)
Loans - net                                    (277)           (223)            (81)           (200)             (7)              -
Contract administration charges             (10,999)        (11,229)         (9,441)         (6,610)         (2,503)         (1,663)
Transfers among the sub-accounts
  and with the Fixed Account - net           99,065      (2,387,778)     (1,425,518)         37,650       1,499,888         226,854
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (947,774)     (3,759,759)       (374,024)        511,807       2,544,426         558,393
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,824,554      (7,622,361)        387,064       1,689,046       4,404,915        (215,725)

NET ASSETS AT BEGINNING OF PERIOD        17,978,968      25,601,329      20,534,152      18,845,106       3,268,336       3,484,061
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  19,803,522   $  17,978,968   $  20,921,216   $  20,534,152   $   7,673,251   $   3,268,336
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             1,493,378       1,762,083       1,611,787       1,558,850         368,759         298,124
    Units issued                            464,559         488,457       1,015,742       1,239,373         561,594         690,669
    Units redeemed                         (458,879)       (757,162)     (1,016,044)     (1,186,436)       (289,682)       (620,034)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,499,058       1,493,378       1,611,485       1,611,787         640,671         368,759
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                          STI Classic Variable
                                                 Scudder Variable Series I Sub-Accounts                    Trust Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                            Growth and Income                 International             STI Capital Appreciation
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (12,022)  $     (11,703)  $     (14,012)  $     (36,548)  $     (21,165)  $     (15,303)
Net realized gains (losses)                (171,970)       (376,102)         92,475       1,040,219         (55,694)        (41,505)
Change in unrealized gains (losses)         874,045        (514,834)        731,852        (124,045)        312,312        (240,734)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           690,053        (902,639)        810,315         879,626         235,453        (297,542)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    805,647         624,154         806,230         303,555         396,537         841,438
Benefit payments                            (79,052)        (23,571)        (32,868)         (2,824)        (44,020)        (26,240)
Payments on termination                    (428,207)       (430,601)       (271,409)       (303,309)        (72,064)        (75,835)
Loans - net                                     (32)            (36)              -               -               -               -
Contract administration charges              (1,778)         (1,387)         (1,039)           (866)         (1,128)           (410)
Transfers among the sub-accounts
  and with the Fixed Account - net          168,102          40,190         238,388      (2,654,704)        137,047          27,426
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                464,680         208,749         739,302      (2,658,148)        416,372         766,379
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,154,733        (693,890)      1,549,617      (1,778,522)        651,825         468,837

NET ASSETS AT BEGINNING OF PERIOD         2,703,767       3,397,657       1,894,557       3,673,079       1,219,482         750,645
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   3,858,500   $   2,703,767   $   3,444,174   $   1,894,557   $   1,871,307   $   1,219,482
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               387,744         367,713         295,742         446,952         168,012          79,016
    Units issued                            203,793         191,003       2,608,867      32,777,372         138,347         160,027
    Units redeemed                         (142,562)       (170,972)     (2,445,764)    (32,928,582)        (83,854)        (71,031)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        448,975         387,744         458,845         295,742         222,505         168,012
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Strong Opportunity
                                                 STI Classic Variable Trust Sub-Accounts                Fund II, Inc. Sub-Account
                                      -------------------------------------------------------------   -----------------------------
                                        STI International Equity         STI Value Income Stock            Opportunity Fund II
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $        (749)  $     (12,257)  $         113   $      (1,652)  $    (193,485)  $    (141,158)
Net realized gains (losses)                 (37,161)         23,962        (101,934)       (273,608)       (776,189)     (2,364,471)
Change in unrealized gains (losses)          54,256          14,176         398,645        (230,121)      5,187,989      (2,471,445)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            16,346          25,881         296,824        (505,381)      4,218,315      (4,977,074)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      2,984          48,900         305,194         421,241       2,639,703       3,378,732
Benefit payments                                  -          (3,638)         (5,645)         (8,872)        (90,279)       (109,326)
Payments on termination                     (30,347)        (95,096)       (130,441)       (226,735)       (828,089)       (853,780)
Loans - net                                       -               -               -              (1)            (23)            (60)
Contract administration charges                (162)         (1,098)         (1,272)         (1,006)         (8,436)         (7,332)
Transfers among the sub-accounts
  and with the Fixed Account - net         (124,051)       (790,316)       (472,041)     (1,270,903)     (1,045,368)      2,355,898
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (151,576)       (841,248)       (304,205)     (1,086,276)        667,508       4,764,132
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          (135,230)       (815,367)         (7,381)     (1,591,657)      4,885,823        (212,942)

NET ASSETS AT BEGINNING OF PERIOD           225,730       1,041,097       1,864,154       3,455,811      11,659,573      11,872,515
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $      90,500   $     225,730   $   1,856,773   $   1,864,154   $  16,545,396   $  11,659,573
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                34,461         127,676         241,196         371,924       1,225,079         863,645
    Units issued                            290,297       2,305,290          94,073         309,080       1,090,868       1,862,973
    Units redeemed                         (314,507)     (2,398,505)       (143,735)       (439,808)       (964,949)     (1,501,539)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         10,251          34,461         191,534         241,196       1,350,998       1,225,079
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                                Strong Variable Insurance                 T. Rowe Price Equity
                                                Funds, Inc. Sub-Accounts                Series, Inc. Sub-Accounts
                                      ---------------------------------------------   -----------------------------
                                        Discovery
                                         Fund II         Mid Cap Growth Fund II        T. Rowe Price Equity Income
                                      -------------   -----------------------------   -----------------------------
                                        2002 (n)          2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (5,738)  $     (96,596)  $     (89,483)  $      64,988   $      47,462
Net realized gains (losses)                (119,737)       (589,005)     (2,678,971)       (409,326)     (1,313,001)
Change in unrealized gains (losses)         149,806       2,378,309        (516,790)      4,886,629      (2,345,325)
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            24,331       1,692,708      (3,285,244)      4,542,291      (3,610,864)
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     14,070       1,135,422         644,377       5,754,360       4,995,425
Benefit payments                             (9,097)        (50,624)        (66,137)       (323,103)        (92,895)
Payments on termination                     (25,772)       (407,552)       (346,543)     (1,437,857)     (1,613,348)
Loans - net                                       -             (28)            (99)            (85)            (76)
Contract administration charges                (388)         (5,408)         (5,591)        (10,153)         (9,082)
Transfers among the sub-accounts
  and with the Fixed Account - net       (1,271,699)        460,330        (662,280)      3,015,622       1,114,616
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             (1,292,886)      1,132,140        (436,273)      6,998,784       4,394,640
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        (1,268,555)      2,824,848      (3,721,517)     11,541,075         783,776

NET ASSETS AT BEGINNING OF PERIOD         1,268,555       4,578,343       8,299,860      16,769,953      15,986,177
                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD          $            -   $   7,403,191   $   4,578,343   $  28,311,028   $  16,769,953
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               107,137         723,121         759,712       1,608,602       1,302,771
    Units issued                             53,989       1,281,173       1,346,145       1,190,989       1,738,833
    Units redeemed                         (161,126)     (1,038,775)     (1,382,736)       (583,463)     (1,433,002)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period              -         965,519         723,121       2,216,128       1,608,602
                                      =============   =============   =============   =============   =============

(n) For the period beginning January 1, 2002 and ended May 16, 2002

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       T. Rowe Price International
                                             T. Rowe Price Equity Series, Inc. Sub-Accounts              Series, Inc. Sub-Account
                                      -------------------------------------------------------------   -----------------------------
                                                                             T. Rowe Price                    T. Rowe Price
                                      T. Rowe Price Mid-Cap Growth         New America Growth              International Stock
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (256,345)  $    (192,027)  $     (33,217)  $     (21,679)  $         225   $     (52,504)
Net realized gains (losses)                  15,638      (1,299,541)       (376,556)       (276,734)       (127,425)      1,053,441
Change in unrealized gains (losses)       5,867,898      (2,482,986)        941,472        (309,224)        955,130         (88,470)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         5,627,191      (3,974,554)        531,699        (607,637)        827,930         912,467
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  5,649,809       3,323,173         858,082         205,353       1,095,721         429,462
Benefit payments                            (76,682)        (59,008)        (12,688)         (1,852)        (59,978)              -
Payments on termination                  (1,246,141)     (1,001,296)       (274,699)       (152,681)       (365,854)       (323,754)
Loans - net                                     (20)            (77)            (14)            (20)            (21)            (17)
Contract administration charges              (9,049)         (6,791)         (1,532)           (886)         (1,609)         (1,365)
Transfers among the sub-accounts
  and with the Fixed Account - net        4,708,107       3,718,346        (363,764)      1,540,740         669,834      (3,422,500)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              9,026,024       5,974,347         205,385       1,590,654       1,338,093      (3,318,174)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        14,653,215       1,999,793         737,084         983,017       2,166,023      (2,405,707)

NET ASSETS AT BEGINNING OF PERIOD        12,237,729      10,237,936       2,660,877       1,677,860       2,549,440       4,955,147
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  26,890,944   $  12,237,729   $   3,397,961   $   2,660,877   $   4,715,463   $   2,549,440
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             1,180,752         733,837         409,524         177,917         375,829         573,698
    Units issued                          1,565,458       2,099,171         760,148       1,722,323       3,121,223      35,648,713
    Units redeemed                         (751,826)     (1,652,256)       (771,211)     (1,490,716)     (2,933,975)    (35,846,582)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,994,384       1,180,752         398,461         409,524         563,077         375,829
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                          The Universal Institutional Funds, Inc. Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                               Van Kampen                     Van Kampen
                                        Van Kampen UIF High Yield          UIF Mid Cap Core (m)            UIF Mid Cap Growth
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (52,357)  $     202,242   $     (69,865)  $     (60,408)  $     (53,782)  $     (42,741)
Net realized gains (losses)                 (60,583)       (137,709)       (163,579)       (274,569)       (240,551)       (377,009)
Change in unrealized gains (losses)         831,158        (197,126)      1,863,150      (1,169,543)      1,497,635        (765,253)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           718,218        (132,593)      1,629,706      (1,504,520)      1,203,302      (1,185,003)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,587,504       1,003,702         639,105       1,596,757       1,001,509         878,841
Benefit payments                            (15,813)           (228)        (24,134)        (40,743)        (14,158)         (5,023)
Payments on termination                    (409,948)       (125,026)       (313,298)       (288,765)       (353,250)       (218,394)
Loans - net                                       -               -               -               -               -               -
Contract administration charges                (624)           (200)         (2,119)         (1,421)         (1,526)         (1,144)
Transfers among the sub-accounts
  and with the Fixed Account - net        1,390,311         178,382         261,473         694,900         972,506         176,831
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              2,551,430       1,056,630         561,027       1,960,728       1,605,081         831,111
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         3,269,648         924,037       2,190,733         456,208       2,808,383        (353,892)

NET ASSETS AT BEGINNING OF PERIOD         2,361,354       1,437,317       4,036,798       3,580,590       2,605,325       2,959,217
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   5,631,002   $   2,361,354   $   6,227,531   $   4,036,798   $   5,413,708   $   2,605,325
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               292,033         166,138         453,307         285,184         437,507         337,215
    Units issued                            417,675         227,949         153,727         303,390         321,111         217,338
    Units redeemed                         (151,133)       (102,054)       (105,478)       (135,267)       (107,708)       (117,046)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        558,575         292,033         501,556         453,307         650,910         437,507
                                      =============   =============   =============   =============   =============   =============

(m) Previously known as Van Kampen UIF Mid Cap Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------

                                      The Universal
                                      Institutional
                                       Funds, Inc.
                                       (Class II)      Van Kampen Life Investment
                                       Sub-Account    Trust (Class II) Sub-Account
                                      -------------   -----------------------------
                                       Van Kampen
                                      UIF U.S. Real
                                         Estate                LIT Growth
                                       (Class II)         and Income (Class II)
                                      -------------   -----------------------------
                                        2003 (a)          2003            2002
                                      -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (2,369)  $     (92,724)  $     (25,855)
Net realized gains (losses)                   4,362          16,854         (76,243)
Change in unrealized gains (losses)          40,277       2,613,760        (255,871)
                                      -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            42,270       2,537,890        (357,969)
                                      -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    263,483       5,711,496       2,718,445
Benefit payments                                  -         (37,628)        (31,729)
Payments on termination                      (2,549)       (732,849)       (207,259)
Loans - net                                       -             (28)              -
Contract administration charges                   -          (1,521)           (156)
Transfers among the sub-accounts
  and with the Fixed Account - net          568,031       5,567,332       2,454,704
                                      -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                828,965      10,506,802       4,934,005
                                      -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           871,235      13,044,692       4,576,036

NET ASSETS AT BEGINNING OF PERIOD                 -       4,772,507         196,471
                                      -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $     871,235   $  17,817,199   $   4,772,507
                                      =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                     -         588,415          20,395
    Units issued                             79,976       1,395,061         688,124
    Units redeemed                          (11,671)       (240,389)       (120,104)
                                      -------------   -------------   -------------
  Units outstanding at end of period         68,305       1,743,087         588,415
                                      =============   =============   =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Lincoln Benefit sells five variable annuity contracts, Investor's Select, Consultant I, Consultant II, Premier Planner and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. After December 31, 2003, Investor's Select accepts deposits from existing contractholders, but is not available to new investors. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS                         J.P. MORGAN SERIES TRUST II
       AIM V.I. Dent Demographics                             Small Company
     THE ALGER AMERICAN FUND                              JANUS ASPEN SERIES
       Growth                                                 Balanced
       Income & Growth                                        Flexible Income
       Leveraged AllCap                                       Growth
       MidCap Growth                                          Mid Cap Growth (Previously known as
       Small Capitalization                                     Aggressive Growth)
     THE ALGER AMERICAN FUND (SERIES - S)                     Worldwide Growth
       Growth (Series - S)                                JANUS ASPEN SERIES (SERVICE SHARES)
     FEDERATED INSURANCE SERIES                               International Value (Service Shares)
       Federated Capital Income Fund II (Previously             (Previously known as Global Value (Service
          known as Federated Utility Fund II)                   Shares))
       Federated Fund for U.S. Government Securities II       Worldwide Growth (Service Shares)
       Federated High Income Bond Fund II                 LAZARD RETIREMENT SERIES, INC.
     FIDELITY VARIABLE INSURANCE PRODUCTS FUND                Emerging Markets
       VIP Asset Manager                                      International Equity
       VIP Contrafund                                     LSA VARIABLE SERIES TRUST
       VIP Equity-Income                                      LSA Aggressive Growth
       VIP Growth                                             LSA Balanced
       VIP Index 500                                          LSA Basic Value
       VIP Money Market                                       LSA Blue Chip
       VIP Overseas                                           LSA Capital Appreciation
     FIDELITY VARIABLE INSURANCE PRODUCTS FUND                LSA Capital Growth (Previously known as LSA
      (SERVICE CLASS 2)                                         Growth Equity)
       VIP Equity-Income (Service Class 2)                    LSA Disciplined Equity (Merged on April 30,
       VIP Growth (Service Class 2)                             2003 into LSA Equity Growth previously
       VIP Investment Grade Bond (Service Class 2)              known as LSA Focused Equity)
       VIP Overseas (Service Class 2)                         LSA Diversified Mid Cap
     GOLDMAN SACHS VARIABLE INSURANCE TRUST                   LSA Emerging Growth Equity
       VIT CORE Small Cap Equity                              LSA Equity Growth (Previously known as LSA
       VIT International Equity                                 Focused Equity)
                                                              LSA Mid Cap Value
                                                              LSA Value Equity

--------------------------------------------------------------------------------

     MFS VARIABLE INSURANCE TRUST                         SCUDDER VARIABLE INSURANCE TRUST (CLASS B)
       MFS Emerging Growth Series                             EAFE Equity Index (Class B)
       MFS Investors Trust Series                             Equity 500 Index (Class B)
       MFS New Discovery Series                               Small Cap Index (Class B)
       MFS Research Series                                SCUDDER VARIABLE SERIES I
       MFS Total Return Series                                Balanced
     MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)             Bond
       MFS New Discovery Series (Service Class)               Global Discovery
       MFS Utilities Series (Service Class)                   Growth and Income
     OPPENHEIMER VARIABLE ACCOUNT                             International
      FUNDS (SERVICE CLASS ("SC"))                        STI CLASSIC VARIABLE TRUST
       Oppenheimer Main Street Small Cap Growth (SC)          STI Capital Appreciation
     PANORAMA SERIES FUND, INC. (SERVICE                      STI International Equity
      CLASS ("SC"))                                           STI Value Income Stock
       Oppenheimer International Growth (SC)              STRONG OPPORTUNITY FUND II, INC.
     PIMCO ADVISORS VARIABLE INSURANCE TRUST                  Opportunity Fund II
      (PREVIOUSLY KNOWN AS OCC ACCUMULATION TRUST)        STRONG VARIABLE INSURANCE FUNDS, INC
       OpCap Equity (Previously known as OCC Equity)          Discovery Fund II (Closed May 16, 2002)
       OpCap Small Cap (Previously known as OCC               Mid Cap Growth Fund II
         Small Cap)                                       T. ROWE PRICE EQUITY SERIES, INC.
       PEA Science and Technology (Previously known           T. Rowe Price Equity Income
         as OCC Science and Technology)                       T. Rowe Price Mid-Cap Growth
     PIMCO VARIABLE INSURANCE TRUST                           T. Rowe Price New America Growth
       Foreign Bond                                       T. ROWE PRICE INTERNATIONAL SERIES, INC.
       Money Market                                           T. Rowe Price International Stock
       PIMCO Real Return                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
       PIMCO Total Return                                     Van Kampen UIF High Yield
       StocksPLUS Growth and Income                           Van Kampen UIF Mid Cap Core (Previously
     PUTNAM VARIABLE TRUST                                      known as Van Kampen UIF Mid Cap Value)
       VT High Yield                                          Van Kampen UIF Mid Cap Growth
       VT International Growth and Income                 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     RYDEX VARIABLE TRUST                                   (CLASS II)
       Rydex OTC                                              Van Kampen UIF U.S. Real Estate (Class II)
       Rydex Sector Rotation                              VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
     SALOMON BROTHERS VARIABLE SERIES FUNDS                   LIT Growth and Income (Class II)
       All Cap (Previously known as Capital)

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the general account of Lincoln Benefit.

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

--------------------------------------------------------------------------------

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     Lincoln Benefit provides insurance and administrative services to the contractholders for a fee. Lincoln Benefit also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Lincoln Benefit has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate, pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.80% to 1.05%.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub account is required to satisfy the diversification requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Lincoln Benefit.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.05% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits provided in the contract and the cost of administering

--------------------------------------------------------------------------------

     the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT ADMINISTRATION CHARGE - Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. The contract administration charge is recognized as redemption of units.

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8% in the early years of the Contract and declines to 0% after a specified period depending upon the Contract. These amounts are included in payments on terminations but are remitted to Lincoln Benefit.

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2003 were as follows:

                                                                                      Purchases
                                                                                    -------------
Investments in the AIM Variable Insurance Funds Sub-Account:
      AIM V. I. Dent Demographics                                                   $     517,292

Investments in The Alger American Fund Sub-Accounts:
      Growth                                                                            7,370,604
      Income & Growth                                                                  10,142,248
      Leveraged AllCap                                                                 15,100,901
      MidCap Growth                                                                    14,176,002
      Small Capitalization                                                             11,044,686

Investments in The Alger American Fund (Series - S) Sub-Account:
      Growth (Series - S) (a)                                                           1,720,527

Investments in the Federated Insurance Series Sub-Accounts:
      Federated Capital Income Fund II (b)                                              2,419,203
      Federated Fund for U.S. Government Securities II                                 24,696,925
      Federated High Income Bond Fund II                                               44,897,145

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
      VIP Asset Manager                                                                 4,280,261
      VIP Contrafund                                                                   16,398,762
      VIP Equity-Income                                                                14,827,123
      VIP Growth                                                                       10,277,723
      VIP Index 500                                                                    25,192,345
      VIP Money Market                                                                176,411,813
      VIP Overseas                                                                     25,024,665

Investments in the Fidelity Variable Insurance Products Fund
  (Service Class 2) Sub-Accounts:
      VIP Equity-Income (Service Class 2)                                               3,829,804
      VIP Growth (Service Class 2) (a)                                                  3,670,996
      VIP Investment Grade Bond (Service Class 2)                                      15,306,694
      VIP Overseas (Service Class 2)                                                    1,366,186

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
      VIT CORE Small Cap Equity                                                         2,687,419
      VIT International Equity                                                            992,377

Investments in the J.P. Morgan Series Trust II Sub-Account:
      Small Company                                                                     1,121,027

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(b) Previously known as Federated Utility Fund II

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                    -------------
Investments in the Janus Aspen Series Sub-Accounts:
      Balanced                                                                      $  10,589,194
      Flexible Income                                                                  17,801,284
      Growth                                                                            5,176,665
      Mid Cap Growth (c)                                                                6,398,080
      Worldwide Growth                                                                  6,597,547

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
      International Value (Service Shares) (d)                                          6,486,356
      Worldwide Growth (Service Shares)                                                 1,287,008

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
      Emerging Markets                                                                  1,499,639
      International Equity                                                                479,956

Investments in the LSA Variable Series Trust Sub-Accounts:
      LSA Aggressive Growth                                                             1,579,079
      LSA Balanced                                                                     11,849,186
      LSA Basic Value                                                                  11,381,532
      LSA Blue Chip                                                                     6,309,774
      LSA Capital Appreciation                                                          3,190,125
      LSA Capital Growth (e)                                                            2,909,885
      LSA Disciplined Equity (f)                                                        1,018,555
      LSA Diversified Mid Cap                                                           5,894,223
      LSA Emerging Growth Equity                                                       10,368,876
      LSA Equity Growth (f) (g)                                                         7,385,956
      LSA Mid Cap Value                                                                 8,874,625
      LSA Value Equity                                                                  6,233,859

Investments in the MFS Variable Insurance Trust Sub-Accounts:
      MFS Emerging Growth Series                                                        1,972,220
      MFS Investors Trust Series                                                        2,784,154
      MFS New Discovery Series                                                          4,541,171
      MFS Research Series                                                                 841,918
      MFS Total Return Series                                                          11,418,719

(c) Previously known as Aggressive Growth

(d) Previously known as Global Value (Service Shares)

(e) Previously known as LSA Growth Equity

(f) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth previously known as LSA Focused Equity

(g) Previously known as LSA Focused Equity

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                    -------------
Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
      MFS New Discovery Series (Service Class)                                      $   2,484,624
      MFS Utilities Series (Service Class)                                              1,785,333

Investments in the Oppenheimer Variable Account Funds
  (Service Class ("SC")) Sub-Account:
      Oppenheimer Main Street Small Cap Growth (SC)                                    15,503,053

Investments in the Panorama Series Fund, Inc. (Service Class ("SC")) Sub-Account:
      Oppenheimer International Growth (SC)                                             1,321,977

Investments in the PIMCO Advisors Variable Insurance Trust Sub-Accounts (h):
      OpCap Equity (i)                                                                  1,667,821
      OpCap Small Cap (j)                                                              11,480,407
      PEA Science and Technology (k)                                                   15,860,313

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
      Foreign Bond                                                                     15,188,488
      Money Market                                                                     22,470,813
      PIMCO Real Return (a)                                                             1,368,592
      PIMCO Total Return                                                               52,901,997
      StocksPLUS Growth and Income                                                      3,953,491

Investments in the Putnam Variable Trust Sub-Accounts:
      VT High Yield                                                                     5,111,685
      VT International Growth and Income                                               29,663,711

Investments in the Rydex Variable Trust Sub-Accounts:
      Rydex OTC                                                                         1,985,880
      Rydex Sector Rotation (a)                                                           135,656

Investments in the Salomon Brothers Variable Series Funds Sub-Account:
      All Cap (l)                                                                       3,814,169

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(h) Previously known as OCC Accumulation Trust

(i) Previously known as OCC Equity

(j) Previously known as OCC Small Cap

(k) Previously known as OCC Science and Technology

(l) Previously known as Capital

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                    -------------
Investments in the Scudder Variable Insurance Trust (Class B) Sub-Accounts:
      EAFE Equity Index (Class B) (a)                                               $      96,327
      Equity 500 Index (Class B) (a)                                                    1,460,562
      Small Cap Index (Class B) (a)                                                       772,921

Investments in the Scudder Variable Series I Sub-Accounts:
      Balanced                                                                          3,725,206
      Bond                                                                              9,595,687
      Global Discovery                                                                  4,355,162
      Growth and Income                                                                 1,475,624
      International                                                                    13,965,573

Investments in the STI Classic Variable Trust Sub-Accounts:
      STI Capital Appreciation                                                            976,999
      STI International Equity                                                             17,838
      STI Value Income Stock                                                              525,147

Investments in the Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                               9,756,716

Investments in the Strong Variable Insurance Funds, Inc. Sub-Account:
      Mid Cap Growth Fund II                                                            7,218,196

Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
      T. Rowe Price Equity Income                                                      10,967,165
      T. Rowe Price Mid-Cap Growth                                                     15,864,616
      T. Rowe Price New America Growth                                                  5,304,225

Investments in the T. Rowe Price International Series, Inc. Sub-Account:
      T. Rowe Price International Stock                                                18,178,415

Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
      Van Kampen UIF High Yield                                                         3,727,354
      Van Kampen UIF Mid Cap Core (m)                                                   1,280,733
      Van Kampen UIF Mid Cap Growth                                                     2,054,303

Investment in The Universal Institutional Funds, Inc. (Class II) Sub-Account:
      Van Kampen UIF U.S. Real Estate (Class II) (a)                                      907,289

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Account:
      LIT Growth and Income (Class II)                                                 11,882,170
                                                                                    -------------

                                                                                    $ 899,148,552
                                                                                    =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(m) Previously known as Van Kampen UIF Mid Cap Value

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

     In the table below, the units, the range of lowest to highest accumulation unit fair values, net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return are presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

     As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit fair values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit fair values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests.

          ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charge, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit fair values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

          *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit fair values. The ratio does not include any expenses assessed through the redemption of units.

               Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the AIM Variable
  Insurance Funds Sub-Account:
    AIM V. I. Dent Demographics
       2003                             144  $   8.72 -  $   8.87  $    1,267            0.00%   1.35% - 2.05%     -12.83% -  35.61%
       2002                             104      6.48 -      6.54         679            0.00    1.35  - 1.95      -33.53  - -33.12
       2001 (o)                          11      9.75 -      9.77         103            0.00    1.35  - 1.95       -2.48  -  -2.26

(o) For the period beginning August 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Alger American
  Fund Sub-Accounts:
    Growth
      2003                            2,416  $   6.17 - $   10.20  $   23,001            0.00%   1.25% - 1.80%      32.75% -  33.48%
      2002                            2,015      4.65 -      7.64      15,293            0.04    1.25  - 1.80      -34.19  - -33.83
      2001                            2,405      7.07 -     11.54      28,005            0.23    1.25  - 1.80      -13.40  - -12.92
    Income & Growth
      2003                            2,447      6.74 -     11.64      26,121            0.29    1.25  - 1.80       27.53  -  28.23
      2002                            2,331      5.28 -      9.08      20,204            0.67    1.25  - 1.80      -32.33  - -31.96
      2001                            2,450      7.81 -     13.34      32,508            0.37    1.25  - 1.80      -15.86  - -15.39
    Leveraged AllCap
      2003                            1,850      5.45 -     12.06      18,049            0.00    1.25  - 1.80       32.32  -  33.05
      2002                            1,543      4.12 -      9.06      12,637            0.01    1.25  - 1.80      -35.09  - -34.73
      2001                            1,583      6.34 -     13.88      21,195            0.00    1.25  - 1.80      -17.44  - -16.98
    MidCap Growth
      2003                            2,484      8.70 -     15.26      31,408            0.00    1.25  - 1.80       45.16  -  45.96
      2002                            1,575      6.00 -     10.46      15,074            0.00    1.25  - 1.80      -30.80  - -30.42
      2001                            1,618      8.66 -     15.03      23,790            0.00    1.25  - 1.80       -8.20  -  -7.69
    Small Capitalization
      2003                            1,739      5.06 -      8.21      12,925            0.00    1.25  - 1.80       39.81  -  40.58
      2002                            1,232      3.62 -      5.84       6,750            0.00    1.25  - 1.80      -27.54  - -27.14
      2001                            1,184      4.99 -      8.02       9,006            0.04    1.25  - 1.80      -30.78  - -30.40

Investments in the Alger American
  Fund (Series - S) Sub-Account:
    Growth (Series - S)
      2003 (a)                          138     12.29 -     12.36       1,699            0.00    1.35  - 2.15       22.94  -  23.61

Investments in the Federated
  Insurance Series Sub-Accounts:
    Federated Capital
      Income Fund II (b)
         2003                         1,008      6.86 -      7.67       9,113            5.98    1.25  - 1.80       18.52  -  19.17
         2002                         1,107      5.78 -      6.43       8,710            5.48    1.25  - 1.80      -25.31  - -24.89
         2001                         1,363      7.74 -      8.57      14,446            3.47    1.25  - 1.80      -15.27  - -14.80
      Federated Fund for U.S.
        Government Securities II
         2003                         4,333     12.01 -     12.71      57,279            4.42    1.25  - 1.80        0.54  -   1.09
         2002                         6,221     11.94 -     12.57      82,676            3.11    1.25  - 1.80        7.10  -   7.69
         2001                         4,587     11.15 -     11.67      57,925            3.23    1.25  - 1.80        5.11  -   5.69

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(b)  Previously known as Federated Utility Fund II

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Federated
  Insurance Series Sub-Accounts
    (continued):
       Federated High Income
         Bond Fund II
           2003                       2,278  $  10.81 - $   10.94  $   27,544            7.13%   1.25% - 1.80%      20.04% -  20.70%
           2002                       1,595      8.96 -      9.11      17,044           11.73    1.25  - 1.80       -0.42  -   0.13
           2001                       1,971      8.95 -      9.15      20,918           13.16    1.25  - 1.80       -0.44  -   0.11

Investments in the Fidelity
  Variable Insurance Products Fund
  Sub-Accounts:
    VIP Asset Manager
           2003                       1,378      9.38 -     11.19      18,163            3.49    1.25  - 1.80       15.87  -  16.51
           2002                       1,365      8.09 -      9.60      16,044            4.06    1.25  - 1.80      -10.36  -  -9.86
           2001                       1,495      9.03 -     10.65      20,287            4.19    1.25  - 1.80       -5.81  -  -5.29
    VIP Contrafund
           2003                       5,122      9.08 -     12.76      69,173            0.41    1.25  - 1.80       26.17  -  26.87
           2002                       4,103      7.19 -     10.06      47,439            0.84    1.25  - 1.80      -10.97  - -10.48
           2001                       3,931      8.08 -     11.24      53,585            0.78    1.25  - 1.80      -13.82  - -13.34
    VIP Equity-Income
           2003                       4,757     10.76 -     12.07      76,824            1.66    1.25  - 1.80       28.01  -  28.71
           2002                       4,571      8.41 -      9.38      60,366            1.84    1.25  - 1.80      -18.43  - -17.98
           2001                       5,014     10.30 -     11.43      84,335            1.72    1.25  - 1.80       -6.66  -  -6.14
    VIP Growth
           2003                       4,209      6.08 -     10.22      53,360            0.26    1.25  - 1.80       30.48  -  31.20
           2002                       3,992      4.66 -      7.79      42,976            0.26    1.25  - 1.80      -31.35  - -30.97
           2001                       4,540      6.79 -     11.28      76,095            0.08    1.25  - 1.80      -19.13  - -18.68
    VIP Index 500
           2003                       7,054      7.52 -     10.24      68,654            1.32    1.25  - 1.80       26.12  -  26.81
           2002                       6,156      5.96 -      8.07      49,088            1.38    1.25  - 1.80      -23.64  - -23.22
           2001                       6,554      7.80 -     10.51      68,656            1.12    1.25  - 1.80      -13.68  - -13.20
    VIP Money Market
           2003                       5,698     10.37 -     11.41      66,354            1.02    1.25  - 1.80       -0.80  -  -0.26
           2002                       8,988     10.46 -     11.44     106,870            1.79    1.25  - 1.80       -0.12  -   0.43
           2001                       8,980     10.47 -     11.39     106,999            4.02    1.25  - 1.80        2.32  -   2.89
    VIP Overseas
           2003                       1,355      7.21 -     10.25      14,775            0.69    1.25  - 1.80       40.81  -  41.59
           2002                       1,098      5.12 -      7.24       9,230            0.75    1.25  - 1.80      -21.70  - -21.27
           2001                       1,271      6.54 -      9.20      14,006            5.80    1.25  - 1.80      -22.58  - -22.15

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Fidelity
  Variable Insurance Products Fund
  (Service Class 2) Sub-Accounts:
    VIP Equity-Income (Service
      Class 2)
        2003                            679  $   9.91 - $   10.10  $    6,825            1.26%   1.35% - 2.15%      27.24% -  28.27%
        2002                            416      7.79 -      7.87       3,264            0.27    1.35  - 2.15      -22.14  - -18.27
        2001 (o)                         16      9.61 -      9.63         153            0.00    1.35  - 1.95       -3.88  -  -3.66
    VIP Growth (Service Class 2)
        2003 (a)                        304     12.39 -     12.46       3,785            0.00    1.35  - 2.15       23.94  -  24.61
    VIP Investment Grade Bond
      (Service Class 2)
        2003                          1,647     11.19 -     11.41      18,454            2.66    1.35  - 2.15        2.69  -   3.53
        2002                            698     10.90 -     11.02       7,601            0.59    1.35  - 2.15        8.61  -   8.98
        2001 (o)                         35     10.12 -     10.15         356            0.00    1.35  - 1.95        1.24  -   1.47
    VIP Overseas (Service Class 2)
        2003                            172     10.21 -     10.36       1,812            0.15    1.35  - 1.95       40.25  -  41.11
        2002                             30      7.28 -      7.34         222            0.07    1.35  - 1.95      -27.22  - -21.53
        2001 (o)                         <1      9.34 -      9.35           3            0.00    1.35  - 1.60       -6.56  -  -6.47

Investments in the Goldman Sachs
  Variable Insurance Trust
  Sub-Accounts:
    VIT CORE Small Cap Equity
        2003                            308     15.10 -     15.22       4,670            0.29    1.40  - 1.60       43.69  -  43.98
        2002                            187     10.51 -     10.57       1,969            0.30    1.40  - 1.60      -16.32  - -16.15
        2001                            150     12.55 -     12.61       1,890            0.31    1.40  - 1.60        2.86  -   3.07
    VIT International Equity
        2003                            423      8.61 -      8.68       3,661            4.07    1.40  - 1.60       33.34  -  33.61
        2002                            370      6.45 -      6.49       2,395            1.13    1.40  - 1.60      -19.63  - -19.47
        2001                            343      8.03 -      8.07       2,763            1.51    1.40  - 1.60      -23.50  - -23.35

Investments in the IAI Retirement
  Funds, Inc.
    Sub-Accounts:
      Balanced Portfolio
        2001 (p)                          -       N/A -       N/A           -            4.67    1.40  - 1.40         N/A  -    N/A
      Regional Portfolio
        2001 (p)                          -       N/A -       N/A           -            1.46    1.40  - 1.40         N/A  -    N/A
      Reserve Portfolio
        2001 (p)                          -       N/A -       N/A           -            0.09    1.40  - 1.40         N/A  -    N/A

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(o)  For the period beginning August 1, 2001 and ended December 31, 2001
(p)  For the period beginning January 1, 2001 and ended March 15, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in J.P. Morgan Series
  Trust II Sub-Account:
    Small Company
      2003                              350  $  11.41 - $   11.51  $    4,022            0.00%   1.40% - 1.60%      33.82% -  34.09%
      2002                              313      8.53 -      8.58       2,678            0.19    1.40  - 1.60      -22.90  - -22.74
      2001                              207     11.06 -     11.11       2,292            0.04    1.40  - 1.60       -9.50  -  -9.32

Investments in the Janus
  Aspen Series Sub-Accounts:
    Balanced
      2003                            4,922      9.27 -     13.83      75,826            2.19    1.25  - 1.80       12.02  -  12.63
      2002                            5,211      8.27 -     12.28      75,388            2.43    1.25  - 1.80       -8.11  -  -7.61
      2001                            5,447      9.00 -     13.29      88,983            2.70    1.25  - 1.80       -6.38  -  -5.86
    Flexible Income
      2003                            2,081     12.48 -     13.17      29,735            5.03    1.25  - 1.80        4.50  -   5.07
      2002                            2,108     11.94 -     12.53      30,198            4.63    1.25  - 1.80        8.51  -   9.10
      2001                            1,580     11.01 -     11.49      21,444            5.71    1.25  - 1.80        5.80  -   6.39
    Growth
      2003                            4,186      5.75 -      9.98      52,040            0.09    1.25  - 1.80       29.38  -  30.10
      2002                            4,763      4.44 -      7.67      47,543            0.00    1.25  - 1.80      -27.82  - -27.42
      2001                            6,103      6.15 -     10.57      87,101            0.07    1.25  - 1.80      -26.09  - -25.68
    Mid Cap Growth (c)
      2003                            2,551      3.71 -     10.44      29,458            0.00    1.25  - 1.80       32.69  -  33.43
      2002                            2,706      2.80 -      7.83      25,069            0.00    1.25  - 1.80      -29.22  - -28.83
      2001                            3,417      3.96 -     11.00      47,214            0.00    1.25  - 1.80      -40.54  - -40.21
    Worldwide Growth
      2003                            4,528      5.56 -      9.97      58,867            1.05    1.25  - 1.80       21.78  -  22.45
      2002                            5,370      4.56 -      8.14      60,043            0.84    1.25  - 1.80      -26.83  - -26.43
      2001                            6,817      6.24 -     11.07     107,028            0.44    1.25  - 1.80      -23.83  - -23.41

Investments in the Janus Aspen
  Series (Service Shares)
   Sub-Accounts:
    International Value
     (Service Shares) (d)
      2003                              365     10.23 -     11.82       3,877            0.56    1.25  - 2.05       30.66  -  31.73
      2002                              309      7.76 -      9.05       2,448            0.66    1.25  - 2.05      -22.38  -  -9.54
      2001 (o)                            1     10.68 -     10.69           8            0.11    1.35  - 1.60        6.79  -   6.89

(c)  Previously known as Aggressive Growth
(d)  Previously known as Global Value (Service Shares)
(o)  For the period beginning August 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Janus Aspen
  Series (Service Shares)
  Sub-Accounts (continued):
    Worldwide Growth
      (Service Shares)
       2003                             296  $   8.47 - $    8.61  $    2,626            0.81%   1.35% - 2.05%      21.15% -  22.01%
       2002                             220      6.99 -      7.06       1,572            0.86    1.35  - 2.05      -30.09  - -26.71
       2001 (o)                          35      9.62 -      9.63         334            0.12    1.35  - 1.80       -3.83  -  -3.66
Investments in the Lazard
  Retirement Series, Inc.
  Sub-Accounts:
    Emerging Markets
       2003                             234     14.30 -     14.54       3,075            0.04    1.35  - 2.05       49.81  -  50.88
       2002                             143      9.55 -      9.64       1,237            0.74    1.35  - 2.05       -4.55  -  -3.61
       2001                              85      8.81 -      9.91         744            0.53    1.40  - 1.75       -6.40  -  -0.95
    International Equity
       2003                             231      8.30 -      8.37       1,931            0.28    1.40  - 1.60       26.49  -  26.74
       2002                             236      6.57 -      6.61       1,557            0.09    1.40  - 1.60      -12.13  - -11.95
       2001                             190      7.47 -      7.50       1,424            0.00    1.40  - 1.60      -25.28  - -25.13

Investments in the LSA Variable
  Series Trust Sub-Accounts:
    LSA Aggressive Growth
       2003                             246      8.54 -      8.69       2,279            0.00    1.35  - 2.05       35.85  -  36.82
       2002                              75      6.29 -      6.35         491            0.00    1.35  - 2.05      -37.14  - -32.52
       2001 (o)                          20      9.40 -      9.41         188            0.00    1.35  - 1.60       -6.02  -  -5.93
    LSA Balanced
       2003                           1,931      9.71 -     11.07      21,256            1.50    1.25  - 2.15       26.45  -  27.62
       2002                           1,062      7.68 -      8.68       9,209            1.09    1.25  - 2.15      -23.19  - -13.22
       2001                             438      9.62 -      9.64       4,882            2.52    1.35  - 1.95       -3.85  -  -3.62
    LSA Basic Value
       2003                           1,789      9.60 -     10.07      17,755            0.00    1.25  - 2.05       30.69  -  31.77
       2002                             707      7.34 -      7.65       5,296            0.00    1.25  - 2.05      -23.55  - -23.31
       2001 (o)                          44      9.58 -      9.60         421            0.02    1.35  - 2.05       -4.24  -  -3.99
    LSA Blue Chip
       2003                           1,055      8.61 -      8.78       9,686            0.03    1.35  - 2.15      -13.92  -  23.55
       2002                             373      7.04 -      7.10       2,687            0.00    1.35  - 1.95      -27.64  - -27.19
       2001 (o)                          21      9.73 -      9.76         205            0.00    1.35  - 1.95       -2.66  -  -2.44
    LSA Capital Appreciation
       2003                             423      8.92 -      9.08       4,000            0.00    1.35  - 2.05       27.67  -  28.58
       2002                             153      6.99 -      7.06       1,095            0.00    1.35  - 2.05      -30.10  - -29.62
       2001 (o)                           9     10.01 -     10.03          89            0.00    1.35  - 1.80        0.13  -   0.31

(o)  For the period beginning August 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the LSA Variable
  Series Trust Sub-Accounts
  (continued):
    LSA Capital Growth (e)
      2003                              799  $   8.66 - $    8.81  $    6,820            0.23%   1.35% - 2.05%     -13.42% -  21.87%
      2002                              657      7.16 -      7.23       4,599            0.04    1.35  - 1.95      -28.35  - -25.39
      2001                              419      9.67 -      9.68       3,909            0.00    1.35  - 1.80       -3.32  -  -3.15
    LSA Disciplined Equity
      2003 (f)                            -      7.29 -      7.38           -            0.46    1.35  - 2.05        4.04  -   4.28
      2002                              653      7.00 -      7.07       4,357            0.58    1.35  - 2.05      -26.79  - -26.27
      2001                              325      9.57 -      9.59       2,851            0.28    1.35  - 2.05       -4.33  -  -4.07
    LSA Diversified Mid Cap
      2003                              858     10.22 -     10.23       8,814            0.10    1.25  - 2.15        2.32  -  31.15
      2002                              354      7.79 -      7.88       2,797            0.17    1.25  - 2.05      -22.09  - -21.15
      2001 (o)                           24      9.97 -     10.00         237            0.13    1.35  - 1.95       -0.27  -  -0.05
    LSA Emerging Growth
     Equity
      2003                            1,119      8.22 -      9.97      10,369            0.00    1.25  - 2.05      -17.79  -  45.11
      2002                              323      5.72 -      6.87       1,848            0.00    1.25  - 1.95      -42.80  - -31.32
      2001                              246      9.71 -     10.06       2,394            0.03    1.35  - 1.60      -19.15  -   0.63
    LSA Equity Growth (g)
      2003 (f)                        1,277      8.26 -      8.41      10,035            0.00    1.35  - 2.05      -17.36  -  21.81
      2002                              394      6.84 -      6.90       2,512            0.00    1.35  - 1.95      -31.57  - -30.76
      2001                              336      9.95 -      9.97       3,042            0.07    1.35  - 1.80       -0.50  -  -0.33
    LSA Mid Cap Value
      2003                            1,161     11.66 -     13.19      14,067            0.11    1.25  - 2.05       36.92  -  38.04
      2002                              605      8.45 -      9.64       5,354            0.40    1.25  - 2.05      -15.54  -  -3.64
      2001 (o)                           12     10.64 -     10.66         124            0.69    1.35  - 1.80        6.45  -   6.63
    LSA Value Equity
      2003                            1,139      9.33 -     10.20      12,431            1.71    1.25  - 2.15       -6.74  -  28.82
      2002                              746      7.32 -      7.92       6,520            0.00    1.25  - 2.05      -23.77  - -20.80
      2001                              373      9.60 -      9.62       4,369            0.65    1.35  - 2.05       -4.02  -  -3.77

Investments in the MFS Variable
  Insurance Trust Sub-Accounts:
    MFS Emerging Growth Series
      2003                              902      4.43 -      9.00       6,686            0.00    1.25  - 1.80       27.91  -  28.61
      2002                              742      3.46 -      6.99       4,611            0.00    1.25  - 1.80      -34.94  - -34.58
      2001                              852      5.33 -     10.69       8,401            0.00    1.25  - 1.80      -34.68  - -34.32

(e)  Previously known as LSA Growth Equity
(f) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth previously known as LSA Focused Equity
(g)  Previously known as LSA Focused Equity
(o)  For the period beginning August 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the MFS Variable
  Insurance Trust Sub-Accounts
  (continued):
    MFS Investors Trust Series
      2003                              756  $   7.57 - $    9.09  $    6,566            0.61%   1.25% - 1.80%      19.97% -  20.63%
      2002                              669      6.31 -      7.54       4,924            0.56    1.25  - 1.80      -22.38  - -21.95
      2001                              672      8.13 -      9.66       6,416            0.47    1.25  - 1.80      -17.46  - -17.00
    MFS New Discovery Series
      2003                            1,127      7.37 -     15.74      12,453            0.00    1.25  - 1.80       31.33  -  32.06
      2002                              700      5.61 -     11.92       6,737            0.00    1.25  - 1.80      -32.85  - -32.48
      2001                              573      8.36 -     17.65       8,863            0.00    1.25  - 1.80       -6.73  -  -6.22
    MFS Research Series
      2003                              497      6.23 -      9.10       4,296            0.64    1.25  - 1.80       22.48  -  23.16
      2002                              504      5.08 -      7.39       3,590            0.27    1.25  - 1.80      -25.89  - -25.48
      2001                              536      6.86 -      9.92       5,177            0.01    1.25  - 1.80      -22.67  - -22.24
    MFS Total Return Series
      2003                            2,207     11.74 -     13.18      28,160            1.45    1.25  - 1.80       14.25  -  14.88
      2002                            1,475     10.27 -     11.47      16,502            1.88    1.25  - 1.80       -6.86  -  -6.35
      2001                            1,004     11.03 -     12.25      12,169            1.99    1.25  - 1.80       -1.55  -  -1.01

Investments in the MFS Variable
  Insurance Trust (Service Class)
  Sub-Accounts:
    MFS New Discovery Series
     (Service Class)
      2003                              439      8.99 -      9.17       4,138            0.00    1.35  - 2.15      -10.10  -  31.63
      2002                              226      6.90 -      6.96       1,593            0.00    1.35  - 2.05      -32.72  - -31.05
      2001 (o)                           19     10.33 -     10.35         197            0.00    1.35  - 1.80        3.33  -   3.50
    MFS Utilities Series
     (Service Class)
      2003                              238      8.94 -      9.11       2,389            1.69    1.35  - 2.15      -10.63  -  33.74
      2002                              108      6.75 -      6.81         766            0.92    1.35  - 2.05      -32.53  - -23.94
      2001 (o)                           48      8.94 -      8.96         428            0.00    1.35  - 1.95      -10.63  - -10.42

Investments in the Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Account:
    Oppenheimer Main Street
     Small Cap Growth (SC)
      2003                            1,509     11.18 -     11.96      17,137            0.00    1.25  - 2.05       41.29  -  42.45
      2002                              544      7.85 -      8.46       4,398            0.00    1.25  - 2.05      -21.53  - -15.38
      2001 (o)                            9     10.28 -     10.30          94            0.00    1.35  - 1.95        2.80  -   3.03

(o)  For the period beginning August 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Panorama
  Series Fund, Inc. (Service
  Class ("SC")) Sub-Account:
    Oppenheimer International
     Growth (SC)
       2003                             164  $   9.55 - $    9.74  $    1,613            0.70%   1.35% - 2.15%      -4.51% -  43.57%
       2002                              73      6.71 -      6.78         500            0.27    1.35  - 2.05      -32.85  - -25.53
       2001 (o)                           2      9.09 -      9.11          21            0.00    1.35  - 1.80       -9.10  -  -8.94

Investments in the PIMCO Advisors
   Variable Insurance Trust
   Sub-Accounts (h):
     OpCap Equity (i)
       2003                             454     10.28 -     10.37       4,694            1.03    1.40  - 1.60       26.53  -  26.79
       2002                             311      8.13 -      8.18       2,538            0.70    1.40  - 1.60      -22.66  - -22.51
       2001                             208     10.51 -     10.56       2,193            0.49    1.40  - 1.60       -8.50  -  -8.32
     OpCap Small Cap (j)
       2003                           1,326     10.14 -     10.80      16,306            0.03    1.25  - 2.05       39.73  -  40.88
       2002                             522      7.20 -      7.73       4,951            0.04    1.25  - 2.05      -28.00  - -22.74
       2001                             123     10.08 -     10.09       1,961            0.54    1.35  - 1.80        0.76  -   0.93
     PEA Science and
      Technology (k)
       2003                           2,464      7.54 -     11.49      14,360            0.00    1.25  - 2.15      -24.64  -  61.31
       2002                             296      4.73 -      7.13         793            0.00    1.25  - 1.95      -52.72  - -28.74
       2001 (q)                          77      9.57 -      9.59         297            0.00    1.35  - 1.80       -4.30  -  -4.14

(h)  Previously known as OCC Accumulation Trust
(i)  Previously known as OCC Equity
(j)  Previously known as OCC Small Cap
(k)  Previously known as OCC Science and Technology
(o)  For the period beginning August 1, 2001 and ended December 31, 2001
(q)  For the period beginning May 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the PIMCO Variable
  Insurance Trust Sub-Accounts:
    Foreign Bond
      2003                            1,300  $  10.67 - $   10.72  $   14,430            2.87%   1.25% - 2.05%       0.16% -   0.99%
      2002                              368     10.56 -     10.70       4,133            2.88    1.25  - 2.05        5.65  -   7.01
      2001                               56     10.11 -     10.12         650            4.02    1.35  - 1.80        1.07  -   1.24
    Money Market
      2003                            2,561      9.79 -      9.98      26,639            0.77    1.35  - 2.15       -2.08  -  -0.64
      2002                            2,446      9.95 -     10.05      25,842            1.50    1.35  - 2.05       -0.67  -   0.04
      2001                            1,196     10.02 -     10.04      12,856            2.58    1.35  - 2.05        0.17  -   0.44
    PIMCO Real Return
      2003 (a)                          121     10.42 -     10.48       1,262            0.36    1.35  - 2.15        4.25  -   4.82
    PIMCO Total Return
      2003                            6,667     10.95 -     11.10      77,950            2.94    1.25  - 2.15        2.78  -   3.73
      2002                            3,913     10.56 -     10.80      44,468            3.18    1.25  - 2.15        5.57  -   7.97
      2001                              553     10.12 -     10.15       6,425            4.14    1.35  - 1.95        1.23  -   1.46
    StocksPLUS Growth and Income
      2003                              763      9.10 -      9.18       6,981            2.16    1.40  - 1.60       28.31  -  28.57
      2002                              498      7.09 -      7.14       3,544            3.05    1.40  - 1.60      -21.48  - -21.32
      2001                              284      9.03 -      9.07       2,569            4.00    1.40  - 1.60      -12.85  - -12.68

Investments in the Putnam
  Variable Trust Sub-Accounts:
    VT High Yield
      2003                              542     11.89 -     12.09       6,502            6.23    1.35  - 2.05       23.95  -  24.83
      2002                              171      9.59 -      9.68       1,649            4.50    1.35  - 2.05       -4.11  -  -2.07
      2001                               13      9.87 -      9.89         127            0.00    1.35  - 1.95       -1.35  -  -1.12
    VT International Growth
     and Income
      2003                              359     10.74 -     11.16       3,957            1.09    1.25  - 2.05       35.02  -  36.14
      2002                              169      7.96 -      8.20       1,374            0.04    1.25  - 2.05      -20.44  - -18.02
      2001                                3      9.44 -      9.44          27            0.00    1.35  - 1.60       -5.65  -  -5.56

Investment in the Rydex
  Variable Trust Sub-Accounts:
    Rydex OTC
      2003                              529      8.32 -      8.48       3,121            0.00    1.35  - 2.15      -16.79  -  43.46
      2002                              236      5.86 -      5.91       1,008            0.00    1.35  - 1.95      -40.05  - -39.68
      2001 (q)                           29      9.78 -      9.80         200            0.00    1.35  - 1.95       -2.19  -  -1.97
    Rydex Sector Rotation
      2003 (a)                            8     12.41 -     12.47          99            0.00    1.35  - 2.05       24.12  -  24.71

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(q)  For the period beginning May 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Salomon
  Brothers Variable Series
  Funds Sub-Account:
    All Cap (l)
      2003                              861  $   9.63 - $    9.82  $   10,749            0.27%   1.35% - 2.15%      -3.69% -  37.16%
      2002                              673      7.09 -      7.16       6,170            0.54    1.35  - 2.05      -29.11  - -26.07
      2001                              387      9.67 -      9.68       5,207            0.89    1.35  - 1.80       -3.33  -  -3.16

Investments in the Scudder
  Variable Insurance Trust
  (Class B) Sub-Accounts:
    EAFE Equity Index (Class B)
      2003 (a)                            3     13.13 -     13.17          38            0.00    1.35  - 1.80       31.30  -  31.70
    Equity 500 Index (Class B)
      2003 (a)                          110     12.06 -     12.12       1,333            0.00    1.35  - 2.05       20.61  -  21.19
    Small Cap Index (Class B)
      2003 (a)                           54     13.81 -     13.87         753            0.00    1.35  - 1.95       38.11  -  38.67

Investments in the Scudder Variable
  Series I Sub-Accounts:
    Balanced
      2003                            1,499      8.60 -     11.02      19,804            2.33    1.25  - 1.80       15.83  -  16.47
      2002                            1,493      7.42 -      9.47      17,979            2.87    1.25  - 1.80      -16.59  - -16.13
      2001                            1,762      8.90 -     11.29      25,601            2.51    1.25  - 1.80       -7.75  -  -7.23
    Bond
      2003                            1,611     12.03 -     12.54      20,921            4.34    1.25  - 1.80        3.19  -   3.76
      2002                            1,612     11.65 -     12.08      20,534            5.64    1.25  - 1.80        5.74  -   6.32
      2001                            1,559     11.02 -     11.36      18,845            3.09    1.25  - 1.80        3.85  -   4.42
    Global Discovery
      2003                              641      7.78 -     14.32       7,673            0.06    1.25  - 1.80       46.43  -  47.24
      2002                              369      5.31 -      9.72       3,268            0.00    1.25  - 1.80      -21.32  - -20.88
      2001                              298      6.75 -     12.29       3,484            0.00    1.25  - 1.80      -25.95  - -25.54
    Growth and Income
      2003                              449      7.85 -      8.87       3,859            0.93    1.25  - 1.80       24.48  -  25.17
      2002                              388      6.31 -      7.09       2,704            1.03    1.25  - 1.80      -24.50  - -24.08
      2001                              368      8.35 -      9.34       3,398            1.13    1.25  - 1.80      -12.89  - -12.41
    International
      2003                              459      5.95 -      8.51       3,444            1.01    1.25  - 1.80       25.47  -  26.17
      2002                              296      4.74 -      6.74       1,895            0.70    1.25  - 1.80      -19.82  - -19.38
      2001                              447      5.91 -      8.36       3,673            0.47    1.25  - 1.80      -32.10  - -31.72

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(l)  Previously known as Capital

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the STI Classic
  Variable Trust Sub-Accounts:
    STI Capital Appreciation
      2003                              223  $   7.99 - $    8.65  $    1,871            0.00%   1.25% - 1.80%      16.34% -  16.98%
      2002                              168      6.87 -      7.40       1,219            0.00    1.25  - 1.80      -23.28  - -22.86
      2001                               79      8.95 -      9.59         751            0.01    1.25  - 1.80       -7.04  -  -6.53
    STI International Equity
      2003                               10      8.09 -      8.91          91            0.38    1.25  - 1.80       34.87  -  35.61
      2002                               34      6.00 -      6.57         226            0.00    1.25  - 1.80      -20.04  - -19.60
      2001                              128      7.50 -      8.18       1,041            0.00    1.25  - 1.80      -24.95  - -18.44
    STI Value Income Stock
      2003                              192      9.17 -     11.20       1,857            1.30    1.25  - 1.80       20.92  -  21.59
      2002                              241      7.54 -      9.26       1,864            1.07    1.25  - 1.80      -18.47  - -18.02
      2001                              372      9.20 -     11.36       3,456            2.31    1.25  - 1.80       -2.91  -  -2.37

Investments in the Strong
  Opportunity Fund II, Inc.
  Sub-Account:
    Opportunity Fund II
      2003                            1,351      9.28 -     14.26      16,545            0.08    1.25  - 1.80       34.57  -  35.31
      2002                            1,225      6.90 -     10.54      11,660            0.48    1.25  - 1.80      -28.13  - -27.73
      2001                              864      9.60 -     14.59      11,873            0.49    1.25  - 1.80       -5.43  -  -4.91

Investments in the Strong Variable
  Insurance Funds, Inc.
    Sub-Accounts:
      Discovery Fund II
      2002 (n)                            -       N/A -       N/A           -            0.00    1.25  - 1.80         N/A  -    N/A
      2001                              107      9.46 -     12.14       1,269            1.11    1.25  - 1.80        2.21  -   2.78
    Mid Cap Growth Fund II
      2003                              966      4.43 -     10.06       7,403            0.00    1.25  - 1.80       31.82  -  32.55
      2002                              723      3.36 -      7.59       4,578            0.00    1.25  - 1.80      -38.66  - -38.32
      2001                              760      5.47 -     12.31       8,300            0.00    1.25  - 1.80      -32.02  - -31.64

Investments in the T. Rowe Price
  Equity Series, Inc. Sub-Accounts:
    T. Rowe Price Equity Income
      2003                            2,216     12.07 -     13.14      28,311            1.57    1.25  - 1.80       23.26  -  23.94
      2002                            1,609      9.79 -     10.60      16,770            1.93    1.25  - 1.80      -14.67  - -14.20
      2001                            1,303     11.48 -     12.36      15,986            1.64    1.25  - 1.80       -0.36  -   0.20

(n)  For the period beginning January 1, 2002 and ended May 16, 2002

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the T. Rowe Price
  Equity Series, Inc. Sub-Accounts
  (continued):
    T. Rowe Price Mid-Cap Growth
       2003                           1,994  $  10.29 - $   15.51  $   26,891            0.00%   1.25% - 1.80%      35.92% -  36.67%
       2002                           1,181      7.57 -     11.35      12,238            0.00    1.25  - 1.80      -22.66  - -22.23
       2001                             734      9.79 -     14.59      10,238            0.00    1.25  - 1.80       -2.70  -  -2.16
    T. Rowe Price New
     America Growth
       2003                             398      7.28 -      9.09       3,398            0.00    1.25  - 1.80       32.70  -  33.43
       2002                             410      5.49 -      6.81       2,661            0.00    1.25  - 1.80      -29.59  - -29.20
       2001                             178      7.80 -      9.62       1,678            0.00    1.25  - 1.80      -22.04  - -12.95

Investments in the T. Rowe Price
  International Series, Inc.
  Sub-Account:
    T. Rowe Price International
      Stock
       2003                             563      6.72 -      9.20       4,715            1.36    1.25  - 1.80       28.20  -  28.90
       2002                             376      5.24 -      7.14       2,549            0.72    1.25  - 1.80      -19.75  - -19.31
       2001                             574      6.53 -      8.85       4,955            2.60    1.25  - 1.80      -23.61  - -23.19

Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts:
    Van Kampen UIF High Yield
       2003                             559     10.56 -     10.77       5,631            0.00    1.35  - 2.15        5.62  -  24.01
       2002                             292      8.60 -      8.68       2,361           12.05    1.35  - 2.05      -14.01  -  -8.52
       2001                             166      9.48 -      9.49       1,437           14.19    1.35  - 1.80       -5.24  -  -5.08
    Van Kampen UIF Mid Cap
      Core (m)
       2003                             502     12.35 -     12.45       6,228            0.00    1.40  - 1.60       39.27  -  39.54
       2002                             453      8.87 -      8.92       4,037            0.00    1.40  - 1.60      -29.17  - -29.02
       2001                             285     12.52 -     12.57       3,581            0.00    1.40  - 1.60       -4.70  -  -4.50
    Van Kampen UIF Mid Cap
      Growth
       2003                             651      8.27 -      8.34       5,414            0.00    1.40  - 1.60       39.52  -  39.80
       2002                             438      5.93 -      5.97       2,605            0.00    1.40  - 1.60      -32.25  - -32.12
       2001                             337      8.75 -      8.79       2,959            0.00    1.40  - 1.60      -30.44  - -30.30

(m)  Previously known as Van Kampen UIF Mid Cap Value

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Universal
  Institutional Funds, Inc.
  (Class II) Sub-Account:
     Van Kampen UIF U.S.
      Real Estate (Class II)
        2003 (a)                         68  $  12.72 - $   12.78  $      871            0.00%   1.35% - 2.05%      27.19% -  27.80%

Investments in the Van Kampen
  Life Investment Trust
  (Class II) Sub-Account:
     LIT Growth and Income
       (Class II)
         2003                         1,743     10.02 -     10.29      17,817            0.39    1.25  - 2.15        0.16  -  26.09
         2002                           588      8.04 -      8.16       4,773            0.20    1.25  - 1.95      -19.60  - -18.37
         2001 (n)                        20      9.62 -      9.64         196            0.00    1.35  - 1.80       -3.77  -  -3.60

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(o)  For the period beginning August 1, 2001 and ended December 31, 2001

                                  PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

          The following financial statements are included in Part A of the Registration Statement:

               None

          The following financial statements are included in Part B of the Registration Statement:

               The financial statements of the Sub-Accounts comprising the Separate Account as of December 31, 2003, and for each of the periods in the two years then ended and the financial statements (prepared on a GAAP basis of accounting) for Lincoln Benefit Life Company as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and related financial statement schedules.

          The following financial statements are included in Part C of the Registration Statement:

               None

(b)  Exhibits


     (1) Resolution Establishing Separate Account...........**
     (2) Custody Agreements.................................Not Applicable
     (3) (a)  Form of Underwriting Agreement................******
         (b)  Form of Selling Agreement.....................******
     (4) Variable Annuity Contract..........................*****
     (5) Application for Contract...........................***
     (6) Depositor - Corporate Documents
         (a)  Articles of Incorporation.....................*
         (b)  By-Laws.......................................*
     (7) Reinsurance Contract...............................**
     (8) Forms of Fund Participation Agreement:

              (a)Janus Aspen Series...........................................................*
              (b)Variable Insurance Products Fund.............................................*
              (c)Variable Insurance Products Fund II..........................................*
              (e)Federated Insurance Fund Management Series...................................*
              (f)Scudder Variable Life Investment Fund........................................*
              (g)Alger American Fund..........................................................****
              (h)Form of Participation Agreement (Service Shares) among Janus
                 Aspen Series and Lincoln Benefit Life Company................................*******
              (i)Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust................................................********
              (j)Form of Participation Agreement among MFS Variable Insurance Trust,
                 Lincoln Benefit Life Company, and Massachusetts Financial Services Company...*
              (k) (1) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust  ...........................................*********
              (k) (2) Amendment to Participation Agreement Among OCC Accumulation Trust,
                       OCC Distributors, and Lincoln Benefit Life Company.....................**********
              (l)  Form of Participation Agreement among Panorama Series Fund, Inc.,
                   OppenheimerFunds, Inc., and Lincoln Benefit Life Company ..................*******
              (m)  Form of Participation Agreement among Oppenheimer Variable Account Funds,
                   OppenheimerFunds, Inc., and Lincoln Benefit Life Company ..................*******
              (n)  Form of Participation Agreement among PIMCO Variable Insurance Trust,
                   Lincoln Benefit Life Company and PIMCO Funds Distributor LLC...............*********
              (o)  Form of Participation Agreement among Putnam Variable Trust,
                   Putnam Retail Management, Inc., and Lincoln Benefit Life Company...........*******
              (p)  Form of Participation Agreement among Van Kampen Investment Trust,
                   Van Kampen Funds, Inc., Van Kampen Asset Management, Inc.,
                   and Lincoln Benefit Life Company...........................................*******
              (q)  Form of Participation Agreement by and among AIM Variable Insurance
                   Funds, AIM Distributors, Inc., Lincoln Benefit Life Company, and ALFS,Inc..*******
              (r)  Form of Participation Agreement between Salomon Brothers Variable
                   Series Fund, Inc., Salomon Brothers Asset Management, Inc. and
                   Lincoln Benefit Life Company...............................................*********
              (s)  Form of Participation Agreement among Lincoln Benefit Life
                   Company, Van Kampen Universal Institutional Funds, and Miller Anderson
                   & Sherrerd, LLP............................................................*********


     (9)  Opinion of Counsel..................................................................*****
     (10) Independent Auditors' Consent.......................................................Herewith
     (11) Financial Statements Omitted from Item 23...........................................Not Applicable
     (12) Initial Capitalization Agreement....................................................Not Applicable
     (27) Financial Data Schedules............................................................Not Applicable
     (99) (a) Powers of Attorney for Lawrence W. Dahl,
              Douglas F. Gaer, John C. Lounds, J. Kevin McCarthy, Samuel
              H. Pilch, Steven E. Shebik, Casey J. Sylla, Michael J. Velotta, B.
              Eugene Wraith, James P. Zils....................................................***********
          (b) Power of Attorney for Kevin R.Slawin............................................Herewith



* Previously Filed on Registration Statement on Form S-6 (File No. 333-47717) filed March 11, 1998.

** Previously Filed on Registration Statement on Form N-4 (File No. 333-50545 and 811-7924) filed April 21, 1998.

***  Previously  Filed  on  Post-Effective   Amendment  No.  7  to  Registration
     Statement on Form N-4 (File No. 33-66786 and 811-7924) filed February 28, 1997.

**** Previously  Filed  on  Post-Effective   Amendment  No.  9  to  Registration
     Statement on Form N-4 (File No. 33-66786 and 811-7924) filed February 12, 1998.

*****Previously  filed  on  Post-Effective  Amendment  No.  10  to  Registration
     Statement  on Form N-4 (File No.  33-66786  and  811-7924)  filed April 28,
     1998.

******  Previously  filed on  Post-Effective  Amendment  No.  1 to  Registration
     Statement on Form N-4 (File No. 333-50545 and 811-7924) filed January 28, 1999.

*******  Previously  filed on  Post-Effective  Amendment  No. 1 to  Registration
     Statement on Form N-4 (File No.  333-61146  and  811-7924)  filed August 8,
     2001

********  Previously  filed  on  Pre-effective  Amendment  No. 1 on Form N-4 for
     Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

*********  Previously  filed on  Registration  Statement on Form N-4 for Lincoln
     Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

**********  Previously filed on  Post-Effective  Amendment No. 2 on Form N-4 for
     Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

*********** Post-Effective Amendment No. 15 to Registration Statement on Form
     N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 033-66786, filed April 21, 2003.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506-4142.



NAME                       POSITION/OFFICE WITH DEPOSITOR
--------------------------------------------------------------------------------

NAME                                POSITION/OFFICE WITH DEPOSITOR
--------------------------          ------------------------------------------------------
Lawrence W. Dahl                    Director, Executive Vice President
Douglas F. Gaer                     Executive Vice President
John C. Lounds                      Director
J. Kevin McCarthy                   Director
Steven E. Shebik                    Director, Senior Vice President and Chief Financial Officer
Kevin R. Slawin                     Director
Casey J. Sylla                      Director, Chairman of the Board and Chief Executive Officer
Michael J. Velotta                  Director, Senior Vice President, General Counsel and Secretary
B. Eugene Wraith                    Director, President and Chief Operating Officer
Samuel H. Pilch                     Group Vice President and Controller
Joseph Patrick Rath                 Assistant Vice President, Assistant General Counsel and Assistant Secretary
Eric A. Simonson                    Senior Vice President and Chief Investment Officer
Dean M. Way                         Senior Vice President and Actuary
Anton J. Glacy, Jr                  Vice President
John E. Smith                       Vice President
James P. Zils                       Treasurer
Janet P. Anderbery                  Vice President
Bob W. Birman                       Vice President
Teresa N. Carnazzo                  Vice President
William F. Emmons                   Vice President, Assistant General Counsel & Assistant Secretary
Georgia Feiste                      Vice President
Sharyn L. Jenson                    Vice President
Heidi Kelle                         Vice President
Scott Lawson                        Vice President
Barb Raymond                        Vice President
Stanley G. Shelley                  Vice President
J. Eric Smith                       Vice President
Robert L. Vance                     Vice President and Assistant Treasurer
Jeanette Wellsandt                  Vice President
Errol Cramer                        Appointed Actuary
Joanne M. Derrig                    Assistant Vice President and Chief Privacy Officer
Philip Emmanuele                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Karen C. Gardner                    Assistant Vice President
Emma M. Kalaidjian                  Assistant Secretary
Barry S. Paul                       Assistant Treasurer
Robert E. Transon                   Assistant Vice President
Timothy N. Vander Pas               Assistant Vice President
Nestor Almaria                      Authorized Representative
Lynn Cirrincione                    Authorized Representative
Dave Simek                          Authorized Representative

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT
--------------------------------------------------------------------------------

See Annual Report on Form 10-K of the Allstate Corporation, File No. 1-11840, filed March 11, 2004.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of January 31, 2004, the Registrant has 6,434 qualified Contract owners and 4,039 non-qualified Contract owners.

ITEM 28.  INDEMNIFICATION

         The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

         The by-laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

     Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITER

     ALFS, Inc. ("ALFS") serves as distributor for the Registrant. ALFS also services as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit. The following are the directors and officers of ALFS. Their principal business address is 3100 Sanders Road, Northbrook, IL 60062.

         Name                               Position with Distributor
      ---------------------------           ------------------------------------------------
      J. Kevin McCarthy                     Director, President, Chief Executive Officer
      Casey J. Sylla                        Director
      Michael J. Velotta                    Director and Secretary
      Marian Goll                           Vice President, Treasurer and Financial Operations Principal
      Brent H. Hamann                       Vice President
      Andrea J. Schur                       Vice President
      Maribel V. Gerstner                   Assistant Vice President and Compliance Officer
      Joanne M. Derrig                      Assistant Vice President and Chief Privacy Officer
      William F. Emmons                     Assistant Secretary
      Emma M. Kalaidjian                    Assistant Secretary
      Barry S. Paul                         Assistant Treasurer
      Joseph Patrick Rath                   Vice President, General Counsel and Secretary
      James P. Zils                         Assistant Treasurer
      John E. Smith                         Chief Operations Officer

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


               (1)                     (2)                    (3)               (4)                  (5)

        Name of Principal        Net Underwriting          Compensation       Brokerage
           Underwriter            Discounts and            on Redemption      Commission          Compensation
           ALFS, Inc                Commission

                                        0                       0                0                   0



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

The Distributor, ALFS, is located at 3100 Sanders Road, Northbrook, IL 60062

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.



ITEM 31.  MANAGEMENT SERVICES

None.


ITEM 32.  UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

The Company further represents that fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on this 19th day of April, 2004.


                          LINCOLN BENEFIT LIFE VARIABLE
                                  LIFE ACCOUNT
                                  (Registrant)

                        By: LINCOLN BENEFIT LIFE COMPANY
                                   (Depositor)


                             By: /s/B. Eugene Wraith
                           ---------------------------
                           B. Eugene Wraith, President
                           and Chief Operating Officer


     As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in their respective capacities on April 19, 2004:

         SIGNATURE                           TITLE
------------------------------        --------------------------

/s/ B. Eugene Wraith                  Director, President and Chief Operating
-------------------------------         Officer
(Principal Executive Officer)



/s/ Samuel H. Pilch                   Group Vice President and Controller
------------------------------
(Principal Accounting Officer)



/s/ James P. Zils                     Treasurer
-----------------------------
(Principal Financial Officer)



/s/ Lawrence W. Dahl                  Director, Executive Vice President
----------------------------



/s/ Douglas F. Gaer                   Executive Vice President
----------------------------



/s/ John C. Lounds                    Director
----------------------------


/s/ J. Kevin McCarthy                 Director
----------------------------


/s/ Steven E. Shebik                  Director, Senior Vice President and
----------------------------           Chief Financial Officer


/s/ Kevin R. Slawin                   Director
----------------------------


/s/ Michael J. Velotta                Director, Senior Vice President,
----------------------------           General Counsel and Secretary



/s/ Casey J. Sylla                    Director, Chairman of the Board and
----------------------------           Chief Executive Officer

                                INDEX TO EXHIBITS

                                       FOR

                       REGISTRATION STATEMENT ON FORM N-4

                  Lincoln Benefit Life Variable Annuity Account


Exhibit No.     Description

10              Independent Auditors' Consent

99(b)           Power of Attorney for Kevin R. Slawin